Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed prior to the date of effectiveness of this Registration Statement under the Securities Act solely for the purpose of furnishing corrected Exhibit 101.1, in order to correct errors in the Interactive Data Files that were furnished as Exhibit 101.1 to the Registration Statement, as originally filed August 20, 2013.
Document Period End Date	Jun 30, 2013
Trading Symbol	GABC
Entity Registrant Name	GERMAN AMERICAN BANCORP, INC.
Entity Central Index Key	0000714395
Entity Filer Category	Accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and Due from Banks	$ 28,390	$ 41,624	$ 28,366
Federal Funds Sold and Other Short-term Investments	10,105	7,463	32,737
Cash and Cash Equivalents	38,495	49,087	61,103
Interest-bearing Time Deposits with Banks	1,253	2,707	5,986
Securities Available-for-Sale, at Fair Value	612,569	587,602	516,844
Securities Held-to-Maturity, at Cost (Fair value of $271 and $351 on June 30, 2013 and December 31, 2012, respectively)	268	346	690
Loans Held-for-Sale, at Fair Value	19,435	16,641	21,485
Loans	1,245,705	1,207,901	1,123,549
Less: Unearned Income	(2,741)	(3,035)	(2,556)
Allowance for Loan Losses	(15,263)	(15,520)	(15,312)
Loans, Net	1,227,701	1,189,346	1,105,681
Stock in FHLB of Indianapolis and Other Restricted Stock, at Cost	8,340	8,340	8,340
Premises, Furniture and Equipment, Net	36,702	36,554	37,706
Other Real Estate	1,560	1,645	2,343
Goodwill	18,865	18,865	18,865
Intangible Assets	1,977	2,692	4,346
Company Owned Life Insurance	30,701	30,223	29,263
Accrued Interest Receivable and Other Assets	12,746	62,252	61,115
TOTAL ASSETS	2,010,612	2,006,300	1,873,767
LIABILITIES
Non-interest-bearing Demand Deposits	331,571	349,174	282,335
Interest-bearing Demand, Savings, and Money Market Accounts	982,665	962,574	899,584
Time Deposits	327,673	329,183	374,279
Total Deposits	1,641,909	1,640,931	1,556,198
FHLB Advances and Other Borrowings	175,640	161,006	130,993
Accrued Interest Payable and Other Liabilities	11,202	19,337	18,966
TOTAL LIABILITIES	1,828,751	1,821,274	1,706,157
SHAREHOLDERS' EQUITY
Preferred Stock, no par value; 500,000 shares authorized, no shares issued	0	0	0
Common Stock, no par value, $1 stated value; 30,000,000 shares authorized	12,667	12,637	12,594
Additional Paid-in Capital	95,766	95,617	95,039
Retained Earnings	74,967	66,421	49,434
Accumulated Other Comprehensive Income (Loss)	(1,539)	10,351	10,543
TOTAL SHAREHOLDERS' EQUITY	181,861	185,026	167,610
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,010,612	$ 2,006,300	$ 1,873,767
End of period shares issued and outstanding	12,666,936	12,636,656	12,594,258

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities Held-to-Maturity, Fair value	$ 271	$ 351	$ 697
Preferred Stock, no par value	$ 0	$ 0	$ 0
Preferred Stock, shares authorized	500,000	500,000	500,000
Preferred Stock, shares issued	0	0	0
Common Stock, no par value	$ 0	$ 0	$ 0
Common Stock, stated value	$ 1	$ 1	$ 1
Common Stock, shares authorized	30,000,000	30,000,000	30,000,000

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and Fees on Loans	$ 15,035	$ 15,513	$ 29,920	$ 31,298	$ 61,691	$ 64,445	$ 53,266
Interest on Federal Funds Sold and Other Short-term Investments	13	40	23	73	91	216	76
Interest and Dividends on Securities:
Taxable	2,771	3,421	5,612	6,747	12,946	13,677	9,812
Non-taxable	639	589	1,273	1,172	2,432	1,823	1,039
TOTAL INTEREST INCOME	18,458	19,563	36,828	39,290	77,160	80,161	64,193
INTEREST EXPENSE
Interest on Deposits	1,154	1,855	2,388	3,901	6,958	11,986	10,561
Interest on FHLB Advances and Other Borrowings	592	1,059	1,503	2,128	3,954	4,194	4,961
TOTAL INTEREST EXPENSE	1,746	2,914	3,891	6,029	10,912	16,180	15,522
NET INTEREST INCOME	16,712	16,649	32,937	33,261	66,248	63,981	48,671
Provision for Loan Losses	(200)	391	150	1,081	2,412	6,800	5,225
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	16,912	16,258	32,787	32,180	63,836	57,181	43,446
NON-INTEREST INCOME
Trust and Investment Product Fees	814	664	1,631	1,360	2,657	2,145	1,582
Service Charges on Deposit Accounts	1,050	1,017	2,005	1,952	4,076	4,154	4,065
Insurance Revenues	1,379	1,358	3,163	2,749	5,524	5,819	5,347
Company Owned Life Insurance	217	266	483	510	974	1,100	806
Interchange Fee Income	513	460	943	891	1,724	1,501	1,243
Other Operating Income	861	316	1,152	689	1,955	1,452	1,740
Net Gains on Sales of Loans	809	676	1,563	1,389	3,234	2,381	2,160
Net Gains on Securities	467	76	1,080	94	1,667	3,024	0
TOTAL NON-INTEREST INCOME	6,110	4,833	12,020	9,634	21,811	21,576	16,943
NON-INTEREST EXPENSE
Salaries and Employee Benefits	7,627	6,828	15,411	14,148	29,086	27,992	22,070
Occupancy Expense	1,099	1,061	2,204	2,153	4,277	4,264	3,492
Furniture and Equipment Expense	748	724	1,493	1,404	2,787	2,934	2,591
FDIC Premiums	260	283	515	580	1,116	1,473	1,455
Data Processing Fees	349	321	702	435	1,071	2,092	1,411
Professional Fees	525	587	1,186	1,192	2,247	2,056	2,285
Advertising and Promotion	516	396	1,006	769	1,714	1,525	1,255
Intangible Amortization	348	422	715	864	1,655	1,956	898
Other Operating Expenses	1,789	1,801	3,491	3,471	6,970	6,490	5,904
TOTAL NON-INTEREST EXPENSE	13,261	12,423	26,723	25,016	50,923	50,782	41,361
Income before Income Taxes	9,761	8,668	18,084	16,798	34,724	27,975	19,028
Income Tax Expense	3,229	2,701	5,743	5,229	10,669	7,726	5,623
NET INCOME	6,532	5,967	12,341	11,569	24,055	20,249	13,405
Other Comprehensive Income (Loss):
Changes in Unrealized Gain (Loss) on Securities Available-for-Sale, Net	(9,654)	704	(11,890)	1,179	(124)	5,677	474
Change in Unrecognized Loss on Postretirement Benefit Obligation, Net	0		0		(21)	(38)	(176)
Change in Unrecognized Amounts in Pension, Net					(47)	4	(13)
Total Other Comprehensive Income (Loss)	(9,654)	704	(11,890)	1,179	(192)	5,643	285
COMPREHENSIVE INCOME (LOSS)	$ (3,122)	$ 6,671	$ 451	$ 12,748	$ 23,863	$ 25,892	$ 13,690
Basic Earnings Per Share	$ 0.52	$ 0.47	$ 0.98	$ 0.92	$ 1.91	$ 1.61	$ 1.21
Diluted Earnings Per Share	$ 0.52	$ 0.47	$ 0.97	$ 0.92	$ 1.9	$ 1.61	$ 1.21
Dividends Per Share	$ 0.15	$ 0.14	$ 0.3	$ 0.28

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME	$ 6,532	$ 6,194	$ 6,292	$ 5,967	$ 5,602	$ 5,573	$ 5,167	$ 4,864	$ 4,645	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Other Comprehensive Income (Loss):
Unrealized Holding Gain (Loss) Arising During the Period	(14,651)			1,154						(17,753)	1,885	1,495	11,829	891
Reclassification Adjustment for Losses (Gains) Included in Net Income	(467)			(76)						(1,080)	(94)	(1,667)	(3,024)	0
Tax Effect	5,464			(374)						6,943	(612)	(94)	3,105	292
Net of Tax	(9,654)			704						(11,890)	1,179	(124)	5,677	474
Total Other Comprehensive Income (Loss)	(9,654)			704						(11,890)	1,179	(192)	5,643	285
COMPREHENSIVE INCOME (LOSS)	$ (3,122)			$ 6,671						$ 451	$ 12,748	$ 23,863	$ 25,892	$ 13,690

Consolidated Statements of Changes in Shareholders��� Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Deficit during Development Stage [Member]
Balances at Dec. 31, 2009	$ 113,549	$ 11,077	$ 68,816	$ 29,041	$ 4,615
Balances (in shares) at Dec. 31, 2009		11,077,382
Net Income	13,405			13,405
Other Comprehensive Income (Loss)	285				285
Cash Dividends ($.56 per share)	(6,214)			(6,214)
Issuance of Common Stock for:
Exercise of Stock Options	35	4	31
Exercise of Stock Options (in shares)		3,698
Employee Stock Purchase Plan	(30)		(30)
Restricted Share Grants	405	24	381
Restricted Share Grants (in shares)		24,503
Income Tax Benefit From Restricted Share Grant	99		99
Balances at Dec. 31, 2010	121,534	11,105	69,297	36,232	4,900
Balances (in shares) at Dec. 31, 2010		11,105,583
Net Income	20,249			20,249
Other Comprehensive Income (Loss)	5,643				5,643
Cash Dividends ($.56 per share)	(7,047)			(7,047)
Issuance of Common Stock for:
Exercise of Stock Options	12	2	10
Exercise of Stock Options (in shares)		1,652
Acquisition of American Community Bancorp, Inc.	26,572	1,449	25,123
Acquisition of American Community Bancorp, Inc. (in shares)		1,448,520
Employee Stock Purchase Plan	(25)		(25)
Restricted Share Grants	635	38	597
Restricted Share Grants (in shares)		38,503
Income Tax Benefit From Restricted Share Grant	37		37
Balances at Dec. 31, 2011	167,610	12,594	95,039	49,434	10,543
Balances (in shares) at Dec. 31, 2011		12,594,258
Net Income	24,055			24,055
Other Comprehensive Income (Loss)	(192)				(192)
Cash Dividends ($.56 per share)	(7,068)			(7,068)
Issuance of Common Stock for:
Exercise of Stock Options	37	8	29
Exercise of Stock Options (in shares)	48,089	7,278
Employee Stock Purchase Plan	(67)		(67)
Restricted Share Grants	628	35	593
Restricted Share Grants (in shares)		35,120
Income Tax Benefit From Restricted Share Grant	23		23
Balances at Dec. 31, 2012	$ 185,026	$ 12,637	$ 95,617	$ 66,421	$ 10,351
Balances (in shares) at Dec. 31, 2012		12,636,656

Consolidated Statements of Changes in Shareholders��� Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Dividends, per share	$ 0.56	$ 0.56	$ 0.56

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Adjustments to Reconcile Net Income to Net Cash from Operating Activities:
Net Amortization on Securities	1,731	2,258	4,567	2,509	1,080
Depreciation and Amortization	2,224	2,499	4,688	5,139	3,720
Loans Originated for Sale	(99,547)	(77,713)	(181,993)	(143,738)	(125,473)
Proceeds from Sales of Loans Held-for-Sale	98,490	91,927	189,984	136,364	121,489
Loss in Investment in Limited Partnership			0	20	135
Provision for Loan Losses	150	1,081	2,412	6,800	5,225
Gain on Sale of Loans, net	(1,563)	(1,389)	(3,234)	(2,381)	(2,160)
Gain on Securities, net	(1,080)	(94)	(1,667)	(3,024)	0
Loss (Gain) on Sales of Other Real Estate and Repossessed Assets	253	70	(221)	165	(161)
Loss (Gain) on Disposition and Impairment of Premises and Equipment	(70)	(2)	(1)	28	(33)
Post Retirement Medical Benefit			31	0	0
Other-than-temporary Impairment on Securities			0	110	0
Increase in Cash Surrender Value of Company Owned Life Insurance	(478)	(503)	(960)	(1,107)	(814)
Equity Based Compensation	170	308	628	635	405
Excess Tax Benefit from Restricted Share Grant			(23)	(37)	(99)
Change in Assets and Liabilities:
Interest Receivable and Other Assets	3,529	5,068	3,433	5,020	(532)
Interest Payable and Other Liabilities	(1,648)	673	298	(136)	1,040
Net Cash from Operating Activities	14,502	35,752	41,997	26,616	17,227
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Maturity of Other Short-term Investments	1,445	2,240	3,236	6,223	0
Proceeds from Maturities, Calls, Redemptions of Securities Available-for-Sale	81,734	61,373	143,253	99,272	59,795
Redemption of Federal Reserve Bank Stock			0	694	0
Proceeds from Sales of Securities Available-for-Sale	100,721	51,395	92,344	20,061	0
Purchase of Securities Available-for-Sale	(180,647)	(197,985)	(312,063)	(296,547)	(155,797)
Proceeds from Maturities of Securities Held-to-Maturity	78	344	344	915	1,175
Proceeds from Redemption of Federal Home Loan Bank Stock			0	1,523	1,414
Purchase of Loans	(712)	0	0	0	(3,496)
Proceeds from Sales of Loans	2,000	0	9,560	3,364	6,778
Loans Made to Customers, net of Payments Received	(40,420)	(25,871)	(98,620)	3,498	(4,874)
Proceeds from Sales of Other Real Estate	459	246	3,899	4,231	2,575
Property and Equipment Expenditures	(1,606)	(1,108)	(3,617)	(3,965)	(1,975)
Proceeds from Sales of Property and Equipment	88	1	1	12	512
Acquire Capitalized Lease			0	(7)	0
Acquire Bank Branches			0	0	855
Acquisition of American Community Bancorp, Inc.			0	55,780	0
Net Cash from Investing Activities	(36,860)	(109,365)	(161,663)	(104,946)	(93,038)
CASH FLOWS FROM FINANCING ACTIVITIES
Change in Deposits	986	47,070	84,779	166,416	67,578
Change in Short-term Borrowings	35,371	22,156	31,515	(32,682)	37,900
Advances in Long-term Debt	30,000	0	20,000	0	0
Repayments of Long-term Debt	(50,805)	(10,050)	(21,569)	(6,549)	(32,305)
Issuance of Common Stock	9	15	37	12	0
Income Tax Benefit from Restricted Share Grant			23	37	99
Employee Stock Purchase Plan			(67)	(25)	(30)
Dividends Paid	(3,795)	(3,531)	(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities	11,766	55,660	107,650	120,162	67,028
Net Change in Cash and Cash Equivalents	(10,592)	(17,953)	(12,016)	41,832	(8,783)
Cash and Cash Equivalents at Beginning of Year	49,087	61,103	61,103	19,271	28,054
Cash and Cash Equivalents at End of Period	38,495	43,150	49,087	61,103	19,271
Cash Paid During the Period for
Interest	4,349	6,308	11,521	16,577	15,534
Income Taxes	6,609	1,934	8,990	6,693	6,102
Supplemental Non Cash Disclosures
Loans Transferred to Other Real Estate	626	2,223	2,980	3,492	2,160
Securities Transferred to Accounts Receivable			45,803	43,167	0
Accounts Receivable Transferred to Securities	$ (45,803)	$ (43,167)	$ (43,167)	$ 0	$ 0

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 1 – Summary of Significant Accounting Policies

Description of Business and Basis of Presentation
German American Bancorp, Inc. operations are primarily comprised of three business segments: core banking, trust and investment advisory services, and insurance operations. The accounting and reporting policies of German American Bancorp, Inc. and its subsidiaries conform to U.S. generally accepted accounting principles. The more significant policies are described below. The consolidated financial statements include the accounts of the Company and its subsidiaries after elimination of all material intercompany accounts and transactions. Certain prior year amounts have been reclassified to conform with current classifications. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. Estimates susceptible to change in the near term include the allowance for loan losses, other-than-temporary impairment of securities, the valuation allowance on deferred tax assets, and loss contingencies.

Securities
Securities classified as available-for-sale are securities that the Company intends to hold for an indefinite period of time, but not necessarily until maturity. These include securities that management may use as part of its asset/liability strategy, or that may be sold in response to changes in interest rates, changes in prepayment risk, or similar reasons. Equity securities with readily determinable fair values are classified as available-for-sale. Equity securities that do not have readily determinable fair values are carried at historical cost and evaluated for impairment on a periodic basis. Securities classified as available-for-sale are reported at fair value with unrealized gains or losses included as a separate component of equity, net of tax. Securities classified as held-to-maturity are securities that the Company has both the ability and positive intent to hold to maturity. Securities held-to-maturity are carried at amortized cost.

Premium amortization is deducted from, and discount accretion is added to, interest income using the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on trade date and are computed on the identified securities method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Loans Held for Sale
Mortgage loans originated and intended for sale in the secondary market are carried at fair value. Fair value is determined based on collateral value and prevailing market prices for loans with similar characteristics. Net unrealized gains or losses are recorded through earnings.

Mortgage loans held for sale are generally sold on a servicing released basis. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on unpaid principal balance and includes amortization of net deferred loan fees and costs over the loan term without anticipating prepayments.

All classes of loans are generally placed on non-accrual status when scheduled principal or interest payments are past due for 90 days or more or when the borrower’s ability to repay becomes doubtful. Uncollected accrued interest for each class of loans is reversed against income at the time a loan is placed on non-accrual. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. All classes of loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are typically charged-off at 180 days past due, or earlier if deemed uncollectible. Exceptions to the non-accrual and charge-off policies are made when the loan is well secured and in the process of collection.

Certain Purchased Loans
The Company purchases individual loans and groups of loans. Purchased loans that show evidence of credit deterioration since origination are recorded at the amount paid (or allocated fair value in a purchase business combination), such that there is no carryover of the seller’s allowance for loan losses. After acquisition, incurred losses are recognized by an increase in the allowance for loan losses.

Such purchased loans are accounted for individually. The Company estimates the amount and timing of expected cash flows for each purchased loan or pool, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan or pool (accretable yield). The excess of the loan’s or pool’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).

Over the life of the loan, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

Allowance for Loan Losses
The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off. The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or special mention. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. In 2012, consistent with 2011, a one-year historical loan loss average was utilized which is indicative of the inherent losses in the Company’s loan portfolio in the current economic environment. As the Company continues to monitor the current portfolio, the methodology could change in the future.

Loan impairment is reported when full repayment under the terms of the loan is not expected. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral. Commercial and industrial loans, commercial real estate loans, and agricultural loans are evaluated individually for impairment. Smaller balance homogeneous loans are evaluated for impairment in total. Such loans include real estate loans secured by one-to-four family residences and loans to individuals for household, family and other personal expenditures. Individually evaluated loans on non-accrual are generally considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and risk classifications and is based on the actual loss history experienced by the Company over the most recent year. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations. The following portfolio segments have been identified: Commercial Loans and Retail Loans. Commercial Loans have been classified according to the following risk characteristics: Commercial and Industrial Loans and Leases, Commercial Real Estate, and Agricultural Loans. Commercial and Industrial loans are primarily based on the cash flows of the business operations and secured by assets being financed and other assets such as accounts receivable and inventory. Commercial Real Estate Loans and Agricultural Loans are primarily based on cash flow of the borrower and their business and further secured by real estate. All types of commercial and agricultural (real estate secured and non-real estate) may also come with personal guarantees of the borrowers and business owners. Retail Loans have been classified according to the following risk characteristics: Home Equity Loans, Consumer Loans and Residential Mortgage Loans. Retail loans are generally dependent on personal income of the customer, and repayment is dependent on borrower’s personal cash flow and employment status which can be affected by general economic conditions. Additionally, collateral values may fluctuate based on the impact of economic conditions on residential real estate values and other consumer type assets such as automobiles.

Loans or portions of loans shall be charged off when there is a distinct probability of loss identified. A distinct probability of loss exists when it has been determined that any remaining sources of repayment are insufficient to cover all outstanding principal. The probable loss is immediately calculated based on the value of the remaining sources of repayment and charged to the allowance for loan loss.

Federal Home Loan Bank (FHLB) Stock
The Bank is a member of the FHLB of Indianapolis. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Premises, Furniture and Equipment
Land is carried at cost. Premises, furniture, and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging generally from 10 to 40 years. Furniture, fixtures, and equipment are depreciated using the straight-line method with useful lives ranging generally from 3 to 10 years.

Other Real Estate
Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Goodwill and Other Intangible Assets
Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected December 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on the Company’s balance sheet.

Other intangible assets consist of core deposit and acquired customer relationship intangible assets. They are initially measured at fair value and then are amortized over their estimated useful lives, which range from 6 to 10 years.

Company Owned Life Insurance
The Company has purchased life insurance policies on certain directors and executives. This life insurance is recorded at its cash surrender value or the amount that can be realized, which considers any adjustments or changes that are probable at settlement.

Loss Contingencies
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe currently that there are any such matters that will have a material impact on the financial statements.

Loan Commitments and Related Financial Instruments
Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Restrictions on Cash
At December 31, 2012 and 2011, respectively, the Company was required to have $15,241 and $1,119 on deposit with the Federal Reserve, or as cash on hand.

Long-term Assets
Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Stock Based Compensation
Compensation cost is recognized for stock options and restricted stock awards issued to employees and directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period.

Comprehensive Income
Comprehensive income consists of net income and other comprehensive income. Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale and changes in unrecognized amounts in pension and other postretirement benefits, which are also recognized as a separate component of equity.

Income Taxes
Deferred tax liabilities and assets are determined at each balance sheet date and are the result of differences in the financial statement and tax bases of assets and liabilities. Income tax expense is the amount due on the current year tax returns plus or minus the change in deferred taxes. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

Retirement Plans
Pension expense under the suspended defined benefit plan is the net of interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) and profit sharing plan expense is the amount of matching contributions. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Earnings Per Share
Earnings per share are based on net income divided by the weighted average number of shares outstanding during the period. Diluted earnings per share show the potential dilutive effect of additional common shares issuable under the Company’s stock based compensation plans. Earnings per share are retroactively restated for stock dividends.

Cash Flow Reporting
The Company reports net cash flows for customer loan transactions, deposit transactions, deposits made with other financial institutions and short-term borrowings. Cash and cash equivalents are defined to include cash on hand, demand deposits in other institutions and Federal Funds Sold.

Fair Values of Financial Instruments
Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 14. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

New Accounting Pronouncements
In July 2012, the FASB amended existing guidance relating to testing indefinite-lived intangible assets for impairment. The amendment permits an assessment of qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, it is concluded that it is not more likely than not that the indefinite-lived intangible asset is impaired, then no further action is required. However, after the same assessment, if it is concluded that it is more likely than not that the indefinite-lived intangible asset is impaired, then a quantitative impairment test should be performed whereby the fair value of the indefinite-lived intangible asset is compared to the carrying amount. The amendments in this guidance are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The effect of adopting this standard did not have a material effect on the Company’s consolidated operating results or financial condition.

In September 2011, the FASB amended existing guidance relating to goodwill impairment testing. The amendment permits an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing these events or circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The amendments in this guidance are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The effect of adopting this standard did not have a material effect on the Company’s consolidated operating results or financial condition.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011. The Company adopted this amendment in 2011 and the amendments continue to have no material impact on the Company’s consolidated financial statements.

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation
Note 1 – Basis of Presentation

German American Bancorp, Inc. operates primarily in the banking industry. The accounting and reporting policies of German American Bancorp, Inc. and its subsidiaries conform to U.S. generally accepted accounting principles. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. All adjustments which are, in the opinion of management, necessary for a fair presentation of the results for the periods reported have been included in the accompanying unaudited consolidated financial statements, and all such adjustments are of a normal recurring nature. It is suggested that these consolidated financial statements and notes be read in conjunction with the financial statements and notes thereto in the German American Bancorp, Inc. December 31, 2012 Annual Report on Form 10-K.

Per Share Data	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Per Share Data [Abstract]
Per Share Data

Note 2 – Per Share Data

The computations of Basic Earnings per Share and Diluted Earnings per Share are as follows:

	Three Months Ended
	June 30,
	2013	2012
Basic Earnings per Share:
Net Income	$6,532	$5,967
Weighted Average Shares Outstanding	12,666,315	12,627,715
Basic Earnings per Share	$0.52	$0.47

Diluted Earnings per Share:
Net Income	$6,532	$5,967

Weighted Average Shares Outstanding	12,666,315	12,627,715
Potentially Dilutive Shares, Net	16,812	10,811
Diluted Weighted Average Shares Outstanding	12,683,127	12,638,526
Diluted Earnings per Share	$0.52	$0.47

For the three months ended June 30, 2013 and 2012, there were no anti-dilutive shares.

The computations of Basic Earnings per Share and Diluted Earnings per Share are as follows:

	Six Months Ended
	June 30,
	2013	2012
Basic Earnings per Share:
Net Income	$12,341	$11,569
Weighted Average Shares Outstanding	12,654,146	12,614,075
Basic Earnings per Share	$0.98	$0.92

Diluted Earnings per Share:
Net Income	$12,341	$11,569

Weighted Average Shares Outstanding	12,654,146	12,614,075
Potentially Dilutive Shares, Net	17,560	14,003
Diluted Weighted Average Shares Outstanding	12,671,706	12,628,078
Diluted Earnings per Share	$0.97	$0.92

For the six months ended June 30, 2013 and 2012, there were no anti-dilutive shares.

NOTE 11 – Per Share Data

The computation of Basic Earnings per Share and Diluted Earnings per Share are provided below:

	2012	2011	2010
Basic Earnings per Share:
Net Income	$24,055	$20,249	$13,405

Weighted Average Shares Outstanding	12,622,049	12,581,646	11,098,836

Basic Earnings per Share	$1.91	$1.61	$1.21

Diluted Earnings per Share:
Net Income	$24,055	$20,249	$13,405

Weighted Average Shares Outstanding	12,622,049	12,581,646	11,098,836
Stock Options, Net	15,694	6,102	6,051
Diluted Weighted Average Shares Outstanding	12,637,743	12,587,748	11,104,887

Diluted Earnings per Share	$1.90	$1.61	$1.21

Stock options for 89,276 and 99,276 shares of common stock were not considered in computing diluted earnings per common share for 2011 and 2010, respectively, because they were anti-dilutive. There were no anti-dilutive shares at December 31, 2012.

Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Securities [Abstract]
Securities

Note 3 – Securities

The amortized cost, unrealized gross gains and losses recognized in accumulated other comprehensive income (loss), and fair value of Securities Available-for-Sale at June 30, 2013 and December 31, 2012, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities Available-for-Sale:	Cost	Gains	Losses	Value

June 30, 2013
U.S. Treasury and Agency Securities	$23,257	$22	$(918)	$22,361
Obligations of State and Political Subdivisions	76,710	2,585	(530)	78,765
Mortgage-backed Securities - Residential	513,751	5,624	(8,696)	510,679
Equity Securities	684	80	—	764
Total	$614,402	$8,311	$(10,144)	$612,569

December 31, 2012
U.S. Treasury and Agency Securities	$23,570	$40	$(138)	$23,472
Obligations of State and Political Subdivisions	71,352	5,145	(12)	76,485
Mortgage-backed Securities - Residential	475,452	11,505	(45)	486,912
Equity Securities	684	49	—	733
Total	$571,058	$16,739	$(195)	$587,602

Equity securities that do not have readily determinable fair values are included in the above totals, are carried at historical cost and are evaluated for impairment on a periodic basis. All mortgage-backed securities in the above table are residential mortgage-backed securities and guaranteed by government sponsored entities.

The carrying amount, unrecognized gains and losses and fair value of Securities Held-to-Maturity at June 30, 2013 and December 31, 2012, were as follows:

		Gross	Gross
	Carrying	Unrecognized	Unrecognized	Fair
Securities Held-to-Maturity:	Amount	Gains	Losses	Value

June 30, 2013
Obligations of State and Political Subdivisions	$268	$3	$—	$271

December 31, 2012
Obligations of State and Political Subdivisions	$346	$5	$—	$351

The amortized cost and fair value of Securities at June 30, 2013 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because some issuers have the right to call or prepay certain obligations with or without call or prepayment penalties. Mortgage-backed and Equity Securities are not due at a single maturity date and are shown separately.

	Amortized	Fair
Securities Available-for-Sale:	Cost	Value
Due in one year or less	$4,582	$4,616
Due after one year through five years	12,828	13,138
Due after five years through ten years	55,349	55,605
Due after ten years	27,208	27,767
Mortgage-backed Securities - Residential	513,751	510,679
Equity Securities	684	764
Totals	$614,402	$612,569

	Carrying	Fair
Securities Held-to-Maturity:	Amount	Value

Due in one year or less	$—	$—
Due after one year through five years	268	271
Due after five years through ten years	—	—
Due after ten years	—	—
Totals	$268	$271

Proceeds from the sales of Available-for-Sale Securities are summarized below:

	Three Months	Three Months
	Ended	Ended
	June 30, 2013	June 30, 2012

Proceeds from Sales and Calls	$25,972	$9,247
Gross Gains on Sales and Calls	467	76
Income Taxes on Gross Gains	163	27

	Six Months	Six Months
	Ended	Ended
	June 30, 2013	June 30, 2012
Proceeds from Sales and Calls	$100,721	$51,395
Gross Gains on Sales and Calls	1,080	94
Income Taxes on Gross Gains	378	33

Below is a summary of securities with unrealized losses as of June 30, 2013 and December 31, 2012, presented by length of time the securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
June 30, 2013
U.S. Treasury and Agency Securities	$19,082	$(918)	$—	$—	$19,082	$(918)
Obligations of State and Political Subdivisions	15,329	(530)	—	—	15,329	(530)
Mortgage-backed Securities - Residential	286,907	(8,696)	—	—	286,907	(8,696)
Equity Securities	—	—	—	—	—	—
Total	$321,318	$(10,144)	$—	$—	$321,318	$(10,144)

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2012
U.S. Treasury and Agency Securities	$19,862	$(138)	$—	$—	$19,862	$(138)
Obligations of State and Political Subdivisions	1,042	(12)	—	—	1,042	(12)
Mortgage-backed Securities - Residential	18,323	(45)	—	—	18,323	(45)
Equity Securities	—	—	—	—	—	—
Total	$39,227	$(195)	$—	$—	$39,227	$(195)

Securities are written down to fair value when a decline in fair value is not considered temporary. In estimating other-than-temporary losses, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The Company doesn’t intend to sell or expect to be required to sell these securities, and the decline in fair value is largely due to changes in market interest rates, therefore, the Company does not consider these securities to be other-than-temporarily impaired. All mortgage-backed securities in the Company’s portfolio are guaranteed by government sponsored entities, are investment grade, and are performing as expected.

NOTE 2 – Securities

The amortized cost, unrealized gross gains and losses recognized in accumulated other comprehensive income (loss), and fair value of Securities Available-for-Sale were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities Available-for-Sale:	Cost	Gains	Losses	Value

2012
U.S. Treasury and Agency Securities	$23,570	$40	$(138)	$23,472
Corporate Securities	—	—	—	—
Obligations of State and Political Subdivisions	71,352	5,145	(12)	76,485
Mortgage-backed Securities - Residential	475,452	11,505	(45)	486,912
Equity Securities	684	49	—	733
Total	$571,058	$16,739	$(195)	$587,602

2011
U.S. Treasury and Agency Securities	$6,340	$82	$—	$6,422
Corporate Securities	1,003	2	—	1,005
Obligations of State and Political Subdivisions	60,606	4,195	(2)	64,799
Mortgage-backed Securities - Residential	431,495	12,529	(90)	443,934
Equity Securities	684	—	—	684
Total	$500,128	$16,808	$(92)	$516,844

The carrying amount, unrecognized gains and losses and fair value of Securities Held-to-Maturity were as follows:

		Gross	Gross
Securities Held-to-Maturity:	Carrying	Unrecognized	Unrecognized	Fair
	Amount	Gains	Losses	Value
2012
Obligations of State and Political Subdivisions	$346	$5	$—	$351

2011
Obligations of State and Political Subdivisions	$690	$7	$—	$697

The amortized cost and fair value of Securities at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because some issuers have the right to call or prepay certain obligations with or without call or prepayment penalties. Mortgage-backed and Equity Securities are not due at a single maturity date and are shown separately.
	Amortized	Fair
	Cost	Value
Securities Available-for-Sale:
Due in one year or less	$3,145	$3,162
Due after one year through five years	13,191	13,570
Due after five years through ten years	51,937	54,239
Due after ten years	26,649	28,986
Mortgage-backed Securities - Residential	475,452	486,912
Equity Securities	684	733
Total	$571,058	$587,602

	Carrying	Fair
	Amount	Value
Securities Held-to-Maturity:
Due in one year or less	$—	$—
Due after one year through five years	346	351
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$346	$351

Proceeds from the Sales of Securities are summarized below:
	2012	2011	2010
	Available-	Available-	Available-
	for-Sale	for-Sale	for-Sale

Proceeds from Sales and Calls	$92,344	$20,061	$—
Gross Gains on Sales and Calls	1,667	2,089	—

Income Taxes on Gross Gains	583	721	—

The Company held a minority interest in American Community Bancorp, Inc., prior to the acquisition on January 1, 2011. For the year ended December 31, 2011, the Company recognized a gain of $1.045 million on the stock held of American Community Bancorp, Inc. as a result of the acquisition. No gains or losses were recognized during the year ended December 31, 2010.

The carrying value of securities pledged to secure repurchase agreements, public and trust deposits, and for other purposes as required by law was $61,744 and $70,718 as of December 31, 2012 and 2011, respectively.

Below is a summary of securities with unrealized losses as of year-end 2012 and 2011, presented by length of time the securities have been in a continuous unrealized loss position:

At December 31, 2012:	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss

U.S. Treasury and Agency Securities	$19,862	$(138)	$—	$—	$19,862	$(138)
Corporate Securities	—	—	—	—	—	—
Obligations of State and Political Subdivisions	1,042	(12)	—	—	1,042	(12)
Mortgage-backed Securities - Residential	18,323	(45)	—	—	18,323	(45)
Equity Securities	—	—	—	—	—	—
Total	$39,227	$(195)	$—	$—	$39,227	$(195)

At December 31, 2011:	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss

U.S. Treasury and Agency Securities	$—	$—	$—	$—	$—	$—
Corporate Securities	—	—	—	—	—	—
Obligations of State and Political Subdivisions	203	(2)	—	—	203	(2)
Mortgage-backed Securities - Residential	39,947	(90)	—	—	39,947	(90)
Equity Securities	—	—	—	—	—	—
Total	$40,150	$(92)	$—	$—	$40,150	$(92)

Securities are written down to fair value when a decline in fair value is not considered temporary. In estimating other-than-temporary losses, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The Company doesn’t intend to sell or expect to be required to sell these securities, and the decline in fair value is largely due to changes in market interest rates, therefore, the Company does not consider these securities to be other-than-temporarily impaired. All mortgage-backed securities in the Company’s portfolio are guaranteed by government sponsored entities, are investment grade, and are performing as expected.

The Company’s equity securities consist of non-controlling investments in other banking organizations. When a decline in fair value below cost is deemed to be other-than-temporary, the unrealized loss must be recognized as a charge to earnings. At December 31, 2012 and 2011, none of the Company’s equity securities had an unrealized loss.

As a result of an evaluation of the Company’s equity securities portfolio as of December 31, 2011, the Company recognized a $110 pre-tax charge for an other-than-temporary decline in fair value of this portfolio. Accordingly, the other-than-temporary impairment was recognized in the consolidated statement of income and comprehensive income as part of Net Gain (Loss) on Securities during 2011.

Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 4 – Derivatives

The Company executes interest rate swaps with commercial banking customers to facilitate their respective risk management strategies. The notional amounts of these interest rate swaps and the offsetting counterparty derivative instruments were $18.0 million at June 30, 2013 and $6.0 million at December 31, 2012. These interest rate swaps are simultaneously hedged by offsetting interest rate swaps that the Company executes with a third party, such that the Company minimizes its net risk exposure resulting from such transactions with approved, reputable, independent counterparties with substantially matching terms. The agreements are considered stand alone derivatives and changes in the fair value of derivatives are reported in earnings as non-interest income.

Credit risk arises from the possible inability of counterparties to meet the terms of their contracts. The Company’s exposure is limited to the replacement value of the contracts rather than the notional, principal or contract amounts. There are provisions in the agreements with the counterparties that allow for certain unsecured credit exposure up to an agreed threshold. Exposures in excess of the agreed thresholds are collateralized. In addition, the Company minimizes credit risk through credit approvals, limits, and monitoring procedures.

The following table reflects the fair value hedges included in the Consolidated Balance Sheets as of:

	June 30, 2013		December 31, 2012
	Notional		Notional
	Amount	Fair Value	Amount	Fair Value

Included in Other Assets:
Interest Rate Swaps	$18,044	$508	$6,051	$187

Included in Other Liabilities:
Interest Rate Swaps	$18,044	$355	$6,051	$178

The following tables present the effect of derivative instruments on the Consolidated Statements of Income for the periods presented:

	Three Months Ended		Six Months Ended
	June 30		June 30
	2013	2012	2013	2012

Interest Rate Swaps:
Included in Interest Income / (Expense)	$—	$—	$—	$—
Included in Other Income / (Expense)	549	—	551	—

NOTE 3 – Derivatives

The Company executes interest rate swaps with commercial banking customers to facilitate their respective risk management strategies. The notional amounts of these interest rate swaps and the offsetting counterparty derivative instruments were $6.1 million at December 31, 2012. These interest rate swaps are simultaneously hedged by offsetting interest rate swaps that the Company executes with a third party, such that the Company minimizes its net risk exposure resulting from such transactions with approved, reputable, independent counterparties with substantially matching terms. The agreements are considered stand alone derivatives and changes in the fair value of derivatives are reported in earnings as non-interest income.

Credit risk arises from the possible inability of counterparties to meet the terms of their contracts. The Company’s exposure is limited to the replacement value of the contracts rather than the notional, principal or contract amounts. There are provisions in the agreements with the counterparties that allow for certain unsecured credit exposure up to an agreed threshold. Exposures in excess of the agreed thresholds are collateralized. In addition, the Company minimizes credit risk through credit approvals, limits, and monitoring procedures.

The following table reflects the fair value hedges included in the Consolidated Balance Sheets as of December 31:

	2012		2011
	Notional		Notional
	Amount	Fair Value	Amount	Fair Value

Included in Other Assets:
Interest Rate Swaps	$6,051	$187	$—	$—

Included in Other Liabilities:
Interest Rate Swaps	$6,051	$178	$—	$—

The effect of derivative instruments on the Consolidated Statement of Income for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Interest Rate Swaps:
Included in Interest Income / (Expense)	$—	$—	$—
Included in Other Income / (Expense)	163	—	—

Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loans [Abstract]
Loans

Note 5 – Loans

Loans were comprised of the following classifications at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
Commercial:
Commercial and Industrial Loans and Leases	$346,375	$335,373
Commercial Real Estate Loans	508,675	488,496
Agricultural Loans	175,958	179,906
Retail:
Home Equity Loans	73,232	74,437
Consumer Loans	46,186	41,103
Residential Mortgage Loans	95,279	88,586
Subtotal	1,245,705	1,207,901
Less: Unearned Income	(2,741)	(3,035)
Allowance for Loan Losses	(15,263)	(15,520)
Loans, Net	$1,227,701	$1,189,346

The following table presents the activity in the allowance for loan losses by portfolio class for the three months ending June 30, 2013 and 2012:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2013
Beginning Balance	$4,753	$8,879	$766	$118	$189	$300	$729	$15,734
Provision for Loan Losses	(452)	(53)	51	196	43	(16)	31	(200)
Recoveries	10	27	—	—	16	1	—	54
Loans Charged-off	(53)	(217)	—	(1)	(49)	(5)	—	(325)
Ending Balance	$4,258	$8,636	$817	$313	$199	$280	$760	$15,263

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2012
Beginning Balance	$4,460	$9,234	$751	$204	$196	$441	$480	$15,766
Provision for Loan Losses	312	(202)	139	(17)	83	(8)	84	391
Recoveries	4	7	—	—	33	7	—	51
Loans Charged-off	(69)	(307)	—	(6)	(85)	(49)	—	(516)
Ending Balance	$4,707	$8,732	$890	$181	$227	$391	$564	$15,692

The following table presents the activity in the allowance for loan losses by portfolio class for the six months ending June 30, 2013 and 2012:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2013
Beginning Balance	$4,555	$8,931	$989	$141	$214	$186	$504	$15,520
Provision for Loan Losses	(257)	(47)	(172)	237	36	97	256	150
Recoveries	13	78	—	—	71	3	—	165
Loans Charged-off	(53)	(326)	—	(65)	(122)	(6)	—	(572)
Ending Balance	$4,258	$8,636	$817	$313	$199	$280	$760	$15,263

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2012
Beginning Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312
Provision for Loan Losses	1,273	(144)	(36)	(30)	129	71	(182)	1,081
Recoveries	49	26	—	1	64	9	—	149
Loans Charged-off	(108)	(447)	—	(48)	(156)	(91)	—	(850)
Ending Balance	$4,707	$8,732	$890	$181	$227	$391	$564	$15,692

In determining the adequacy of the allowance for loan loss, general allocations are made for other pools of loans, including non-classified loans, homogeneous portfolios of consumer and residential real estate loans, and loans within certain industry categories believed to present unique risk of loss. General allocations of the allowance are primarily made based on a three-year historical average for loan losses for these portfolios, judgmentally adjusted for economic factors and portfolio trends. For 2012, the Company utilized a 4 quarter rolling historical loan loss average. Beginning in 2013, management deemed a rolling 12 quarter historical loan loss average to be more indicative of the inherent losses in the Company’s loan portfolio in the current economic environment than the 4 quarter average. This change in methodology resulted in an increase to the required loan loss allowance of approximately $280.

Loan impairment is reported when full repayment under the terms of the loan is not expected. This methodology is used for all loans, including loans acquired with deteriorated credit quality. For purchased loans, the assessment is made at the time of acquisition as well as over the life of loan. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral. Commercial and industrial loans, commercial real estate loans, and agricultural loans are evaluated individually for impairment. Smaller balance homogeneous loans are evaluated for impairment in total. Such loans include real estate loans secured by one-to-four family residences and loans to individuals for household, family and other personal expenditures. Individually evaluated loans on non-accrual are generally considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2013 and December 31, 2012:

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
June 30, 2013
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$4,158	$496	$3,662	$—	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,955	3,762	4,824	817	313	199	280	760
Acquired with Deteriorated Credit Quality	150	—	150	—	—	—	—	—
Total Ending Allowance Balance	$15,263	$4,258	$8,636	$817	$313	$199	$280	$760

Loans:
Loans Individually Evaluated for Impairment	$10,923	$2,511	$7,467	$945	$—	$—	$—	$—
Loans Collectively Evaluated for Impairment	1,229,900	342,557	495,213	177,017	73,486	46,175	95,452	—
Loans Acquired with Deteriorated Credit Quality	9,851	2,231	7,333	—	—	140	147	—
Total Ending Loans Balance (1)	$1,250,674	$347,299	$510,013	$177,962	$73,486	$46,315	$95,599	$—

(1) Total recorded investment in loans includes $4,969 in accrued interest.

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
December 31, 2012
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$5,323	$1,279	$3,894	$150	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,109	3,208	5,017	839	141	214	186	504
Acquired with Deteriorated Credit Quality	88	68	20	—	—	—	—	—
Total Ending Allowance Balance	$15,520	$4,555	$8,931	$989	$141	$214	$186	$504

Loans:
Loans Individually Evaluated for Impairment	$12,520	$2,547	$7,550	$2,423	$—	$—	$—	$—
Loans Collectively Evaluated for Impairment	1,189,729	331,920	473,209	180,152	74,699	41,083	88,666	—
Loans Acquired with Deteriorated Credit Quality	11,174	1,840	9,037	—	—	148	149	—
Total Ending Loans Balance (1)	$1,213,423	$336,307	$489,796	$182,575	$74,699	$41,231	$88,815	$—

(1) Total recorded investment in loans includes $5,522 in accrued interest.

The following table presents loans individually evaluated for impairment by class of loans as of June 30, 2013 and December 31, 2012:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,975	$1,995	$—
Commercial Real Estate Loans	3,674	1,894	—
Agricultural Loans	937	946	—
Subtotal	6,586	4,835	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	566	516	496
Commercial Real Estate Loans	6,011	5,925	3,812
Agricultural Loans	—	—	—
Subtotal	6,577	6,441	4,308
Total	$13,163	$11,276	$4,308

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$—	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$439	$353	$150

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$108	$87	$—
Commercial Real Estate Loans	4,312	2,154	—
Agricultural Loans	2,126	2,137	—
Subtotal	6,546	4,378	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,642	2,581	1,347
Commercial Real Estate Loans	5,579	5,418	3,914
Agricultural Loans	285	286	150
Subtotal	8,506	8,285	5,411
Total	$15,052	$12,663	$5,411

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$45	$25	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$155	$118	$88

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

The following table presents loans individually evaluated for impairment by class of loans including purchase credit impaired loans that subsequently result in additional allowance for loan losses for the three month period ended June 30, 2013 and 2012:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,993	$—	$—
Commercial Real Estate Loans	2,196	—	—
Agricultural Loans	2,041	127	168
Subtotal	6,230	127	168
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	522	1	1
Commercial Real Estate Loans	6,276	6	4
Agricultural Loans	—	—	—
Subtotal	6,798	7	5
Total	$13,028	$134	$173

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$80	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$363	$1	$1

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$100	$1	$1
Commercial Real Estate Loans	6,166	1	1
Agricultural Loans	145	2	2
Subtotal	6,411	4	4
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,795	2	2
Commercial Real Estate Loans	6,546	5	5
Agricultural Loans	—	—	—
Subtotal	9,341	7	7
Total	$15,752	$11	$11

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$1,029	$1	$1
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$205	$—	$—

The following table presents loans individually evaluated for impairment by class of loans including purchase credit impaired loans that subsequently result in additional allowance for loan losses for the six month period ended June 30, 2013 and 2012:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,052	$—	$1
Commercial Real Estate Loans	2,183	—	—
Agricultural Loans	2,231	175	184
Subtotal	5,466	175	185
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	1,528	2	2
Commercial Real Estate Loans	6,042	11	9
Agricultural Loans	—	—	—
Subtotal	7,570	13	11
Total	$13,036	$188	$196

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$55	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$314	$1	$1

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$377	$2	$2
Commercial Real Estate Loans	5,858	5	5
Agricultural Loans	73	2	2
Subtotal	6,308	9	9
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,818	3	3
Commercial Real Estate Loans	6,914	11	9
Agricultural Loans	—	—	—
Subtotal	9,732	14	12
Total	$16,040	$23	$21

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$212	$1	$1
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$77	$—	$—

All classes of loans, including loans acquired with deteriorated credit quality, are generally placed on non-accrual status when scheduled principal or interest payments are past due for 90 days or more or when the borrower’s ability to repay becomes doubtful. For purchased loans, the determination is made at the time of acquisition as well as over the life of the loan. Uncollected accrued interest for each class of loans is reversed against income at the time a loan is placed on non-accrual. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. All classes of loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are typically charged-off at 180 days past due, or earlier if deemed uncollectible. Exceptions to the non-accrual and charge-off policies are made when the loan is well secured and in the process of collection.

The following table presents the recorded investment in non-accrual loans and loans past due 90 days or more still on accrual by class of loans as of June 30, 2013 and December 31, 2012:
			Loans Past Due
			90 Days or More
	Non-Accrual		& Still Accruing
	2013	2012	2013	2012

Commercial and Industrial Loans and Leases	$478	$2,480	$—	$—
Commercial Real Estate Loans	7,404	7,275	—	—
Agricultural Loans	14	—	102	—
Home Equity Loans	267	178	—	—
Consumer Loans	194	167	—	—
Residential Mortgage Loans	153	257	—	—
Total	$8,510	$10,357	$102	$—
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$474	$148	$—	$—

The following table presents the aging of the recorded investment in past due loans by class of loans as of June 30, 2013 and December 31, 2012:

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
June 30, 2013
Commercial and Industrial Loans and Leases	$347,299	$302	$119	$429	$850	$346,449
Commercial Real Estate Loans	510,013	206	40	1,657	1,903	508,110
Agricultural Loans	177,962	—	—	116	116	177,846
Home Equity Loans	73,486	336	98	267	701	72,785
Consumer Loans	46,315	207	27	53	287	46,028
Residential Mortgage Loans	95,599	2,672	643	153	3,468	92,131
Total (1)	$1,250,674	$3,723	$927	$2,675	$7,325	$1,243,349
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$9,851	$—	$—	$—	$—	$9,851

(1) Total recorded investment in loans includes $4,969 in accrued interest.

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2012
Commercial and Industrial Loans and Leases	$336,307	$436	$133	$448	$1,017	$335,290
Commercial Real Estate Loans	489,796	1,352	—	2,063	3,415	486,381
Agricultural Loans	182,575	42	14	—	56	182,519
Home Equity Loans	74,699	177	48	178	403	74,296
Consumer Loans	41,231	431	23	18	472	40,759
Residential Mortgage Loans	88,815	2,070	495	257	2,822	85,993
Total (1)	$1,213,423	$4,508	$713	$2,964	$8,185	$1,205,238
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$11,174	$—	$120	$—	$120	$11,054

(1) Total recorded investment in loans includes $5,522 in accrued interest.

Troubled Debt Restructurings:

In certain instances, the Company may choose to restructure the contractual terms of loans. A troubled debt restructuring occurs when the Bank grants a concession to the borrower that it would not otherwise consider due to a borrower’s financial difficulty. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without modification. This evaluation is performed under the Company’s internal underwriting policy. The Company uses the same methodology for loans acquired with deteriorated credit quality as for all other loans when determining whether the loan is a troubled debt restructuring.

During the six months ended June 30, 2013 and the year ended December 31, 2012, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan. There were no troubled debt restructurings for the six months ended June 30, 2013 and the year ended December 31, 2012 for loans acquired with deteriorated credit quality at the time of acquisition.

The following table presents the recorded investment of troubled debt restructurings by class of loans as of June 30, 2013 and December 31, 2012:

	Total	Performing	Non-Accrual(1)
June 30, 2013
Commercial and Industrial Loans and Leases	$2,455	$2,033	$422
Commercial Real Estate Loans	4,521	395	4,126
Total	$6,976	$2,428	$4,548

	Total	Performing	Non-Accrual(1)
December 31, 2012
Commercial and Industrial Loans and Leases	$2,461	$66	$2,395
Commercial Real Estate Loans	6,031	304	5,727
Total	$8,492	$370	$8,122

(1) The non-accrual troubled debt restructurings are included in the Non-Accrual Loan table presented on previous page.

The Company has committed to lending an additional amount of $34 as of June 30, 2013 to customers with outstanding loans that are classified as troubled debt restructurings. The Company had not committed to lending any additional amounts as of December 31, 2012 to customers with outstanding loans that are classified as troubled debt restructurings.

The following table presents loans by class modified as troubled debt restructurings that occurred during the three months ending June 30, 2013 and 2012:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	1	81	118
Total	1	$81	$118

The troubled debt restructurings described above decreased the allowance for loan losses by $210 and resulted in charge-offs of $0 during the three months ending June 30, 2013.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	—	—	—
Total	—	$—	$—

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the three months ending June 30, 2012.

The following table presents loans by class modified as troubled debt restructurings that occurred during the six months ending June 30, 2013 and 2012:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	1	81	118
Total	1	$81	$118

The troubled debt restructurings described above decreased the allowance for loan losses by $210 and resulted in charge-offs of $0 during the six months ending June 30, 2013.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	—	—	—
Total	—	$—	$—

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the six months ending June 30, 2012.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the three months ending June 30, 2013 and 2012:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the three months ending June 30, 2013.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the three months ending June 30, 2012.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the six months ending June 30, 2013 and 2012:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the six months ending June 30, 2013.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2012
Commercial and Industrial Loans and Leases	1	$565
Commercial Real Estate Loans	1	292
Total	2	$857

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and charge-offs of $108 during the six months ending June 30, 2012.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company classifies loans as to credit risk by individually analyzing loans. This analysis includes commercial and industrial loans, commercial real estate loans, and agricultural loans with an outstanding balance greater than $100. This analysis is typically performed on at least an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are either less than $100 or are included in groups of homogeneous loans. Based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
June 30, 2013
Commercial and Industrial Loans and Leases	$319,137	$16,894	$11,268	$—	$347,299
Commercial Real Estate Loans	472,008	19,207	18,798	—	510,013
Agricultural Loans	174,218	2,596	1,148	—	177,962
Total	$965,363	$38,697	$31,214	$—	$1,035,274
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$318	$3,525	$5,721	$—	$9,564

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2012
Commercial and Industrial Loans and Leases	$307,997	$14,441	$13,869	$—	$336,307
Commercial Real Estate Loans	446,639	21,338	21,819	—	489,796
Agricultural Loans	176,730	2,855	2,990	—	182,575
Total	$931,366	$38,634	$38,678	$—	$1,008,678
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$319	$3,220	$7,338	$—	$10,877

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For home equity, consumer and residential mortgage loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in home equity, consumer and residential mortgage loans based on payment activity as of June 30, 2013 and December 31, 2012:

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
June 30, 2013
Performing	$73,219	$46,121	$95,446
Nonperforming	267	194	153
Total	$73,486	$46,315	$95,599
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$—	$140	$147

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2012
Performing	$74,521	$41,064	$88,558
Nonperforming	178	167	257
Total	$74,699	$41,231	$88,815
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$—	$148	$149

The Company has purchased loans, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The recorded investment of those loans is as follows:

June 30, 2013

Commercial and Industrial Loans	$2,231
Commercial Real Estate Loans	7,333
Home Equity Loans	—
Consumer Loans	140
Residential Mortgage Loans	147
Total	$9,851

Carrying amount, Net of Allowance of $150	$9,701

December 31, 2012

Commercial and Industrial Loans	$1,840
Commercial Real Estate Loans	9,037
Home Equity Loans	—
Consumer Loans	148
Residential Mortgage Loans	149
Total	$11,174

Carrying amount, Net of Allowance of $88	$11,086

Accretable yield, or income expected to be collected, is as follows:

	June 30, 2013	June 30, 2012

Balance at April 1	$208	$630
New Loans Purchased	—	—
Accretion of Income	(234)	(241)
Reclassifications from Non-accretable Difference	208	—
Charge-off of Accretable Yield	—	—
Balance at June 30	$182	$389

Accretable yield, or income expected to be collected, is as follows:

	June 30, 2013	June 30, 2012

Balance at January 1	$170	$967
New Loans Purchased	—	—
Accretion of Income	(446)	(784)
Reclassifications from Non-accretable Difference	458	206
Charge-off of Accretable Yield	—	—
Balance at June 30	$182	$389

For those purchased loans disclosed above, the Company increased the allowance for loan losses by $70 during the three months ended June 30, 2013. For those purchased loans disclosed above, the Company increased the allowance for loan losses by $61 during the six months ended June 30, 2013. For those purchased loans disclosed above, the Company did not increase the allowance for loan losses during the three and six months ended June 30, 2012. No allowances for loan losses were reversed during the same periods.

NOTE 4 – Loans

Loans were comprised of the following classifications at December 31:

	2012	2011
Commercial:
Commercial and Industrial Loans and Leases	$335,373	$293,172
Commercial Real Estate Loans	488,496	452,071
Agricultural Loans	179,906	167,693
Retail:
Home Equity Loans	74,437	77,070
Consumer Loans	41,103	47,409
Residential Mortgage Loans	88,586	86,134
Subtotal	1,207,901	1,123,549
Less: Unearned Income	(3,035)	(2,556)
Allowance for Loan Losses	(15,520)	(15,312)
Loans, net	$1,189,346	$1,105,681

The following tables present the activity in the allowance for loan losses by portfolio class for the years ended December 31, 2012 and 2011:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
December 31, 2012
Beginning Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312
Provision for Loan Losses	1,150	1,326	63	(32)	194	(47)	(242)	2,412
Recoveries	74	97	—	2	123	30	—	326
Loans Charged-off	(162)	(1,789)	—	(87)	(293)	(199)	—	(2,530)
Ending Balance	$4,555	$8,931	$989	$141	$214	$186	$504	$15,520

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
December 31, 2011
Beginning Balance	$3,713	$7,497	$750	$220	$362	$543	$232	$13,317
Provision for Loan Losses	1,195	4,265	176	287	23	340	514	6,800
Recoveries	98	139	—	6	125	16	—	384
Loans Charged-off	(1,513)	(2,604)	—	(255)	(320)	(497)	—	(5,189)
Ending Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312

The following table presents the activity in the allowance for loan losses for the year ended December 31, 2010:

2010

Beginning Balance	$11,016
Provision for Loan Losses	5,225
Loans Charged-off	(4,214)
Recoveries	1,290
Ending Balance	$13,317

Loan impairment is reported when full repayment under the terms of the loan is not expected. This methodology is used for all loans, including loans acquired with deteriorated credit quality. For purchased loans, the assessment is made at the time of acquisition as well as over the life of loan. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral. Commercial and industrial loans, commercial real estate loans, and agricultural loans are evaluated individually for impairment. Smaller balance homogeneous loans are evaluated for impairment in total. Such loans include real estate loans secured by one-to-four family residences and loans to individuals for household, family and other personal expenditures. Individually evaluated loans on non-accrual are generally considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of December 31, 2012 and 2011:

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
December 31, 2012	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$5,323	$1,279	$3,894	$150	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,109	3,208	5,017	839	141	214	186	504
Acquired with Deteriorated
Credit Quality	88	68	20	—	—	—	—	—
Total Ending Allowance
Balance	$15,520	$4,555	$8,931	$989	$141	$214	$186	$504

Loans:
Loans Individually
Evaluated for Impairment	$12,520	$2,547	$7,550	$2,423	$—	$—	$—	$—
Loans Collectively
Evaluated for Impairment	1,189,729	331,920	473,209	180,152	74,699	41,083	88,666	—
Loans Acquired with Deteriorated
Credit Quality	11,174	1,840	9,037	—	—	148	149	—
Total Ending Loans Balance (1)	$1,213,423	$336,307	$489,796	$182,575	$74,699	$41,231	$88,815	$—

(1) Total recorded investment in loans includes $5,522 in accrued interest.

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
December 31, 2011	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$4,834	$466	$4,368	$—	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,401	3,027	4,852	926	258	190	402	746
Acquired with Deteriorated
Credit Quality	77	—	77	—	—	—	—	—
Total Ending Allowance
Balance	$15,312	$3,493	$9,297	$926	$258	$190	$402	$746

Loans:
Loans Individually
Evaluated for Impairment	$16,613	$3,567	$13,046	$—	$—	$—	$—	$—
Loans Collectively
Evaluated for Impairment	1,096,571	287,924	427,063	170,513	77,323	47,431	86,317	—
Loans Acquired with Deteriorated
Credit Quality	16,121	2,596	13,209	—	—	164	152	—
Total Ending Loans Balance (1)	$1,129,305	$294,087	$453,318	$170,513	$77,323	$47,595	$86,469	$—

(1) Total recorded investment in loans includes $5,756 in accrued interest.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$108	$87	$—
Commercial Real Estate Loans	4,312	2,154	—
Agricultural Loans	2,126	2,137	—
Subtotal	6,546	4,378	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,642	2,581	1,347
Commercial Real Estate Loans	5,579	5,418	3,914
Agricultural Loans	285	286	150
Subtotal	8,506	8,285	5,411
Total	$15,052	$12,663	$5,411

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$45	$25	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$155	$118	$88

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2011
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,731	$1,066	$—
Commercial Real Estate Loans	6,991	5,894	—
Agricultural Loans	—	—	—
Subtotal	8,722	6,960	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,502	2,501	466
Commercial Real Estate Loans	7,587	7,230	4,445
Agricultural Loans	—	—	—
Subtotal	10,089	9,731	4,911
Total	$18,811	$16,691	$4,911

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$48	$28	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$205	$77	$77

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$252	$3	$3
Commercial Real Estate Loans	4,506	18	18
Agricultural Loans	535	2	2
Subtotal	5,293	23	23
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,726	9	8
Commercial Real Estate Loans	6,660	23	19
Agricultural Loans	74	—	—
Subtotal	9,460	32	27
Total	$14,753	$55	$50

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$26	$2	$2
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$154	$6	$4

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
December 31, 2011
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,107	$9	$9
Commercial Real Estate Loans	4,438	75	75
Agricultural Loans	19	6	6
Subtotal	5,564	90	90
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	3,642	11	11
Commercial Real Estate Loans	9,390	37	34
Agricultural Loans	—	—	—
Subtotal	13,032	48	45
Total	$18,596	$138	$135

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$28	$4	$4
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$77	$1	$1

The following table presents information for loans individually evaluated for impairment for the year ended December 31, 2010:

2010
Average Balance of Impaired Loans During the Year	$10,166
Interest Income Recognized During Impairment	78
Interest Income Recognized on Cash Basis	78

All classes of loans, including loans acquired with deteriorated credit quality, are generally placed on non-accrual status when scheduled principal or interest payments are past due for 90 days or more or when the borrower’s ability to repay becomes doubtful. For purchased loans, the determination is made at the time of acquisition as well as over the life of the loan. Uncollected accrued interest for each class of loans is reversed against income at the time a loan is placed on non-accrual. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. All classes of loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are typically charged-off at 180 days past due, or earlier if deemed uncollectible. Exceptions to the non-accrual and charge-off policies are made when the loan is well secured and in the process of collection.

The following table presents the recorded investment in non-accrual loans and loans past due 90 days or more still on accrual by class of loans as of December 31, 2012 and 2011:

			Loans Past Due
			90 Days or More
	Non-Accrual		& Still Accruing
	2012	2011	2012	2011
Commercial and Industrial Loans and Leases	$2,480	$3,471	$—	$—
Commercial Real Estate Loans	7,275	13,289	—	—
Agricultural Loans	—	—	—	—
Home Equity Loans	178	90	—	—
Consumer Loans	167	259	—	—
Residential Mortgage Loans	257	748	—	—
Total	$10,357	$17,857	$—	$—
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$148	$859	$—	$—

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2012
Commercial and Industrial Loans and Leases	$336,307	$436	$133	$448	$1,017	$335,290
Commercial Real Estate Loans	489,796	1,352	—	2,063	3,415	486,381
Agricultural Loans	182,575	42	14	—	56	182,519
Home Equity Loans	74,699	177	48	178	403	74,296
Consumer Loans	41,231	431	23	18	472	40,759
Residential Mortgage Loans	88,815	2,070	495	257	2,822	85,993
Total (1)	$1,213,423	$4,508	$713	$2,964	$8,185	$1,205,238
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$11,174	$—	$120	$—	$120	$11,054

(1) Total recorded investment in loans includes $5,522 in accrued interest.

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2011
Commercial and Industrial Loans and Leases	$294,087	$220	$—	$1,141	$1,361	$292,726
Commercial Real Estate Loans	453,318	381	148	5,920	6,449	446,869
Agricultural Loans	170,513	10	—	—	10	170,503
Home Equity Loans	77,323	176	6	90	272	77,051
Consumer Loans	47,595	287	117	221	625	46,970
Residential Mortgage Loans	86,469	2,752	893	748	4,393	82,076
Total (1)	$1,129,305	$3,826	$1,164	$8,120	$13,110	$1,116,195
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$16,121	$248	$56	$554	$858	$15,263

(1) Total recorded investment in loans includes $5,756 in accrued interest.

Troubled Debt Restructurings:

In certain instances, the Company may choose to restructure the contractual terms of loans. A troubled debt restructuring occurs when the Bank grants a concession to the borrower that it would not otherwise consider due to a borrower’s financial difficulty. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without modification. This evaluation is performed under the Company’s internal underwriting policy. The Company uses the same methodology for loans acquired with deteriorated credit quality as for all other loans when determining whether the loan is a troubled debt restructuring.

During the years ending December 31, 2012 and 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan. There were no troubled debt restructurings for the years ended December 31, 2012 and 2011 for loans acquired with deteriorated credit quality at the time of acquisition.

The following table presents the recorded investment of troubled debt restructurings by class of loans as of December 31, 2012 and 2011:

	Total	Performing	Non-Accrual(1)
December 31, 2012
Commercial and Industrial Loans and Leases	$2,461	$66	$2,395
Commercial Real Estate Loans	6,031	304	5,727
Total	$8,492	$370	$8,122

	Total	Performing	Non-Accrual(1)
December 31, 2011
Commercial and Industrial Loans and Leases	$3,391	$98	$3,293
Commercial Real Estate Loans	9,088	315	8,773
Total	$12,479	$413	$12,066

(1) The non-accrual troubled debt restructurings are included in the Non-Accrual Loan table presented on previous page.

The Company has not committed to lending any additional amounts as of December 31, 2012 and 2011 to customers with outstanding loans that are classified as troubled debt restructurings.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2012 and 2011:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
December 31, 2012
Commercial and Industrial Loans and Leases	2	$9	$9
Commercial Real Estate Loans	—	—	—
Total	2	$9	$9

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the year ending December 31, 2012.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
December 31, 2011
Commercial and Industrial Loans and Leases	4	$4,541	$4,499
Commercial Real Estate Loans	6	7,099	6,850
Total	10	$11,640	$11,349

The troubled debt restructurings described above increased the allowance for loan losses by $1,945 and resulted in charge-offs of $834 during the year ending December 31, 2011.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2012 and 2011:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
December 31, 2012
Commercial and Industrial Loans and Leases	1	$565
Commercial Real Estate Loans	3	1,377
Total	4	$1,942

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $12 and resulted in charge-offs of $306 during the year ending December 31, 2012.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
December 31, 2011
Commercial and Industrial Loans and Leases	1	$527
Commercial Real Estate Loans	—	—
Total	1	$527

The troubled debt restructurings that subsequently defaulted described above decreased the allowance for loan losses by $500 and resulted in charge-offs of $500 during the year ending December 31, 2011.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company classifies loans as to credit risk by individually analyzing loans. This analysis includes commercial and industrial loans, commercial real estate loans, and agricultural loans with an outstanding balance greater than $100. This analysis is typically performed on at least an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are either less than $100 or are included in groups of homogeneous loans. Based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2012
Commercial and Industrial Loans and Leases	$307,997	$14,441	$13,869	$—	$336,307
Commercial Real Estate Loans	446,639	21,338	21,819	—	489,796
Agricultural Loans	176,730	2,855	2,990	—	182,575
Total	$931,366	$38,634	$38,678	$—	$1,008,678
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$319	$3,220	$7,338	$—	$10,877

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2011
Commercial and Industrial Loans and Leases	$264,037	$16,188	$13,862	$—	$294,087
Commercial Real Estate Loans	396,057	28,272	28,989	—	453,318
Agricultural Loans	165,153	2,744	2,616	—	170,513
Total	$825,247	$47,204	$45,467	$—	$917,918
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$2,804	$13,001	$—	$15,805

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For home equity, consumer and residential mortgage loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in home equity, consumer and residential mortgage loans based on payment activity as of December 31, 2012 and 2011:

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2012
Performing	$74,521	$41,064	$88,558
Nonperforming	178	167	257
Total	$74,699	$41,231	$88,815
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$148	$149

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2011
Performing	$77,233	$47,336	$85,721
Nonperforming	90	259	748
Total	$77,323	$47,595	$86,469
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$164	$152

The Company has purchased loans, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The recorded investment of those loans is as follows:

December 31, 2012

Commercial and Industrial Loans	$1,840
Commercial Real Estate Loans	9,037
Home Equity Loans	—
Consumer Loans	148
Residential Mortgage Loans	149
Total	$11,174

Carrying Amount, Net of Allowance	$11,086

December 31, 2011

Commercial and Industrial Loans	$2,596
Commercial Real Estate Loans	13,209
Home Equity Loans	—
Consumer Loans	164
Residential Mortgage Loans	152
Total	$16,121

Carrying Amount, Net of Allowance	$16,044

Accretable yield, or income expected to be collected, is as follows:

	December 31, 2012	December 31, 2011

Balance at January 1	$967	$—
New Loans Purchased	—	2,042
Accretion of Income	(1,265)	(1,130)
Reclassifications from Non-accretable Difference	468	129
Charge-off of Accretable Yield	—	(74)
Balance at December 31	$170	$967

For those purchased loans disclosed above, the Company increased the allowance for loan losses by $88 and $77 for the years ended December 31, 2012 and 2011. No allowances for loan losses were reversed during the same period.

Certain directors, executive officers, and principal shareholders of the Company, including their immediate families and companies in which they are principal owners, were loan customers of the Company during 2012. A summary of the activity of these loans follows:

Balance		Changes			Balance
January 1,		in Persons	Deductions		December 31,
2012	Additions	Included	Collected	Charged-off	2012
$6,994	$7,419	$119	$(5,530)	$—	$9,002

Premises, Furniture, and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 – Premises, Furniture, and Equipment

Premises, furniture, and equipment was comprised of the following classifications at December 31:

	2012	2011

Land	$7,948	$7,878
Buildings and Improvements	43,706	41,850
Furniture and Equipment	19,584	19,944
Total Premises, Furniture and Equipment	71,238	69,672
Less: Accumulated Depreciation	(34,684)	(31,966)
Total	$36,554	$37,706

Depreciation expense was $2,941, $3,261, and $2,872 for 2012, 2011, and 2010, respectively.

The Company leases two of its branch buildings under a capital lease. The lease arrangement requires monthly payments through 2027. The Company has included the leases in buildings and improvements as follows:

	2012	2011

Capital Leases	$2,442	$2,442
Less: Accumulated Depreciation	(344)	(223)
Total	$2,098	$2,219

The following is a schedule of future minimum lease payments under the capitalized leases, together with the present value of net minimum lease payments at year end 2012:

2013	$348
2014	348
2015	348
2016	348
2017	348
Thereafter	4,378
Total minimum lease payments	6,118
Less: Amount representing interest	(3,796)
Present Value of Net Minimum Lease Payments	$2,322

Deposit	12 Months Ended
Dec. 31, 2012
DepositDisclosures [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 6 – Deposits

At year end 2012, stated maturities of time deposits were as follows:

2013	$172,507
2014	28,969
2015	42,312
2016	67,050
2017	18,317
Thereafter	28
Total	$329,183

Time deposits of $100 or more at December 31, 2012 and 2011 were $95,761 and $100,616, respectively.

FHLB Advances and Other Borrowings	12 Months Ended
Dec. 31, 2012
Advances from Federal Home Loan Banks [Abstract]
FHLB Advances and Other Borrowings

NOTE 7 – FHLB Advances and Other Borrowings

The Company’s funding sources include Federal Home Loan Bank advances, borrowings from other third party correspondent financial institutions, issuance and sale of subordinated debt and other capital securities, and repurchase agreements. Information regarding each of these types of borrowings or other indebtedness is as follows:

	December 31,
	2012	2011
Long-term Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities	$51,526	$51,642
Term Loans	1,500	3,000
Junior Subordinated Debentures assumed from American Community Bancorp, Inc.	4,874	4,724
Subordinated Debentures	29,250	29,250
Capital Lease Obligation	2,322	2,358
Long-term Borrowings	89,472	90,974

Overnight Variable Rate Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities	$48,500	$3,500
Federal Funds Purchased	5,400	—
Repurchase Agreements	17,634	36,519
Short-term Borrowings	71,534	40,019

Total Borrowings	$161,006	$130,993

Repurchase agreements, which are classified as secured borrowings, generally mature within one day of the transaction date. Repurchase agreements are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the value of the underlying securities.

	2012	2011

Average Daily Balance During the Year	$19,813	$34,243
Average Interest Rate During the Year	0.23%	0.31%
Maximum Month-end Balance During the Year	$24,220	$43,514
Weighted Average Interest Rate at Year-end	0.20%	0.25%

At December 31, 2012 interest rates on the fixed rate long-term FHLB advances ranged from 0.39% to 7.22% with a weighted average rate of 2.07%. Of the $51.5 million, $30.0 million or 58% of the advances contained options whereby the FHLB may convert the fixed rate advance to an adjustable rate advance, at which time the Company may prepay the advance without penalty. The options on these advances are subject to a variety of terms including LIBOR based strike rates.

At December 31, 2011 interest rates on the fixed rate long-term FHLB advances ranged from 2.12% to 7.22% with a weighted average rate of 3.32%. Of the $51.6 million, $40.0 million or 78% of the advances contained options whereby the FHLB may convert the fixed rate advance to an adjustable rate advance, at which time the Company may prepay the advance without penalty. The options on these advances are subject to a variety of terms including LIBOR based strike rates.

The long-term borrowings shown above includes $1.5 million and $3.0 million outstanding on a term loan owed by the parent company as of December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, interest on the term loan is based upon 90-day LIBOR plus 3.00%. The term loan matures January 1, 2014. At December 31, 2011, the parent company had a $5 million line of credit with no outstanding balance. The line of credit matured September 30, 2012. Interest on the line of credit was based upon 90-day LIBOR plus 3.00% and included an unused commitment fee of 0.35%.

At December 31, 2012, the long-term borrowings shown above includes an aggregate of $29.3 million of indebtedness represented by subordinated debentures issued by the Company’s parent company in two separate transactions. A $10 million subordinated debenture issued by the parent company to another bank, bears interest based upon 90-day LIBOR plus 1.35%. This subordinated debenture matures on January 1, 2014. 20% of the subordinated debenture was treated as Tier 2 capital for regulatory capital purposes as of December 31, 2012. 40% of the subordinated debenture was treated as Tier 2 capital for regulatory capital purposes as of December 31, 2011. On April 30, 2009, the parent company issued $19.3 million principal amount of 8% redeemable subordinated debentures to the public. These debentures will mature in a single payment of principal on March 30, 2019. The Company has the right to redeem these debentures without penalty or premium on or after March 30, 2012 subject to prior consultation with the Federal Reserve Board. The entire principal amount of these debentures was treated as Tier 2 capital for regulatory capital purposes as of December 31, 2012 and 2011.

At December 31, 2012, scheduled principal payments on long-term borrowings, excluding the capitalized lease obligation and acquired subordinated debentures (which are discussed below) are as follows:

2013	$20,043
2014	31,539
2015	42
2016	45
2017	749
Thereafter	29,858
Total	$82,276

The Company assumed the obligations of junior subordinated debentures through the acquisition of American Community Bancorp, Inc. The junior subordinated debentures were issued to ACB Capital Trust I and ACB Capital Trust II. The trusts are wholly owned by the Company. In accordance with accounting guidelines, the trusts are not consolidated with the Company’s financials, but rather the subordinated debentures are shown as borrowings. The Company guarantees payment of distributions on the trust preferred securities issued by ACB Trust I and ACB Trust II. Interest is payable on a quarterly basis. These securities qualify as Tier 1 capital (with certain limitations) for regulatory purposes. $4,725 of the junior subordinated debentures were treated as Tier 1 capital for regulatory capital purposes as of December 31, 2012. $4,476 of the junior subordinated debentures were treated as Tier 1 capital for regulatory capital purposes as of December 31, 2011. As a result of the acquisition of American Community these liabilities were recorded at fair value at the acquisition date with the discount amortizing into interest expense over the life of the liability, ultimately accreting to the issuance amount disclosed below.

The following table summarizes the terms of each issuance:

			Carrying
	Date of	Issuance	Amount at		Rate as of	Rate as of	Maturity
	Issuance	Amount	December 31, 2012	Variable Rate	December 31, 2012	December 31, 2011	Date

ACB Trust I	5/6/2005	$5,155	$3,094	90 day LIBOR + 2.15%	2.46%	2.73%	May 2035
ACB Trust II	7/15/2005	3,093	1,780	90 day LIBOR + 1.85%	2.16%	2.35%	July 2035

See also Note 5 regarding the capital lease obligation.

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholders��� Equity

Note 8 – Equity Plans and Equity Based Compensation

The Company maintains three equity incentive plans under which stock options, restricted stock, and other equity incentive awards can be granted. At June 30, 2013, the Company has reserved 481,791 shares of Common Stock (as adjusted for subsequent stock dividends and subject to further customary anti-dilution adjustments) for the purpose of issuance pursuant to outstanding and future grants of options, restricted stock, and other equity awards to officers, directors and other employees of the Company.

For the three and six months ended June 30, 2013 and 2012, the Company granted no options, and accordingly, recorded no stock option expense related to option grants during the three and six months ended June 30, 2013 and 2012. The Company recorded no other stock compensation expense applicable to options during the three and six months ended June 30, 2013 and 2012 because all outstanding options were fully vested prior to 2007. In addition, there was no unrecognized option expense as all outstanding options were fully vested prior to June 30, 2013 and 2012.

During the periods presented, awards of long-term incentives were granted in the form of restricted stock. Awards that were granted to management under a management incentive plan were granted in tandem with cash credit entitlements (typically in the form of 50% restricted stock grants and 50% cash credit entitlements). The management restricted stock grants and tandem cash credit entitlements awarded in 2013 will vest in three equal installments of 33.3% with the first annual vesting on December 5th of the year of the grant and on December 5th of the next two succeeding years. The management restricted stock grants and tandem cash credit entitlements awarded in 2012 were subject to forfeiture in the event that the recipient of the grant did not continue employment with the Company through December 5th of the year of grant, at which time they generally vest 100 percent. Awards that were granted to directors as additional retainer for their services in December 2012 do not include any cash credit entitlement. These director restricted stock grants are subject to forfeiture in the event that the recipient of the grant does not continue in service as a director of the Company through December 5th of the year after grant or do not satisfy certain meeting attendance requirements, at which time they generally vest 100 percent. For measuring compensation costs, restricted stock awards are valued based upon the market value of the common shares on the date of grant. During the three months ended June 30, 2013 and 2012, the Company granted no shares of restricted stock. During the six months ended June 30, 2013 and 2012, the Company granted awards of 29,170 and 30,019 shares of restricted stock, respectively.

The following table presents expense recorded for restricted stock and cash entitlements as well as the related tax effect for the periods presented:

	Three Months Ended
	June 30,
	2013	2012
Restricted Stock Expense	$85	$141
Cash Entitlement Expense	54	133
Tax Effect	(56)	(111)
Net of Tax	$83	$163

	Six Months Ended
	June 30,
	2013	2012
Restricted Stock Expense	$170	$308
Cash Entitlement Expense	108	293
Tax Effect	(112)	(243)
Net of Tax	$166	$358

Unrecognized expense associated with the restricted stock grants and cash entitlements totaled $1,112 and $601 as of June 30, 2013 and 2012, respectively.

The Company maintains an Employee Stock Purchase Plan whereby eligible employees have the option to purchase the Company’s common stock at a discount. The purchase price of the shares under this Plan has been set at 95% of the fair market value of the Company’s common stock as of the last day of the plan year. The plan provides for the purchase of up to 500,000 shares of common stock, which the Company may obtain by purchases on the open market or from private sources, or by issuing authorized but unissued common shares. Funding for the purchase of common stock is from employee and Company contributions.

The Employee Stock Purchase Plan is not considered compensatory. There was no expense recorded for the employee stock purchase plan during the three and six months ended June 30, 2013 and 2012, nor was there any unrecognized compensation expense as of June 30, 2013 and 2012 for the Employee Stock Purchase Plan.

NOTE 8 – Shareholders’ Equity

The Company and affiliate bank are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors, and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the financial statements. Management believes as of December 31, 2012, the Company and Bank meet all capital adequacy requirements to which they are subject.

The prompt corrective action regulations provide five classifications, including well-capitalized, adequately capitalized, under-capitalized, significantly under-capitalized, and critically under-capitalized, although these terms are not used to represent overall financial condition. If only adequately capitalized, regulatory approval is required to accept brokered deposits. If under-capitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required.

At December 31, 2012, consolidated and affiliate bank actual capital and minimum required levels are presented below:

					Minimum Required
					To Be Well-
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Regulations:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk Weighted Assets)
Consolidated	$194,990	13.70%	$113,859	8.00%	N/A	N/A
Bank	167,904	11.83	113,523	8.00	$141,904	10.00%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	$158,198	11.12%	$56,930	4.00%	N/A	N/A
Bank	152,384	10.74	56,762	4.00	$85,142	6.00%

Tier 1 Capital
(to Average Assets)
Consolidated	$158,198	8.18%	$77,317	4.00%	N/A	N/A
Bank	152,384	7.91	77,025	4.00	$96,281	5.00%

At December 31, 2011, consolidated and affiliate bank actual capital and minimum required levels are presented below:

					Minimum Required
					To Be Well-
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Regulations:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk Weighted Assets)
Consolidated	$177,303	13.52%	$104,883	8.00%	N/A	N/A
Bank	158,522	12.14	104,462	8.00	$130,577	10.00%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	$138,741	10.58%	$52,442	4.00%	N/A	N/A
Bank	143,210	10.97	52,231	4.00	$78,346	6.00%

Tier 1 Capital
(to Average Assets)
Consolidated	$138,741	7.46%	$74,436	4.00%	N/A	N/A
Bank	143,210	7.72	74,160	4.00	$92,700	5.00%

The Company and the affiliate bank at year end 2012 and 2011 were categorized as well-capitalized. There have been no conditions or events that management believes have changed the classification of the Company or affiliate bank under the prompt corrective action regulations since the last notification from regulators. Regulations require the maintenance of certain capital levels at the affiliate bank, and may limit the dividends payable by the affiliate to the holding company, or by the holding company to its shareholders. At December 31, 2012, the affiliate bank had $26,000 in retained earnings available for payment of dividends to the parent company without prior regulatory approval.

Equity Plans and Equity Based Compensation

The Company maintains three equity incentive plans under which stock options, restricted stock, and other equity incentive awards can be granted. At December 31, 2012, the Company has reserved 481,791 shares of Common Stock (as adjusted for subsequent stock dividends and subject to further customary anti-dilution adjustments) for the purpose of issuance pursuant to outstanding and future grants of options, restricted stock, and other equity awards to officers, directors and other employees of the Company.

Stock Options

Options may be designated as “incentive stock options” under the Internal Revenue Code of 1986, or as nonqualified options. While the date after which options are first exercisable is determined by the appropriate committee of the Board of Directors of the Company or, in the case of options granted to directors, by the Board of Directors, no stock option may be exercised after ten years from the date of grant (twenty years in the case of nonqualified stock options). The exercise price of stock options granted pursuant to the plans must be no less than the fair market value of the Common Stock on the date of the grant.

The plans authorize an optionee to pay the exercise price of options in cash or in common shares of the Company or in some combination of cash and common shares. An optionee may tender already-owned common shares to the Company in exercise of an option. Certain of these plans authorize an optionee to surrender the value of an unexercised option in payment of an equivalent amount of the exercise price of the option. The Company typically issues authorized but unissued common shares upon the exercise of options.

The following table presents activity for stock options under the Company’s equity incentive plan for 2012:

	Year Ended December 31, 2012
		Weighted	Weighted Average	Aggregate
	Number of	Average Price	Life of Options	Intrinsic
	Options	of Options	(in years)	Value

Outstanding at Beginning of Period	129,109	$17.06
Granted	—	—
Exercised	(48,089)	17.65
Forfeited	—	—
Expired	(1,103)	14.92
Outstanding & Exercisable at End of Period	79,917	$16.73	3.94	$399

The following table presents information related to stock options under the Company’s equity incentive plan during the years ended 2012, 2011, and 2010:

	2012	2011	2010

Intrinsic Value of Options Exercised	$203	$28	$46
Cash Received from Option Exercises	$—	$—	$—
Tax Benefit of Option Exercises	$78	$12	$19
Weighted Average Fair Value of Options Granted	$—	$—	$—

The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the market price of common stock as of the reporting date.

During 2012, 2011 and 2010, the Company granted no options, and accordingly, recorded no stock compensation expense related to option grants. The Company recorded no other stock compensation expense applicable to options during the years ended December 31, 2012, 2011 and 2010 because all outstanding options were fully vested prior to 2007. As of December 31, 2012 and 2011, there was no unrecognized option expense as all outstanding options were fully vested.

Restricted Stock

During the periods presented, awards of long-term incentives were granted in the form of restricted stock. Awards that were granted to management under a management incentive plan were granted in tandem with cash credit entitlements (typically in the form of 50% restricted stock grants and 50% cash credit entitlements). These management restricted stock grants and tandem cash credit entitlements are subject to forfeiture in the event that the recipient of the grant does not continue employment with the Company through December 5 of the year of grant, at which time they generally vest 100 percent. Awards that were granted to directors as additional retainer for their services in December 2012 do not include any cash credit entitlement. These director restricted stock grants are subject to forfeiture in the event that the recipient of the grant does not continue in service as a director of the Company through December 5 of the year after grant or do not satisfy certain meeting attendance requirements, at which time they generally vest 100 percent. For measuring compensation costs, restricted stock awards are valued based upon the market value of the common shares on the date of grant.

The following table presents expense recorded for restricted stock and cash entitlements as well as the related tax effect for the years ended 2012, 2011, and 2010:

	Year Ended	Year Ended	Year Ended
	12/31/2012	12/31/2011	12/31/2010

Restricted Stock Expense	$628	$636	$405
Cash Entitlement Expense	588	564	380
Tax Effect	(493)	(475)	(311)
Net of Tax	$723	$725	$474

Unrecognized expense associated with the restricted stock grants and cash entitlements totaled $101 as of December 31, 2012. There was no unrecognized expense associated with the restricted stock grants as of December 31, 2011.

The following table presents information on restricted stock grants outstanding for the period shown:

	Year Ended
	December 31, 2012
		Weighted
	Restricted	Average Market
	Shares	Price at Grant

Outstanding at Beginning of Period	—	$—
Granted	37,742	20.74
Issued and Vested	(30,137)	20.54
Forfeited	(2,622)	20.55
Outstanding at End of Period	4,983	22.07

Employee Stock Purchase Plan

The Company maintains an Employee Stock Purchase Plan whereby eligible employees have the option to purchase the Company’s common stock at a discount. The purchase price of the shares under this Plan has been set at 95% of the fair market value of the Company’s common stock as of the last day of the plan year. The plan provides for the purchase of up to 500,000 shares of common stock, which the Company may obtain by purchases on the open market or from private sources, or by issuing authorized but unissued common shares. Funding for the purchase of common stock is from employee and Company contributions.

The Employee Stock Purchase Plan is not considered compensatory. There was no expense recorded for the employee stock purchase plan in 2012, 2011, and 2010 nor was there any unrecognized compensation expense as of December 31, 2012 and 2011 for the Employee Stock Purchase Plan.

Stock Repurchase Plan

On April 26, 2001, the Company announced that its Board of Directors approved a stock repurchase program for up to 607,754 of the outstanding Common Shares of the Company. Shares may be purchased from time to time in the open market and in large block privately negotiated transactions. The Company is not obligated to purchase any shares under the program, and the program may be discontinued at any time before the maximum number of shares specified by the program are purchased. The Board of Directors established no expiration date for this program. As of December 31, 2012, the Company had purchased 334,965 shares under the program. No shares were purchased under the program during the years ended December 31, 2012 and 2011.

Stock Repurchase Plan	6 Months Ended
Jun. 30, 2013
Stock Repurchase Plan [Abstract]
Stock Repurchase Plan
Note 7 – Stock Repurchase Plan

On April 26, 2001 the Company announced that its Board of Directors approved a stock repurchase program for up to 607,754 of the outstanding Common Shares of the Company. Shares may be purchased from time to time in the open market and in large block privately negotiated transactions. The Company is not obligated to purchase any shares under the program, and the program may be discontinued at any time before the maximum number of shares specified by the program is purchased. The Board of Directors established no expiration date for this program. As of June 30, 2013, the Company had purchased 334,965 shares under the program. No shares were purchased under the program during the three and six months ended June 30, 2013 and 2012.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 9 – Employee Benefit Plans

The Company provides a contributory trusteed 401(k) deferred compensation and profit sharing plan, which covers substantially all employees. The Company agrees to match certain employee contributions under the 401(k) portion of the plan, while profit sharing contributions are discretionary and are subject to determination by the Board of Directors. Company contributions were $777, $717, and $608 for 2012, 2011, and 2010, respectively.

The Company self-insures employee health benefits. Stop loss insurance covers annual losses exceeding $125 per covered family. Management’s policy is to establish a reserve for claims not submitted by a charge to earnings based on prior experience. Charges to earnings were $1,799, $1,620, and $1,489 for 2012, 2011, and 2010, respectively.

The Company maintains deferred compensation plans for the benefit of certain directors and officers. Under the plans, the Company agrees in return for the directors and officers deferring the receipt of a portion of their current compensation, to pay a retirement benefit computed as the amount of the compensation deferred plus accrued interest at a variable rate. Accrued benefits payable totaled $2,003 and $2,240 at December 31, 2012 and 2011. Deferred compensation expense was $170, $183, and $223 for 2012, 2011, and 2010, respectively. In conjunction with the plans, the Company purchased life insurance on certain directors and officers.

The Company entered into early retirement agreements with certain officers of the Company during 2008, 2009, and 2010. Accrued benefits payable as a result of the agreements totaled $298 and $456 at December 31, 2012 and 2011, respectively. Expense associated with these agreements totaled $0, $72, and $135 during 2012, 2011, and 2010, respectively. The benefits under the agreements will be paid through 2017.

The Company acquired through previous bank mergers a noncontributory defined benefit pension plan with benefits based on years of service and compensation prior to retirement. The benefits under the plan were suspended in 1998.

Accumulated plan benefit information for the Company’s plan as of December 31, 2012 and 2011 was as follows:

	2012	2011
Changes in Benefit Obligation:
Obligation at Beginning of Year	$734	$712
Interest Cost	27	32
Benefits Paid	(33)	(33)
Actuarial (Gain) Loss	109	23
Obligation at End of Year	837	734

Changes in Plan Assets:
Fair Value at Beginning of Year	353	319
Actual Return on Plan Assets	1	1
Employer Contributions	78	66
Benefits Paid	(33)	(33)
Fair Value at End of Year	399	353

Funded Status:
Funded Status at End of Year	$(438)	$(381)

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	2012	2011
Net Loss (Gain)	$360	$280
Prior Service Cost	13	14
	$373	$294

The accumulated benefit obligation was $837 and $734 at year-end 2012 and 2011, respectively.

Because the plan has been suspended, the projected benefit obligation and accumulated benefit obligation are the same. The accumulated benefit obligation for the defined benefit pension plan exceeds the fair value of the assets included in the plan.

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

	2012	2011	2010
Interest Cost	$27	$32	$34
Expected Return on Assets	(1)	(2)	(3)
Amortization of Transition Amount	—	—	—
Amortization of Prior Service Cost	1	1	(3)
Recognition of Net Loss	30	31	25
Net Periodic Benefit Cost	$57	$62	$53

Net Loss During the Period	110	24	43
Amortization of Unrecognized Loss	(30)	(30)	(25)
Amortization of Transition Cost	—	—	—
Amortization of Prior Service Cost	(1)	(1)	3
Total Recognized in Other Comprehensive Income	79	(7)	21

Total Recognized in Net Periodic Benefit Cost and Other
Comprehensive Income	$136	$55	$74

The estimated net loss, prior service costs, and net transition obligation (asset) for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $46, $2, and $0, respectively.

Assumptions

Weighted-average assumptions used to determine benefit obligations at year-end:

	2012	2011	2010
Discount Rate	3.25%	3.75%	4.60%
Rate of Compensation Increase (1)	N/A	N/A	N/A

Weighted-average assumptions used to determine net periodic pension cost:
	2,012	2,011	2,010
Discount Rate	3.75%	4.60%	5.29%
Expected Return on Plan Assets	0.25%	0.50%	1.00%
Rate of Compensation Increase (1)	N/A	N/A	N/A

(1)	Benefits under the plan were suspended in 1998; therefore, the weighted-average rate of increase in future compensation levels was not applicable for all years presented.

The expected return on plan assets was determined based upon rates that are expected to be available for future reinvestment of earnings and maturing investments along with consideration given to the current mix of plan assets.

Plan Assets

The Company’s defined benefit pension plan asset allocation at year-end 2012 and 2011 and target allocation for 2013 by asset category are as follows:

	Target	Percentage of Plan Assets
	Allocation	at Year-end
Asset Category	2013	2012	2011

Cash	50%	100%	28%
Certificates of Deposit	50%	0%	72%
Total	100%	100%	100%

Plan benefits are suspended. Therefore, the Company has invested predominantly in relatively short-term investments over the past two years. No significant changes to investing strategies are anticipated.

Fair Value of Plan Assets
Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. Since plan assets consist of cash and certificates of deposit, there are no estimates or assumptions applied to determine fair value.

Postretirement Medical and Life Benefit Plan

The Company has an unfunded postretirement benefit plan covering substantially all of its employees. The medical plan is contributory with the participants’ contributions adjusted annually; the life insurance plans are noncontributory.

Changes in Accumulated Postretirement Benefit Obligations:	2012	2011
Obligation at the Beginning of Year	$624	$560
Unrecognized Loss (Gain)	43	57

Components of Net Periodic Postretirement Benefit Cost:
Service Cost	35	28
Interest Cost	24	25

Net Expected Benefit Payments	(35)	(46)
Obligation at End of Year	$691	$624

Components of Postretirement Benefit Expense:	2012	2011
Service Cost	$35	$28
Interest Cost	24	25
Net Postretirement Benefit Expense	59	53

Net Gain During Period Recognized in Other Comprehensive Income	—	—

Total Recognized in Net Postretirement Benefit Expense and Other Comprehensive Income	$59	$53

Assumptions Used to Determine Net Periodic Cost and Benefit Obligations:

	2012	2011	2010
Discount Rate	3.41%	3.98%	4.72%

 Assumed Health Care Cost Trend Rates at Year-end:

	2012	2011
Health Care Cost Trend Rate Assumed for Next Year	8.00%	8.00%
Rate that the Cost Trend Rate Gradually Declines to	4.50%	4.50%
Year that the Rate Reaches the Rate it is Assumed to Remain at	2019	2018

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects as of December 31, 2012:

	One-Percentage-Point	One-Percentage-Point
	Increase	Decrease
Effect on Total of Service and Interest Cost	$5	$(4)
Effect on Postretirement Benefit Obligation	$43	$(39)

Pension and Other Benefit Plans

Contributions

The Company expects to contribute $80 to its defined benefit pension plan and $50 to its postretirement medical and life insurance plan in 2013.

Estimated Future Benefits

The following benefit payments, which reflect expected future service, are expected to be paid:

	Pension	Postretirement
Year	Benefits	Benefits
2,013	$123	$50
2,014	44	42
2,015	58	50
2,016	129	48
2,017	34	60
2018-2022	265	357

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10 – Income Taxes

The provision for income taxes consists of the following:	2012	2011	2010

Current Federal	$9,649	$3,333	$6,147
Current State	568	184	480
Deferred Federal	260	4,241	(686)
Deferred State	192	(32)	(318)
Total	$10,669	$7,726	$5,623

Income tax expense is reconciled to the 35% statutory rate applied to the pre-tax income for the years presented in the table below:

	2012	2011	2010

Statutory Rate Times Pre-tax Income	$12,153	$9,791	$6,660
Add (Subtract) the Tax Effect of:
Income from Tax-exempt Loans and Investments	(1,007)	(780)	(533)
State Income Tax, Net of Federal Tax Effect	494	99	105
General Business Tax Credits	(547)	(370)	(365)
Company Owned Life Insurance	(341)	(385)	(282)
Gain on American Community Bancorp, Inc. Stock	—	(366)	—
Other Differences	(83)	(263)	38
Total Income Taxes	$10,669	$7,726	$5,263

The net deferred tax liability at December 31 consists of the following:

	2012	2011
Deferred Tax Assets:
Allowance for Loan Losses	$5,845	$5,596
Deferred Compensation and Employee Benefits	1,282	1,355
Other-than-temporary Impairment	443	443
Accrued Expenses	646	705
Business Combination Fair Value Adjustments	—	985
Pension and Postretirement Plans	195	149
Other Real Estate Owned	140	100
Non-Accrual Loan Interest Income	254	3
General Business Tax Credits	—	25
Net Operating Loss Carryforward	—	72
Other	279	337
Total Deferred Tax Assets	9,084	9,770
Deferred Tax Liabilities:
Depreciation	(1,419)	(1,520)
Leasing Activities, Net	(7,753)	(7,612)
Unrealized Appreciation on Securities	(5,915)	(5,949)
FHLB Stock Dividends	(336)	(333)
Prepaid Expenses	(516)	(431)
Intangibles	(359)	(861)
Deferred Loan Fees	(394)	(350)
Business Combination Fair Value Adjustments	(333)	—
General Business Tax Credits	(7)	—
Other	(255)	(181)
Total Deferred Tax Liabilities	(17,287)	(17,237)
Valuation Allowance	(45)	(45)
Net Deferred Tax Liability	$(8,248)	$(7,512)

Under the Internal Revenue Code, through 1996 two acquired banking companies, which are now a part of the Company’s single banking subsidiary, were allowed a special bad debt deduction related to additions to tax bad debt reserves established for the purpose of absorbing losses. The acquired banks were formerly known as Peoples Community Bank (acquired in October 2005) and First American Bank (acquired in January 1999). Subject to certain limitations, these Banks were permitted to deduct from taxable income an allowance for bad debts based on a percentage of taxable income before such deductions or actual loss experience. The Banks generally computed its annual addition to its bad debt reserves using the percentage of taxable income method; however, due to certain limitations in 1996, the Banks were only allowed a deduction based on actual loss experience.

Retained earnings at December 31, 2012, include approximately $2,995 for which no provision for federal income taxes has been made. This amount represents allocations of income for allowable bad debt deductions. Reduction of amounts so allocated for purposes other than tax bad debt losses will create taxable income, which will be subject to the then current corporate income tax rate. It is not contemplated that amounts allocated to bad debt deductions will be used in any manner to create taxable income. The unrecorded deferred income tax liability on the above amount at December 31, 2012 was approximately $1,048.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2012, 2011, and 2010, and did not recognize any increase in unrecognized benefits during 2012 relative to any tax positions taken in 2012. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Company’s policy to record such accruals in its income tax expense accounts; no such accruals existed as of December 31, 2012, 2011, and 2010. The Company and its corporate subsidiaries file a consolidated U.S. Federal income tax return, which is subject to examination for all years after 2008. The Company and its corporate subsidiaries doing business in Indiana file a combined Indiana unitary return, which is subject to examination for all years after 2007.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Lease Commitments

NOTE 12 – Lease Commitments

The total rental expense for all operating leases for the years ended December 31, 2012, 2011, and 2010 was $486, $413, and $385, respectively, including amounts paid under short-term cancelable leases.

The following is a schedule of future minimum lease payments for premises & equipment at year end 2012:

2013	$462
2014	392
2015	324
2016	259
2017	184
Thereafter	1,637
Total	$3,258

Commitments and Off-balance Sheet Items	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Off-balance Sheet Items

NOTE 13 – Commitments and Off-balance Sheet Items

In the normal course of business, there are various commitments and contingent liabilities, such as commitments to extend credit and commitments to sell loans, which are not reflected in the accompanying consolidated financial statements. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instruments for commitments to make loans and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policy to make commitments as it uses for on-balance sheet items.

The Company’s exposure to credit risk for commitments to sell loans is dependent upon the ability of the counter-party to purchase the loans. This is generally assured by the use of government sponsored entity counterparts. These commitments are subject to market risk resulting from fluctuations in interest rates. Commitments to sell loans are not mandatory (i.e., do not require net settlement with the counter-party to cancel the commitment).

Commitments and contingent liabilities are summarized as follows, at December 31:

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to Fund Loans:
Consumer Lines	$6,013	$137,668	$3,498	$126,807
Commercial Operating Lines	13,444	187,829	5,341	179,790
Residential Mortgages	33,004	676	30,459	489
Total Commitments to Fund Loans	$52,461	$326,173	$39,298	$307,086

Commitments to Sell Loans	$52,511	$—	$55,098	$—

Standby Letters of Credit	$1,408	$4,279	$850	$4,559

The fixed rate commitments to fund loans have interest rates ranging from 2.25% to 18.00% and maturities ranging from less than 1 year to 21 years. Since many commitments to make loans expire without being used, these amounts do not necessarily represent future cash commitments. Collateral obtained upon exercise of the commitment is determined using management’s credit evaluation of the borrower, and may include accounts receivable, inventory, property, land, and other items.

Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value [Abstract]
Fair Value

Note 9 – Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Level 3 pricing is obtained from a third-party based upon similar trades that are not traded frequently without adjustment by the Company. At June 30, 2013, the Company held $11.8 million in Level 3 securities which consist of $11.4 million of non-rated Obligations of State and Political Subdivisions and $353 thousand of equity securities that are not actively traded. Absent the credit rating, significant assumptions must be made such that the credit risk input becomes an unobservable input and thus these securities are reported by the Company in a Level 3 classification.

Derivatives: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: Fair values for impaired collateral dependent loans are generally based on appraisals obtained from licensed real estate appraisers and in certain circumstances consideration of offers obtained to purchase properties prior to foreclosure. Appraisals for commercial real estate generally use three methods to derive value: cost, sales or market comparison and income approach. The cost method bases value in the cost to replace the current property. Value of market comparison approach evaluates the sales price of similar properties in the same market area. The income approach considers net operating income generated by the property and an investors required return. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Comparable sales adjustments are based on known sales prices of similar type and similar use properties and duration of time that the property has been on the market to sell. Such adjustments made in the appraisal process are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of the Company’s Risk Management Area reviews the assumptions and approaches utilized in the appraisal. In determining the value of impaired collateral dependent loans and other real estate owned, significant unobservable inputs may be used which include: physical condition of comparable properties sold, net operating income generated by the property and investor rates of return.

Other Real Estate: Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate (ORE) are measured at the lower of carrying amount or fair value, less costs to sell. Fair values are generally based on third party appraisals of the property utilizing similar techniques as discussed above for Impaired Loans, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, impairment loss is recognized.

Loans Held-for-Sale: The fair values of loans held for sale are determined by using quoted prices for similar assets, adjusted for specific attributes of that loan resulting in a Level 2 classification.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

	Fair Value Measurements at June 30, 2013 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$22,361	$—	$22,361
Corporate Securities	—	—	—	—
Obligations of State and
Political Subdivisions	—	67,326	11,439	78,765
Mortgage-backed Securities-Residential	—	510,679	—	510,679
Equity Securities	411	—	353	764
Total Securities	$411	$600,366	$11,792	$612,569

Loans Held-for-Sale	$—	$19,435	$—	$19,435

Derivatives	$—	$508	$—	$508

Financial Liabilities Derivatives	$—	$355	$—	$355

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$23,472	$—	$23,472
Corporate Securities	—	—	—	—
Obligations of State and
Political Subdivisions	—	64,316	12,169	76,485
Mortgage-backed Securities-Residential	—	486,912	—	486,912
Equity Securities	380	—	353	733
Total Securities	$380	$574,700	$12,522	$587,602

Loans Held-for-Sale	$—	$16,641	$—	$16,641

Derivatives	$—	$187	$—	$187

Financial Liabilities Derivatives	$—	$178	$—	$178

There were no transfers between Level 1 and Level 2 for the three and six month periods ended June 30, 2013 and December 31, 2012.

At June 30, 2013, the aggregate fair value of the Loans Held-for-Sale was $19,435, aggregate contractual principal balance was $19,197 with a difference of $238. At December 31, 2012, the aggregate fair value of the Loans Held-for-Sale was $16,641, aggregate contractual principle balance was $16,413 with a difference of $228.

The table below presents a reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three and six months ended June 30, 2013 and 2012:

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2013	2012	2013	2012	2013	2012

Balance of Recurring Level 3 Assets at March 31	$11,728	$4,075	$353	$353	$—	$—
Total Gains or Losses (realized/unrealized)
Included in Earnings	(129)	51	—	—	—	—
Maturities / Calls	(160)	—	—	—	—	—
Purchases	—	7,665	—	—	—	—
Balance of Recurring Level 3 Assets at June 30	$11,439	$11,791	$353	$353	$—	$—

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2013	2012	2013	2012	2013	2012

Balance of Recurring Level 3 Assets at December 31	$12,169	$4,772	$353	$353	$—	$1,005
Total Gains or Losses (realized/unrealized)
Included in Earnings	(150)	51	—	—	—	—
Maturities / Calls	(580)	(697)	—	—	—	(1,005)
Purchases	—	7,665	—	—	—	—
Balance of Recurring Level 3 Assets at June 30	$11,439	$11,791	$353	$353	$—	$—

Of the total gain/loss included in earnings for the three and six months ended June 30, 2013, $129 and $150 was attributable to other changes in fair value, respectively. The three and six months ended June 30, 2013 included no gain/loss attributable to interest income on securities. Of the total gain/loss included in earnings for the three and six months ended June 30, 2012, $51 was attributable to other changes in fair value for both periods presented. The three and six months ended June 30, 2012 included no gain/loss attributable to interest income on securities.

The fair value for nineteen obligations of state and political subdivisions with a fair value of $7.665 million as of June 30, 2012 were placed into Level 3 at the time of purchase because quoted prices or market prices of similar securities were not available. These fair values were calculated using discounted cash flows or other market indicators. Level 3 pricing was obtained from a third-party based upon similar trades that are not traded frequently without adjustment by the Company.

Assets and Liabilities Measured on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at June 30, 2013 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$20	$20
Commercial Real Estate Loans	—	—	2,101	2,101
Agricultural Loans	—	—	—	—
Other Real Estate
Commercial Real Estate	—	—	723	723

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$1,231	$1,231
Commercial Real Estate Loans	—	—	1,497	1,497
Agricultural Loans	—	—	135	135
Other Real Estate
Commercial Real Estate	—	—	150	150

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $6,429 with a valuation allowance of $4,308, resulting in an additional provision for loan losses of $270 and $379 for the three and six months ended June 30, 2013. Impaired loans resulted in a decreased provision for loan losses of $200 for the three months ended June 30, 2012 and an additional provision for loan losses of $633 for the six months ended June 30, 2012. Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $8,274 with a valuation allowance of $5,411, resulting in an additional provision for loan losses of $2,230 for the year ended December 31, 2012.

Other Real Estate which is measured at the lower of carrying or fair value less costs to sell had a carrying value of $723 at June 30, 2013. A charge to earnings through Other Operating Income of $94 and $301 was included in the three and six months ended June 30, 2013, respectively. No charge to earnings was included in the three or six months ended June 30, 2012. Other Real Estate which is measured at the lower of carrying or fair value less costs to sell had a carrying value of $150 at December 31, 2012.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2013:

				Range
		Valuation		(Weighted
	Fair Value	Technique(s)	Unobservable Input(s)	Average)
Impaired Loans - Commercial and Industrial Loans	$20	Sales comparison approach	Adjustment for differences between the comparable sales	10%-90% (22)%

Impaired Loans - Commercial Real Estate Loans	$2,101	Sales comparison approach Income approach Cost approach	Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property Adjustment for investor rates of return	15%-78% (57)%

Other Real Estate - Commercial Real Estate Loans	$723	Sales comparison approach Income approach Cost approach	Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the Property Adjustment for investor rates of return	2%-50% (29)%

The carrying amounts and estimated fair values of the Company’s financial instruments not previously presented are provided in the table below for the periods ending June 30, 2013 and December 31, 2012. Not all of the Company’s assets and liabilities are considered financial instruments, and therefore are not included in the table. Because no active market exists for a significant portion of the Company’s financial instruments, fair value estimates were based on subjective judgments, and therefore cannot be determined with precision.

		Fair Value Measurements at
		June 30, 2013 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$39,748	$28,390	$11,358	$—	$39,748
Securities Held-to-Maturity	268	—	271	—	271
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,225,580	—	—	1,233,278	1,233,278
Accrued Interest Receivable	6,886	—	1,762	5,124	6,886
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,314,236)	—	—	(1,314,236)
Time Deposits	(327,673)	—	(330,899)	—	(330,899)
Short-term Borrowings	(106,905)	—	(106,905)	—	(106,905)
Long-term Debt	(68,735)	—	(64,982)	(4,771)	(69,753)
Accrued Interest Payable	(817)	—	(741)	(76)	(817)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

		Fair Value Measurements at
		December 31, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$51,794	$41,624	$10,170	$—	$51,794
Securities Held-to-Maturity	346	—	351	—	351
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,186,483	—	—	1,199,566	1,199,566
Accrued Interest Receivable	7,419	—	1,893	5,526	7,419
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,311,748)	(1,311,748)	—	—	(1,311,748)
Time Deposits	(329,183)	—	(333,170)	—	(333,170)
Short-term Borrowings	(71,534)	—	(71,534)	—	(71,534)
Long-term Debt	(89,472)	—	(66,892)	(28,872)	(95,764)
Accrued Interest Payable	(1,275)	—	(829)	(446)	(1,275)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

Cash and Short-Term Investments:
The carrying amount of cash and short-term investments approximate fair values and are classified as Level 1 or Level 2.

Securities Held-to-Maturity:
The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

FHLB Stock and Other Restricted Stock:
It is not practical to determine the fair values of FHLB stock and other restricted stock due to restrictions placed on their transferability.

Loans:
Fair values of loans, excluding loans held for sale and collateral dependent impaired loans having a specific allowance allocation, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued as described previously. The methods utilized to estimate fair value of loans do not necessarily represent an exit price.

Accrued Interest Receivable:
The carrying amount of accrued interest approximates fair value resulting in a Level 2 or Level 3 classification consistent with the asset they are associated with.

Deposits:
The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed rate time deposits are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Short-term Borrowings:
The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values resulting in a Level 2 classification.

Long-Term Debt:
The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 3 classification.

Accrued Interest Payable:
The carrying amount of accrued interest approximates fair value resulting in a Level 2 or Level 3 classification consistent with the liability they are associated with.

Off-balance Sheet Instruments:
Commitments to extend credit and standby letters of credit are generally short-term or variable rate with minimal fees charged. These instruments have no carrying value, and the fair value is not material. The fair value of commitments to sell loans is the cost or benefit of settling the commitments with the counter-party at the reporting date. At June 30, 2013 and December 31, 2012, none of the Company’s commitments to sell loans were mandatory, and there is no cost or benefit to settle these commitments.

NOTE 14 – Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Level 3 pricing is obtained from a third-party based upon similar trades that are not traded frequently without adjustment by the Company. At December 31, 2012, the Company held $12.5 million in Level 3 securities which consist of $12.2 million of non-rated Obligations of State and Political Subdivisions and $353 thousand of equity securities that are not actively traded. Absent the credit rating, significant assumptions must be made such that the credit risk input becomes an unobservable input and thus these securities are reported by the Company in a Level 3 classification.

Derivatives: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: Fair values for impaired collateral dependent loans are generally based on appraisals obtained from licensed real estate appraisers and in certain circumstances consideration of offers obtained to purchase properties prior to foreclosure. Appraisals for commercial real estate generally use three methods to derive value: cost, sales or market comparison and income approach. The cost method bases value in the cost to replace the current property. Value of market comparison approach evaluates the sales price of similar properties in the same market area. The income approach considers net operating income generated by the property and an investors required return. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Comparable sales adjustments are based on known sales prices of similar type and similar use properties and duration of time that the property has been on the market to sell. Such adjustments made in the appraisal process are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of the Company’s Risk Management Area reviews the assumptions and approaches utilized in the appraisal. In determining the value of impaired collateral dependent loans and other real estate owned, significant unobservable inputs may be used which include: physical condition of comparable properties sold, net operating income generated by the property and investor rates of return.

Other Real Estate: Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate (ORE) are measured at the lower of carrying amount or fair value, less costs to sell. Fair values are generally based on third party appraisals of the property utilizing similar techniques as discussed above for Impaired Loans, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, impairment loss is recognized.

Loans Held-for-Sale: The fair values of loans held for sale are determined by using quoted prices for similar assets, adjusted for specific attributes of that loan resulting in a Level 2 classification.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$23,472	$—	$23,472
Corporate Securities	—	—	—	—
Obligations of State and
Political Subdivisions	—	64,316	12,169	76,485
Mortgage-backed Securities-Residential	—	486,912	—	486,912
Equity Securities	380	—	353	733
Total Securities	$380	$574,700	$12,522	$587,602

Loans Held-for-Sale	$—	$16,641	$—	$16,641

Derivative Assets	$—	$187	$—	$187

Derivative Liabilities	$—	$178	$—	$178

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$6,422	$—	$6,422
Corporate Securities	—	—	1,005	1,005
Obligations of State and
Political Subdivisions	—	60,724	4,075	64,799
Mortgage-backed Securities-Residential	—	443,934	—	443,934
Equity Securities	331	—	353	684
Total Securities	$331	$511,080	$5,433	$516,844

Loans Held-for-Sale	$—	$21,485	$—	$21,485

Derivative Assets	$—	$—	$—	$—

Derivative Liabilities	$—	$—	$—	$—

There were no transfers between Level 1 and Level 2 for the periods ended December 31, 2012 and 2011.

At December 31, 2012, the aggregate fair value of the Loans Held-for-Sale was $16,641, aggregate contractual principal balance was $16,413 with a difference of $228. At December 31, 2011, the aggregate fair value of the Loans Held-for-Sale was $21,485, aggregate contractual principle balance was $21,225 with a difference of $260.

The table below presents a reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012 and 2011:

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2012	2011	2012	2011	2012	2011

Beginning Balance of Recurring Level 3
Assets at January 1	$4,075	$—	$353	$353	$1,005	$—
Total Gains or Losses (realized/unrealized)
Included in earnings	156	—	—	—	—	—
Maturities / Calls	—	—	—	—	(1,005)	—
Purchases	7,938	4,075	—	—	—	1,005
Ending Balance of Recurring Level 3 Assets at December 31	$12,169	$4,075	$353	$353	$—	$1,005

Of the total gain/loss included in earnings for the year ended December 31, 2012, $1 was attributable to interest income on securities and $155 was attributable to other changes in fair value.

Assets and Liabilities Measured on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$1,231	$1,231
Commercial Real Estate Loans	—	—	1,497	1,497
Agricultural Loans	—	—	135	135
Other Real Estate
Commercial Real Estate	—	—	150	150

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$2,035	$2,035
Commercial Real Estate Loans	—	—	2,783	2,783
Agricultural Loans	—	—	—	—
Other Real Estate
Commercial Real Estate	—	—	250	250

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $8,274 with a valuation allowance of $5,411, resulting in an additional provision for loan losses of $2,230 for the year ended December 31, 2012. Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $9,729 with a valuation allowance of $4,911, resulting in an additional provision for loan losses of $4,226 for the year ended December 31, 2011.

Other Real Estate which is measured at the lower of carrying or fair value less costs to sell had a carrying value of $150 at December 31, 2012. A charge to earnings through Other Operating Income of $100 was included in the year ended December 31, 2012. Other Real Estate, which is measured at the lower of carrying or fair value less costs to sell, had a carrying amount of $250 at December 31, 2011. A charge to earnings through Other Operating Income of $150 was included in the year ended December 31, 2011.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

				Range
		Valuation		(Weighted
	Fair Value	Technique(s)	Unobservable Input(s)	Average)
Impaired Loans - Commercial	$1,231	Sales comparison	Adjustment for differences	4%-68%
and Industrial Loans		approach	between the comparable	(8%)
			sales

Impaired Loans - Commercial	$1,497	Sales comparison	Adjustment for physical	15%-78%
Real Estate Loans		approach	condition of comparable	(48%)
		Income approach	properties sold
		Cost approach	Adjustment for net operating
			income generated by the
			property
			Adjustment for investor rates
			of return

Impaired Loans – Agricultural	$135	Sales comparison	Adjustment for physical	76%
Loans		approach	condition of comparable	(76%)
		Income approach	properties sold
			Adjustment for net operating
			income generated by the
			property

The carrying amounts and estimated fair values of the Company’s financial instruments not previously presented are provided in the table below for the periods ending December 31, 2012 and 2011. Not all of the Company’s assets and liabilities are considered financial instruments, and therefore are not included in the table. Because no active market exists for a significant portion of the Company’s financial instruments, fair value estimates were based on subjective judgments, and therefore cannot be determined with precision.

		Fair Value Measurements at
		December 31, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$51,794	$41,624	$10,170	$—	$51,794
Securities Held-to-Maturity	346	—	351	—	351
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,186,483	—	—	1,199,566	1,199,566
Accrued Interest Receivable	7,419	—	1,893	5,526	7,419
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,311,748)	(1,311,748)	—	—	(1,311,748)
Time Deposits	(329,183)	—	(333,170)	—	(333,170)
Short-term Borrowings	(71,534)	—	(71,534)	—	(71,534)
Long-term Debt	(89,472)	—	(66,892)	(28,872)	(95,764)
Accrued Interest Payable	(1,275)	—	(829)	(446)	(1,275)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

	December 31, 2011
	Carrying	Fair
	Value	Value
Financial Assets:
Cash and Short-term Investments	$67,089	$67,089
Securities Held-to-Maturity	690	697
FHLB Stock and Other Restricted Stock	8,340	N/A
Loans, Net	1,100,863	1,111,532
Accrued Interest Receivable	7,793	7,793
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,181,919)	(1,181,919)
Time Deposits	(374,279)	(380,584)
Short-term Borrowings	(40,019)	(40,019)
Long-term Debt	(90,974)	(96,047)
Accrued Interest Payable	(1,884)	(1,884)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—
Standby Letters of Credit	—	—
Commitments to Sell Loans	—	—

Cash and Short-Term Investments:
The carrying amount of cash and short-term investments approximate fair values and are classified as Level 1 or Level 2.

Securities Held-to-Maturity:
The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

FHLB Stock and Other Restricted Stock:
It is not practical to determine the fair values of FHLB stock and other restricted stock due to restrictions placed on their transferability.

Loans:
Fair values of loans, excluding loans held for sale and collateral dependent impaired loans having a specific allowance allocation, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued as described previously. The methods utilized to estimate fair value of loans do not necessarily represent an exit price.

Accrued Interest Receivable:
The carrying amount of accrued interest approximates fair value resulting in a Level 2 or Level 3 classification consistent with the asset they are associated with.

Deposits:
The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed rate time deposits are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Short-term Borrowings:
The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values resulting in a Level 2 classification.

Long-Term Debt:
The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 3 classification.

Accrued Interest Payable:
The carrying amount of accrued interest approximates fair value resulting in a Level 2 or Level 3 classification consistent with the liability they are associated with.

Off-balance Sheet Instruments:
Commitments to extend credit and standby letters of credit are generally short-term or variable rate with minimal fees charged. These instruments have no carrying value, and the fair value is not material. The fair value of commitments to sell loans is the cost or benefit of settling the commitments with the counter-party at the reporting date. At December 31, 2012 and 2011, none of the Company’s commitments to sell loans were mandatory, and there is no cost or benefit to settle these commitments.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

Note 6 – Segment Information

The Company’s operations include three primary segments: core banking, trust and investment advisory services, and insurance operations. The core banking segment involves attracting deposits from the general public and using such funds to originate consumer, commercial and agricultural, commercial and agricultural real estate, and residential mortgage loans, primarily in the Company’s local markets. The core banking segment also involves the sale of residential mortgage loans in the secondary market. The trust and investment advisory services segment involves providing trust, investment advisory, and brokerage services to customers. The insurance segment offers a full range of personal and corporate property and casualty insurance products, primarily in the Company’s banking subsidiary’s local markets.

The core banking segment is comprised by the Company’s banking subsidiary, German American Bancorp, which operated through 35 banking offices at June 30, 2013. Net interest income from loans and investments funded by deposits and borrowings is the primary revenue for the core-banking segment. The trust and investment advisory services segment’s revenues are comprised primarily of fees generated by German American Financial Advisors & Trust Company. These fees are derived by providing trust, investment advisory, and brokerage services to its customers. The insurance segment primarily consists of German American Insurance, Inc., which provides a full line of personal and corporate insurance products. Commissions derived from the sale of insurance products are the primary source of revenue for the insurance segment.

The following segment financial information has been derived from the internal financial statements of German American Bancorp, Inc., which are used by management to monitor and manage the financial performance of the Company. The accounting policies of the three segments are the same as those of the Company. The evaluation process for segments does not include holding company income and expense. Holding company amounts are the primary differences between segment amounts and consolidated totals, and are reflected in the column labeled “Other” below, along with amounts to eliminate transactions between segments.

		Trust and
		Investment
	Core	Advisory			Consolidated
Three Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2013
Net Interest Income	$17,004	$6	$5	$(303)	$16,712
Net Gains on Sales of Loans	809	—	—	—	809
Net Gains on Securities	467	—	—	—	467
Trust and Investment Product Fees	1	813	—	—	814
Insurance Revenues	6	6	1,367	—	1,379
Noncash Items:
Provision for Loan Losses	(200)	—	—	—	(200)
Depreciation and Amortization	973	8	106	38	1,125
Income Tax Expense (Benefit)	3,626	(24)	40	(413)	3,229
Segment Profit (Loss)	6,833	(41)	27	(287)	6,532
Segment Assets at June 30, 2013	2,019,229	11,548	8,395	(28,560)	2,010,612

		Trust and
		Investment
	Core	Advisory			Consolidated
Three Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2012
Net Interest Income	$17,163	$7	$10	$(531)	$16,649
Net Gains on Sales of Loans	676	—	—	—	676
Net Gains on Securities	76	—	—	—	76
Trust and Investment Product Fees	2	663	—	(1)	664
Insurance Revenues	6	9	1,343	—	1,358
Noncash Items:
Provision for Loan Losses	391	—	—	—	391
Depreciation and Amortization	1,095	5	105	38	1,243
Income Tax Expense (Benefit)	2,980	(10)	66	(335)	2,701
Segment Profit (Loss)	6,227	(20)	89	(329)	5,967
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

		Trust and
		Investment
	Core	Advisory			Consolidated
Six Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2013
Net Interest Income	$33,768	$11	$12	$(854)	$32,937
Net Gains on Sales of Loans	1,563	—	—	—	1,563
Net Gains on Securities	1,080	—	—	—	1,080
Trust and Investment Product Fees	4	1,628	—	(1)	1,631
Insurance Revenues	15	19	3,129	—	3,163
Noncash Items:
Provision for Loan Losses	150	—	—	—	150
Depreciation and Amortization	1,923	15	211	75	2,224
Income Tax Expense (Benefit)	6,370	(26)	187	(788)	5,743
Segment Profit (Loss)	12,681	(49)	238	(529)	12,341
Segment Assets at June 30, 2013	2,019,229	11,548	8,395	(28,560)	2,010,612

		Trust and
		Investment
	Core	Advisory			Consolidated
Six Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2012
Net Interest Income	$34,304	$10	$17	$(1,070)	$33,261
Net Gains on Sales of Loans	1,389	—	—	—	1,389
Net Gains on Securities	94	—	—	—	94
Trust and Investment Product Fees	3	1,359	—	(2)	1,360
Insurance Revenues	16	27	2,706	—	2,749
Noncash Items:
Provision for Loan Losses	1,081	—	—	—	1,081
Depreciation and Amortization	2,204	10	210	75	2,499
Income Tax Expense (Benefit)	5,855	(58)	106	(674)	5,229
Segment Profit (Loss)	12,159	(97)	145	(638)	11,569
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

NOTE 15 – Segment Information

The Company’s operations include three primary segments: core banking, trust and investment advisory services, and insurance operations. The core banking segment involves attracting deposits from the general public and using such funds to originate consumer, commercial and agricultural, commercial and agricultural real estate, and residential mortgage loans, primarily in the Company’s local markets. The core banking segment also involves the sale of residential mortgage loans in the secondary market. The trust and investment advisory services segment involves providing trust, investment advisory, and brokerage services to customers. The insurance segment offers a full range of personal and corporate property and casualty insurance products, primarily in the Company’s banking subsidiary’s local markets.

The core banking segment is comprised by the Company’s banking subsidiary, German American Bancorp, which operated through 34 banking offices at December 31, 2012. Net interest income from loans and investments funded by deposits and borrowings is the primary revenue for the core-banking segment. The trust and investment advisory services segment’s revenues are comprised primarily of fees generated by German American Financial Advisors & Trust Company. These fees are derived by providing trust, investment advisory, and brokerage services to its customers. The insurance segment primarily consists of German American Insurance, Inc., which provides a full line of personal and corporate insurance products. Commissions derived from the sale of insurance products are the primary source of revenue for the insurance segment.

The following segment financial information has been derived from the internal financial statements of German American Bancorp, Inc., which are used by management to monitor and manage the financial performance of the Company. The accounting policies of the three segments are the same as those of the Company. The evaluation process for segments does not include holding company income and expense. Holding company amounts are the primary differences between segment amounts and consolidated totals, and are reflected in the column labeled “Other” below, along with amounts to eliminate transactions between segments.

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2012
Net Interest Income	$68,311	$21	$34	$(2,118)	$66,248
Net Gains on Sales of Loans	3,234	—	—	—	3,234
Net Gains on Securities	1,667	—	—	—	1,667
Trust and Investment Product Fees	5	2,657	—	(5)	2,657
Insurance Revenues	23	36	5,465	—	5,524
Noncash Items:
Provision for Loan Losses	2,412	—	—	—	2,412
Depreciation and Amortization	4,099	24	415	150	4,688
Income Tax Expense (Benefit)	11,999	(187)	181	(1,324)	10,669
Segment Profit (Loss)	25,118	(298)	250	(1,015)	24,055
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2011
Net Interest Income	$66,099	$16	$22	$(2,156)	$63,981
Net Gains on Sales of Loans	2,381	—	—	—	2,381
Net Gains on Securities	2,089	—	—	935	3,024
Trust and Investment Product Fees	3	2,147	—	(5)	2,145
Insurance Revenues	67	13	5,755	(16)	5,819
Noncash Items:
Provision for Loan Losses	6,800	—	—	—	6,800
Depreciation and Amortization	4,481	26	482	150	5,139
Income Tax Expense (Benefit)	9,171	(353)	272	(1,364)	7,726
Segment Profit (Loss)	20,855	(545)	352	(413)	20,249
Segment Assets at December 31, 2011	1,875,417	11,801	7,948	(21,399)	1,873,767

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2010
Net Interest Income	$50,460	$8	$27	$(1,824)	$48,671
Net Gains on Sales of Loans	2,160	—	—	—	2,160
Net Gains on Securities	—	—	—	—	—
Trust and Investment Product Fees	2	1,585	—	(5)	1,582
Insurance Revenues	61	26	5,282	(22)	5,347
Noncash Items:
Provision for Loan Losses	5,225	—	—	—	5,225
Depreciation and Amortization	2,865	29	826	—	3,720
Income Tax Expense (Benefit)	7,181	(259)	(56)	(1,243)	5,623
Segment Profit (Loss)	15,325	(385)	(130)	(1,405)	13,405
Segment Assets at December 31, 2010	1,368,348	2,193	8,426	(3,079)	1,375,888

Parent Company Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Financial Statements

NOTE 16 – Parent Company Financial Statements

The condensed financial statements of German American Bancorp, Inc. are presented below:

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
Cash	$29499	$21822
Securities Available-for-Sale, at Fair Value	733	684
Investment in Subsidiary Bank	184,093	176,707
Investment in Non-banking Subsidiaries	4,064	2,980
Other Assets	6,245	5,357
Total Assets	$224,634	$207,550

LIABILITIES
Borrowings	$35,624	$36,974
Other Liabilities	3,984	2,966
Total Liabilities	39,608	39,940

SHAREHOLDERS’ EQUITY
Common Stock	12,637	12,594
Additional Paid-in Capital	95,617	95,039
Retained Earnings	66,421	49,434
Accumulated Other Comprehensive Income	10,351	10,543
Total Shareholders’ Equity	185,026	167,610
Total Liabilities and Shareholders’ Equity	$224,634	$207,550

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2012	2011	2010
INCOME
Dividends from Subsidiaries
Bank	$17,500	$22,500	$14,000
Non-bank	—	1,350	—
Interest Income	50	38	30
Net Gain (Loss) on Securities	—	935	—
Other Income	70	71	76
Total Income	17,620	24,894	14,106

EXPENSES
Salaries and Employee Benefits	458	444	420
Professional Fees	352	379	842
Occupancy and Equipment Expense	7	8	8
Interest Expense	2,221	2,239	1,878
Other Expenses	359	357	281
Total Expenses	3,397	3,427	3,429
INCOME BEFORE INCOME TAXES AND EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES	14,223	21,467	10,677
Income Tax Benefit	1,338	1,364	1,178
INCOME BEFORE EQUITY IN UNDISTRIBUTED
INCOME OF SUBSIDIARIES	15,561	22,831	11,855
Equity in Undistributed (Excess Distributed) Income of Subsidiaries	8,494	(2,582)	1,550
NET INCOME	24,055	20,249	13,405

Other Comprehensive Income:
Changes in Unrealized Gain (Loss) on Securities, Available-for-Sale	(124)	5,677	474
Changes in Unrecognized Amounts in Pension, Net	(47)	4	(13)
Changes in Unrecognized Loss on Postretirement Benefit Obligation, Net	(21)	(38)	(176)
TOTAL COMPREHENSIVE INCOME	$23,863	$25,892	$13,690

CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$24,055	$20,249	$13,405
Adjustments to Reconcile Net Income to Net Cash from Operations
Loss (Gain) on Securities, Net	—	(935)	—
Change in Other Assets	33	3,656	(1,995)
Change in Other Liabilities	240	(2,179)	612
Equity Based Compensation	628	635	405
Excess Tax Benefit from Restricted Share Grant	(23)	(37)	(99)
Equity in Excess Distributed (Undistributed) Income of Subsidiaries	(8,494)	2,582	(1,550)
Net Cash from Operating Activities	16,439	23,971	10,778

CASH FLOWS FROM INVESTING ACTIVITIES
Capital Contribution to Subsidiaries	(150)	—	—
Proceeds from Sales, Redemptions of Securities Available-for-Sale	—	—	400
Acquire Banking Entities	—	(1,995)	—
Net Cash from Investing Activities	(150)	(1,995)	400

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of Long-term Debt	(1,500)	(1,500)	(1,500)
Income Tax Benefit from Restricted Share Grant	23	37	99
Employee Stock Purchase Plan	(67)	(25)	(30)
Dividends Paid	(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities	(8,612)	(8,535)	(7,645)

Net Change in Cash and Cash Equivalents	7,677	13,441	3,533
Cash and Cash Equivalents at Beginning of Year	21,822	8,381	4,848
Cash and Cash Equivalents at End of Year	$29,499	$21,822	$8,381

Business Combinations, Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Business Combination And Goodwill And Intangible Asset Disclosure [Abstract]
Business Combinations, Goodwill and Intangible Assets

NOTE 17 – Business Combinations, Goodwill and Intangible Assets

Goodwill

The changes in the carrying amount of goodwill for the periods ended December 31, 2012, 2011, and 2010 were classified as follows:

	2012	2011	2010

Beginning of Year	$18,865	$9,835	$9,655
Acquired Goodwill	—	9,030	180
Impairment	—	—	—
End of Year	$18,865	$18,865	$9,835

Of the $18,865 carrying amount of goodwill, $17,533 is allocated to the core banking segment and $1,332 is allocated to the insurance segment for the periods ended December 31, 2012 and 2011. Of the $9,835 carrying amount of goodwill, $8,503 is allocated to the core banking segment and $1,332 is allocated to the insurance segment for the period ended December 31, 2010.

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At December 31, 2012, the Company’s reporting units had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting units exceeded its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit exceeded its carrying value.

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end:

	2012
	Gross	Accumulated
	Amount	Amortization
Core Banking
Core Deposit Intangible	$6,952	$4,665
Unidentified Branch Acquisition Intangible	257	257
Insurance
Customer List	5,199	4,794
Total	$12,408	$9,716

Acquired intangible assets were as follows as of year end:

	2011
	Gross	Accumulated
	Amount	Amortization
Core Banking
Core Deposit Intangible	$6,952	$3,346
Unidentified Branch Acquisition Intangible	257	257
Insurance
Customer List	5,199	4,459
Total	$12,408	$8,062

Amortization Expense was $1,655, $1,956, and $898, for 2012, 2011, and 2010.

Estimated amortization expense for each of the next five years is as follows:

2013	$1,284
2014	774
2015	379
2016	152
2017	52

Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Other Comprehensive Income (Loss)

NOTE 10 – Other Comprehensive Income (Loss)

The table below summarizes the changes in accumulated other comprehensive income ( loss) by component for the three months ended June 30, 2013, net of tax:

	Unrealized
	Gains and	Defined
	Losses on	Benefit
	Available-for-	Pension	Postretirement
	Sale Securities	Items	Benefit Items	Total
Beginning Balance	$8,407	$(231)	$(61)	$8,115
Other Comprehensive Income (Loss) Before Reclassification	(9,376)	—	—	(9,376)
Amounts Reclassified from Accumulated
Other Comprehensive Income (Loss)	(278)	—	—	(278)
Net Current Period Other Comprehensive Income (Loss)	(9,654)	—	—	(9,654)
Ending Balance	$(1,247)	$(231)	$(61)	$(1,539)

The table below summarizes the changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2013, net of tax:

	Unrealized
	Gains and	Defined
	Losses on	Benefit
	Available-for-	Pension	Postretirement
	Sale Securities	Items	Benefit Items	Total
Beginning Balance	$10,643	$(231)	$(61)	$10,351
Other Comprehensive Income (Loss) Before
Amounts Reclassified from Accumulated
Other Comprehensive Income (Loss)	(643)	—	—	(643)
Net Current Period Other Comprehensive Income (Loss)	(11,890)	—	—	(11,890)
Ending Balance	$(1,247)	$(231)	$(61)	$(1,539)

The table below summarizes the classifications out of accumulated other comprehensive income (loss) by component for the three months ended June 30, 2013:

	Amount Reclassified From
Details about Accumulated Other	Accumulated Other	Affected Line Item in the Statement
Comprehensive Income (Loss) Components	Comprehensive Income (Loss)	Where Net Income is Presented

Unrealized Gains and Losses on Available-for-Sale Securities	$467	Net Gain on Securities
	189	Income Tax Expense
	278	Net of Tax

Total Reclassifications for the Period	$278

The table below summarizes the classifications out of accumulated other comprehensive income ( loss) by component for the six months ended June 30, 2013:

	Amount Reclassified From
Details about Accumulated Other	Accumulated Other	Affected Line Item in the Statement
Comprehensive Income (Loss) Components	Comprehensive Income (Loss)	Where Net Income is Presented

Unrealized Gains and Losses on Available-for-Sale Securities	$1,080	Net Gain on Securities
	437	Income Tax Expense
	643	Net of Tax

Total Reclassifications for the Period	$643

NOTE 18 – Other Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes were as follows:
	2012	2011	2010
Unrealized Holding Gains on Securities Available-for-Sale	$1,495	$11,829	$891
Reclassification Adjustments for (Gains) Losses Later Realized in Income	(1,667)	(3,024)	—
Net Unrealized Gains	(172)	8,805	891
Amortization of Amounts Included in Net Periodic Pension Costs	31	31	22
Unrecognized Loss on Pension	(109)	(24)	(43)
Unrecognized Gain (Loss) on Postretirement Benefits	(36)	(64)	(293)
Tax Effect	94	(3,105)	(292)
Other Comprehensive Income (Loss)	$(192)	$5,643	$285

The following is a summary of the accumulated other comprehensive income balances, net of tax:

	Balance	Current	Balance
	at	Period	at
	12/31/2011	Change	12/31/2012

Unrealized Gains on Securities Available-for-Sale	$10,767	$(124)	$10,643
Unrecognized Gain (Loss) on Pension Benefits	(184)	(47)	(231)
Unrecognized Gain (Loss) on Postretirement Benefits	(40)	(21)	(61)
Total	$10,543	$(192)	$10,351

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 19 – Quarterly Financial Data (Unaudited)

The following table represents selected quarterly financial data for the Company:

	Interest	Net Interest	Net	Earnings per Share
	Income	Income	Income	Basic	Diluted
2012
First Quarter	$19,727	$16,612	$5,602	$0.44	$0.44
Second Quarter	19,563	16,649	5,967	0.47	0.47
Third Quarter	18,953	16,393	6,292	0.50	0.50
Fourth Quarter	18,917	16,594	6,194	0.49	0.49

2011
First Quarter	$19,519	$15,107	$4,645	$0.37	$0.37
Second Quarter	20,521	16,264	4,864	0.39	0.39
Third Quarter	20,105	16,203	5,167	0.41	0.41
Fourth Quarter	20,016	16,407	5,573	0.44	0.44

Subsequent Event	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 11 – Subsequent Event

On July 23, 2013 the Company entered into a definitive agreement to acquire United Commerce Bancorp, Inc. (“United Commerce”), through the merger of United Commerce with and into the Company, and the merger of United Commerce’s sole banking subsidiary, United Commerce Bank, into the Company’s subsidiary bank, German American Bancorp. United Commerce Bank operates two banking offices in Bloomington, Indiana. United Commerce’s consolidated assets and equity (unaudited) as of June 30, 2013 totaled $127.7 million and $14.0 million, respectively, and its consolidated net income (unaudited) totaled $373,000 for the six-month period ended June 30, 2013.

The Company owns approximately 4.6% of the outstanding common stock of United Commerce as of June 30, 2013.

Under the terms of the Merger Agreement, United Commerce common shareholders will receive shares of German American common stock at an exchange ratio of .5456 to .6667 shares of German American for each United Commerce share (with the exact number to be fixed at closing based on German American’s pre-closing market price) in a tax free exchange, plus a cash payment of $1.75 per United Commerce share. This cash payment is subject to reduction to the extent that United Commerce’s consolidated common shareholders’ equity is not maintained at or above a certain level through the time of closing.

Based on United Commerce’s number of common shares currently outstanding, and assuming that German American’s shares trade during the specified valuation period prior to closing at an average price more than $22.90 per share and that the consolidated common shareholders equity of United Commerce is maintained above the specified pricing level, German American expects to issue upon completion of the merger approximately 503,000 shares of its common stock, and to pay approximately $2.3 million of cash, for all of the issued and outstanding common shares of United Commerce (including an estimated $716,000 of cash payments in cancellation of all the stock options of United Commerce that are now issued and outstanding) that are not now owned by German American.

Completion of the proposed merger is subject to the approval by shareholders of United Commerce, approval of the appropriate bank regulatory agencies and other terms and conditions. The Company expects (subject to timely satisfaction or waiver of all terms and conditions to closing) that the merger will become effective in the fourth quarter of 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation
German American Bancorp, Inc. operations are primarily comprised of three business segments: core banking, trust and investment advisory services, and insurance operations. The accounting and reporting policies of German American Bancorp, Inc. and its subsidiaries conform to U.S. generally accepted accounting principles. The more significant policies are described below. The consolidated financial statements include the accounts of the Company and its subsidiaries after elimination of all material intercompany accounts and transactions. Certain prior year amounts have been reclassified to conform with current classifications. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. Estimates susceptible to change in the near term include the allowance for loan losses, other-than-temporary impairment of securities, the valuation allowance on deferred tax assets, and loss contingencies.

Securities
Securities
Securities classified as available-for-sale are securities that the Company intends to hold for an indefinite period of time, but not necessarily until maturity. These include securities that management may use as part of its asset/liability strategy, or that may be sold in response to changes in interest rates, changes in prepayment risk, or similar reasons. Equity securities with readily determinable fair values are classified as available-for-sale. Equity securities that do not have readily determinable fair values are carried at historical cost and evaluated for impairment on a periodic basis. Securities classified as available-for-sale are reported at fair value with unrealized gains or losses included as a separate component of equity, net of tax. Securities classified as held-to-maturity are securities that the Company has both the ability and positive intent to hold to maturity. Securities held-to-maturity are carried at amortized cost.

Premium amortization is deducted from, and discount accretion is added to, interest income using the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on trade date and are computed on the identified securities method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Loans Held for Sale
Loans Held for Sale
Mortgage loans originated and intended for sale in the secondary market are carried at fair value. Fair value is determined based on collateral value and prevailing market prices for loans with similar characteristics. Net unrealized gains or losses are recorded through earnings.

Mortgage loans held for sale are generally sold on a servicing released basis. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans
Loans
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on unpaid principal balance and includes amortization of net deferred loan fees and costs over the loan term without anticipating prepayments.

All classes of loans are generally placed on non-accrual status when scheduled principal or interest payments are past due for 90 days or more or when the borrower’s ability to repay becomes doubtful. Uncollected accrued interest for each class of loans is reversed against income at the time a loan is placed on non-accrual. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. All classes of loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Loans are typically charged-off at 180 days past due, or earlier if deemed uncollectible. Exceptions to the non-accrual and charge-off policies are made when the loan is well secured and in the process of collection.

Certain Purchased Loans
Certain Purchased Loans
The Company purchases individual loans and groups of loans. Purchased loans that show evidence of credit deterioration since origination are recorded at the amount paid (or allocated fair value in a purchase business combination), such that there is no carryover of the seller’s allowance for loan losses. After acquisition, incurred losses are recognized by an increase in the allowance for loan losses.

Such purchased loans are accounted for individually. The Company estimates the amount and timing of expected cash flows for each purchased loan or pool, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan or pool (accretable yield). The excess of the loan’s or pool’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).

Over the life of the loan, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

Allowance for Loan Losses
Allowance for Loan Losses
The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off. The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or special mention. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. In 2012, consistent with 2011, a one-year historical loan loss average was utilized which is indicative of the inherent losses in the Company’s loan portfolio in the current economic environment. As the Company continues to monitor the current portfolio, the methodology could change in the future.

Loan impairment is reported when full repayment under the terms of the loan is not expected. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral. Commercial and industrial loans, commercial real estate loans, and agricultural loans are evaluated individually for impairment. Smaller balance homogeneous loans are evaluated for impairment in total. Such loans include real estate loans secured by one-to-four family residences and loans to individuals for household, family and other personal expenditures. Individually evaluated loans on non-accrual are generally considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and risk classifications and is based on the actual loss history experienced by the Company over the most recent year. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations. The following portfolio segments have been identified: Commercial Loans and Retail Loans. Commercial Loans have been classified according to the following risk characteristics: Commercial and Industrial Loans and Leases, Commercial Real Estate, and Agricultural Loans. Commercial and Industrial loans are primarily based on the cash flows of the business operations and secured by assets being financed and other assets such as accounts receivable and inventory. Commercial Real Estate Loans and Agricultural Loans are primarily based on cash flow of the borrower and their business and further secured by real estate. All types of commercial and agricultural (real estate secured and non-real estate) may also come with personal guarantees of the borrowers and business owners. Retail Loans have been classified according to the following risk characteristics: Home Equity Loans, Consumer Loans and Residential Mortgage Loans. Retail loans are generally dependent on personal income of the customer, and repayment is dependent on borrower’s personal cash flow and employment status which can be affected by general economic conditions. Additionally, collateral values may fluctuate based on the impact of economic conditions on residential real estate values and other consumer type assets such as automobiles.

Loans or portions of loans shall be charged off when there is a distinct probability of loss identified. A distinct probability of loss exists when it has been determined that any remaining sources of repayment are insufficient to cover all outstanding principal. The probable loss is immediately calculated based on the value of the remaining sources of repayment and charged to the allowance for loan loss.

Federal Home Loan Bank (FHLB) Stock
Federal Home Loan Bank (FHLB) Stock
The Bank is a member of the FHLB of Indianapolis. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Premises, Furniture and Equipment
Premises, Furniture and Equipment
Land is carried at cost. Premises, furniture, and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging generally from 10 to 40 years. Furniture, fixtures, and equipment are depreciated using the straight-line method with useful lives ranging generally from 3 to 10 years.

Other Real Estate
Other Real Estate
Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected December 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset with an indefinite life on the Company’s balance sheet.

Other intangible assets consist of core deposit and acquired customer relationship intangible assets. They are initially measured at fair value and then are amortized over their estimated useful lives, which range from 6 to 10 years.

Company Owned Life Insurance
Company Owned Life Insurance
The Company has purchased life insurance policies on certain directors and executives. This life insurance is recorded at its cash surrender value or the amount that can be realized, which considers any adjustments or changes that are probable at settlement.

Loss Contingencies
Loss Contingencies
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe currently that there are any such matters that will have a material impact on the financial statements.

Loan Commitments and Related Financial Instruments
Loan Commitments and Related Financial Instruments
Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Restrictions on Cash	Restrictions on Cash At December 31, 2012 and 2011, respectively, the Company was required to have $15,241 and $1,119 on deposit with the Federal Reserve, or as cash on hand.
Long-term Assets
Long-term Assets
Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Stock Based Compensation
Stock Based Compensation
Compensation cost is recognized for stock options and restricted stock awards issued to employees and directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period.

Comprehensive Income
Comprehensive Income
Comprehensive income consists of net income and other comprehensive income. Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale and changes in unrecognized amounts in pension and other postretirement benefits, which are also recognized as a separate component of equity.

Income Taxes
Income Taxes
Deferred tax liabilities and assets are determined at each balance sheet date and are the result of differences in the financial statement and tax bases of assets and liabilities. Income tax expense is the amount due on the current year tax returns plus or minus the change in deferred taxes. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

Retirement Plans
Retirement Plans
Pension expense under the suspended defined benefit plan is the net of interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) and profit sharing plan expense is the amount of matching contributions. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Earnings Per Share
Earnings Per Share
Earnings per share are based on net income divided by the weighted average number of shares outstanding during the period. Diluted earnings per share show the potential dilutive effect of additional common shares issuable under the Company’s stock based compensation plans. Earnings per share are retroactively restated for stock dividends.

Cash Flow Reporting

Cash Flow Reporting
The Company reports net cash flows for customer loan transactions, deposit transactions, deposits made with other financial institutions and short-term borrowings. Cash and cash equivalents are defined to include cash on hand, demand deposits in other institutions and Federal Funds Sold.

Fair Values of Financial Instruments
Fair Values of Financial Instruments
Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 14. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

New Accounting Pronouncements
New Accounting Pronouncements
In July 2012, the FASB amended existing guidance relating to testing indefinite-lived intangible assets for impairment. The amendment permits an assessment of qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, it is concluded that it is not more likely than not that the indefinite-lived intangible asset is impaired, then no further action is required. However, after the same assessment, if it is concluded that it is more likely than not that the indefinite-lived intangible asset is impaired, then a quantitative impairment test should be performed whereby the fair value of the indefinite-lived intangible asset is compared to the carrying amount. The amendments in this guidance are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The effect of adopting this standard did not have a material effect on the Company’s consolidated operating results or financial condition.

In September 2011, the FASB amended existing guidance relating to goodwill impairment testing. The amendment permits an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing these events or circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The amendments in this guidance are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The effect of adopting this standard did not have a material effect on the Company’s consolidated operating results or financial condition.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011. The Company adopted this amendment in 2011 and the amendments continue to have no material impact on the Company’s consolidated financial statements.

Per Share Data (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Per Share Data [Abstract]
Computations of Basic Earnings Per Share and Diluted Earnings Per Share

The computations of Basic Earnings per Share and Diluted Earnings per Share are as follows:

	Three Months Ended
	June 30,
	2013	2012
Basic Earnings per Share:
Net Income	$6,532	$5,967
Weighted Average Shares Outstanding	12,666,315	12,627,715
Basic Earnings per Share	$0.52	$0.47

Diluted Earnings per Share:
Net Income	$6,532	$5,967

Weighted Average Shares Outstanding	12,666,315	12,627,715
Potentially Dilutive Shares, Net	16,812	10,811
Diluted Weighted Average Shares Outstanding	12,683,127	12,638,526
Diluted Earnings per Share	$0.52	$0.47

For the three months ended June 30, 2013 and 2012, there were no anti-dilutive shares.

The computations of Basic Earnings per Share and Diluted Earnings per Share are as follows:

	Six Months Ended
	June 30,
	2013	2012
Basic Earnings per Share:
Net Income	$12,341	$11,569
Weighted Average Shares Outstanding	12,654,146	12,614,075
Basic Earnings per Share	$0.98	$0.92

Diluted Earnings per Share:
Net Income	$12,341	$11,569

Weighted Average Shares Outstanding	12,654,146	12,614,075
Potentially Dilutive Shares, Net	17,560	14,003
Diluted Weighted Average Shares Outstanding	12,671,706	12,628,078
Diluted Earnings per Share	$0.97	$0.92

The computation of Basic Earnings per Share and Diluted Earnings per Share are provided below:

	2012	2011	2010
Basic Earnings per Share:
Net Income	$24,055	$20,249	$13,405

Weighted Average Shares Outstanding	12,622,049	12,581,646	11,098,836

Basic Earnings per Share	$1.91	$1.61	$1.21

Diluted Earnings per Share:
Net Income	$24,055	$20,249	$13,405

Weighted Average Shares Outstanding	12,622,049	12,581,646	11,098,836
Stock Options, Net	15,694	6,102	6,051
Diluted Weighted Average Shares Outstanding	12,637,743	12,587,748	11,104,887

Diluted Earnings per Share	$1.90	$1.61	$1.21

Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Securities [Abstract]
Amortized Cost, Unrealized Gross Gains and Losses Recognized in Accumulated Other Comprehensive Income (Loss), and Fair Value of Securities Available-for-Sale

The amortized cost, unrealized gross gains and losses recognized in accumulated other comprehensive income (loss), and fair value of Securities Available-for-Sale at June 30, 2013 and December 31, 2012, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities Available-for-Sale:	Cost	Gains	Losses	Value

June 30, 2013
U.S. Treasury and Agency Securities	$23,257	$22	$(918)	$22,361
Obligations of State and Political Subdivisions	76,710	2,585	(530)	78,765
Mortgage-backed Securities - Residential	513,751	5,624	(8,696)	510,679
Equity Securities	684	80	—	764
Total	$614,402	$8,311	$(10,144)	$612,569

December 31, 2012
U.S. Treasury and Agency Securities	$23,570	$40	$(138)	$23,472
Obligations of State and Political Subdivisions	71,352	5,145	(12)	76,485
Mortgage-backed Securities - Residential	475,452	11,505	(45)	486,912
Equity Securities	684	49	—	733
Total	$571,058	$16,739	$(195)	$587,602

The amortized cost, unrealized gross gains and losses recognized in accumulated other comprehensive income (loss), and fair value of Securities Available-for-Sale were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities Available-for-Sale:	Cost	Gains	Losses	Value

2012
U.S. Treasury and Agency Securities	$23,570	$40	$(138)	$23,472
Corporate Securities	—	—	—	—
Obligations of State and Political Subdivisions	71,352	5,145	(12)	76,485
Mortgage-backed Securities - Residential	475,452	11,505	(45)	486,912
Equity Securities	684	49	—	733
Total	$571,058	$16,739	$(195)	$587,602

2011
U.S. Treasury and Agency Securities	$6,340	$82	$—	$6,422
Corporate Securities	1,003	2	—	1,005
Obligations of State and Political Subdivisions	60,606	4,195	(2)	64,799
Mortgage-backed Securities - Residential	431,495	12,529	(90)	443,934
Equity Securities	684	—	—	684
Total	$500,128	$16,808	$(92)	$516,844

Carrying Amount, Unrecognized Gains and Losses and Fair Value of Securities Held-to-Maturity

The carrying amount, unrecognized gains and losses and fair value of Securities Held-to-Maturity at June 30, 2013 and December 31, 2012, were as follows:

		Gross	Gross
	Carrying	Unrecognized	Unrecognized	Fair
Securities Held-to-Maturity:	Amount	Gains	Losses	Value

June 30, 2013
Obligations of State and Political Subdivisions	$268	$3	$—	$271

December 31, 2012
Obligations of State and Political Subdivisions	$346	$5	$—	$351

The carrying amount, unrecognized gains and losses and fair value of Securities Held-to-Maturity were as follows:

		Gross	Gross
Securities Held-to-Maturity:	Carrying	Unrecognized	Unrecognized	Fair
	Amount	Gains	Losses	Value
2012
Obligations of State and Political Subdivisions	$346	$5	$—	$351

2011
Obligations of State and Political Subdivisions	$690	$7	$—	$697

Amortized Cost and Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of Securities at June 30, 2013 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because some issuers have the right to call or prepay certain obligations with or without call or prepayment penalties. Mortgage-backed and Equity Securities are not due at a single maturity date and are shown separately.

	Amortized	Fair
Securities Available-for-Sale:	Cost	Value
Due in one year or less	$4,582	$4,616
Due after one year through five years	12,828	13,138
Due after five years through ten years	55,349	55,605
Due after ten years	27,208	27,767
Mortgage-backed Securities - Residential	513,751	510,679
Equity Securities	684	764
Totals	$614,402	$612,569

	Carrying	Fair
Securities Held-to-Maturity:	Amount	Value

Due in one year or less	$—	$—
Due after one year through five years	268	271
Due after five years through ten years	—	—
Due after ten years	—	—
Totals	$268	$271

The amortized cost and fair value of Securities at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because some issuers have the right to call or prepay certain obligations with or without call or prepayment penalties. Mortgage-backed and Equity Securities are not due at a single maturity date and are shown separately.
	Amortized	Fair
	Cost	Value
Securities Available-for-Sale:
Due in one year or less	$3,145	$3,162
Due after one year through five years	13,191	13,570
Due after five years through ten years	51,937	54,239
Due after ten years	26,649	28,986
Mortgage-backed Securities - Residential	475,452	486,912
Equity Securities	684	733
Total	$571,058	$587,602

	Carrying	Fair
	Amount	Value
Securities Held-to-Maturity:
Due in one year or less	$—	$—
Due after one year through five years	346	351
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$346	$351

Proceeds from the sales of Available-for-Sale Securities

Proceeds from the sales of Available-for-Sale Securities are summarized below:

	Three Months	Three Months
	Ended	Ended
	June 30, 2013	June 30, 2012

Proceeds from Sales and Calls	$25,972	$9,247
Gross Gains on Sales and Calls	467	76
Income Taxes on Gross Gains	163	27

	Six Months	Six Months
	Ended	Ended
	June 30, 2013	June 30, 2012
Proceeds from Sales and Calls	$100,721	$51,395
Gross Gains on Sales and Calls	1,080	94
Income Taxes on Gross Gains	378	33

Proceeds from the Sales of Securities are summarized below:
	2012	2011	2010
	Available-	Available-	Available-
	for-Sale	for-Sale	for-Sale

Proceeds from Sales and Calls	$92,344	$20,061	$—
Gross Gains on Sales and Calls	1,667	2,089	—

Income Taxes on Gross Gains	583	721	—

Summary of Securities with Unrealized Losses, Presented by Length of Time Securities Have Been in Continuous Unrealized Loss Position

Below is a summary of securities with unrealized losses as of June 30, 2013 and December 31, 2012, presented by length of time the securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
June 30, 2013
U.S. Treasury and Agency Securities	$19,082	$(918)	$—	$—	$19,082	$(918)
Obligations of State and Political Subdivisions	15,329	(530)	—	—	15,329	(530)
Mortgage-backed Securities - Residential	286,907	(8,696)	—	—	286,907	(8,696)
Equity Securities	—	—	—	—	—	—
Total	$321,318	$(10,144)	$—	$—	$321,318	$(10,144)

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2012
U.S. Treasury and Agency Securities	$19,862	$(138)	$—	$—	$19,862	$(138)
Obligations of State and Political Subdivisions	1,042	(12)	—	—	1,042	(12)
Mortgage-backed Securities - Residential	18,323	(45)	—	—	18,323	(45)
Equity Securities	—	—	—	—	—	—
Total	$39,227	$(195)	$—	$—	$39,227	$(195)

Below is a summary of securities with unrealized losses as of year-end 2012 and 2011, presented by length of time the securities have been in a continuous unrealized loss position:

At December 31, 2012:	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss

U.S. Treasury and Agency Securities	$19,862	$(138)	$—	$—	$19,862	$(138)
Corporate Securities	—	—	—	—	—	—
Obligations of State and Political Subdivisions	1,042	(12)	—	—	1,042	(12)
Mortgage-backed Securities - Residential	18,323	(45)	—	—	18,323	(45)
Equity Securities	—	—	—	—	—	—
Total	$39,227	$(195)	$—	$—	$39,227	$(195)

At December 31, 2011:	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss

U.S. Treasury and Agency Securities	$—	$—	$—	$—	$—	$—
Corporate Securities	—	—	—	—	—	—
Obligations of State and Political Subdivisions	203	(2)	—	—	203	(2)
Mortgage-backed Securities - Residential	39,947	(90)	—	—	39,947	(90)
Equity Securities	—	—	—	—	—	—
Total	$40,150	$(92)	$—	$—	$40,150	$(92)

Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities

The following table reflects the fair value hedges included in the Consolidated Balance Sheets as of:

	June 30, 2013		December 31, 2012
	Notional		Notional
	Amount	Fair Value	Amount	Fair Value

Included in Other Assets:
Interest Rate Swaps	$18,044	$508	$6,051	$187

Included in Other Liabilities:
Interest Rate Swaps	$18,044	$355	$6,051	$178

The following table reflects the fair value hedges included in the Consolidated Balance Sheets as of December 31:

	2012		2011
	Notional		Notional
	Amount	Fair Value	Amount	Fair Value

Included in Other Assets:
Interest Rate Swaps	$6,051	$187	$—	$—

Included in Other Liabilities:
Interest Rate Swaps	$6,051	$178	$—	$—

Derivative Instruments Consolidated Statement

The following tables present the effect of derivative instruments on the Consolidated Statements of Income for the periods presented:

	Three Months Ended		Six Months Ended
	June 30		June 30
	2013	2012	2013	2012

Interest Rate Swaps:
Included in Interest Income / (Expense)	$—	$—	$—	$—
Included in Other Income / (Expense)	549	—	551	—

The effect of derivative instruments on the Consolidated Statement of Income for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Interest Rate Swaps:
Included in Interest Income / (Expense)	$—	$—	$—
Included in Other Income / (Expense)	163	—	—

Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loans [Abstract]
Components of Loans

Loans were comprised of the following classifications at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
Commercial:
Commercial and Industrial Loans and Leases	$346,375	$335,373
Commercial Real Estate Loans	508,675	488,496
Agricultural Loans	175,958	179,906
Retail:
Home Equity Loans	73,232	74,437
Consumer Loans	46,186	41,103
Residential Mortgage Loans	95,279	88,586
Subtotal	1,245,705	1,207,901
Less: Unearned Income	(2,741)	(3,035)
Allowance for Loan Losses	(15,263)	(15,520)
Loans, Net	$1,227,701	$1,189,346

Loans were comprised of the following classifications at December 31:

	2012	2011
Commercial:
Commercial and Industrial Loans and Leases	$335,373	$293,172
Commercial Real Estate Loans	488,496	452,071
Agricultural Loans	179,906	167,693
Retail:
Home Equity Loans	74,437	77,070
Consumer Loans	41,103	47,409
Residential Mortgage Loans	88,586	86,134
Subtotal	1,207,901	1,123,549
Less: Unearned Income	(3,035)	(2,556)
Allowance for Loan Losses	(15,520)	(15,312)
Loans, net	$1,189,346	$1,105,681

Allowance for Loan Losses by Portfolio Class

The following table presents the activity in the allowance for loan losses by portfolio class for the three months ending June 30, 2013 and 2012:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2013
Beginning Balance	$4,753	$8,879	$766	$118	$189	$300	$729	$15,734
Provision for Loan Losses	(452)	(53)	51	196	43	(16)	31	(200)
Recoveries	10	27	—	—	16	1	—	54
Loans Charged-off	(53)	(217)	—	(1)	(49)	(5)	—	(325)
Ending Balance	$4,258	$8,636	$817	$313	$199	$280	$760	$15,263

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2012
Beginning Balance	$4,460	$9,234	$751	$204	$196	$441	$480	$15,766
Provision for Loan Losses	312	(202)	139	(17)	83	(8)	84	391
Recoveries	4	7	—	—	33	7	—	51
Loans Charged-off	(69)	(307)	—	(6)	(85)	(49)	—	(516)
Ending Balance	$4,707	$8,732	$890	$181	$227	$391	$564	$15,692

The following table presents the activity in the allowance for loan losses by portfolio class for the six months ending June 30, 2013 and 2012:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2013
Beginning Balance	$4,555	$8,931	$989	$141	$214	$186	$504	$15,520
Provision for Loan Losses	(257)	(47)	(172)	237	36	97	256	150
Recoveries	13	78	—	—	71	3	—	165
Loans Charged-off	(53)	(326)	—	(65)	(122)	(6)	—	(572)
Ending Balance	$4,258	$8,636	$817	$313	$199	$280	$760	$15,263

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
June 30, 2012
Beginning Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312
Provision for Loan Losses	1,273	(144)	(36)	(30)	129	71	(182)	1,081
Recoveries	49	26	—	1	64	9	—	149
Loans Charged-off	(108)	(447)	—	(48)	(156)	(91)	—	(850)
Ending Balance	$4,707	$8,732	$890	$181	$227	$391	$564	$15,692

The following tables present the activity in the allowance for loan losses by portfolio class for the years ended December 31, 2012 and 2011:

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
December 31, 2012
Beginning Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312
Provision for Loan Losses	1,150	1,326	63	(32)	194	(47)	(242)	2,412
Recoveries	74	97	—	2	123	30	—	326
Loans Charged-off	(162)	(1,789)	—	(87)	(293)	(199)	—	(2,530)
Ending Balance	$4,555	$8,931	$989	$141	$214	$186	$504	$15,520

	Commercial
	and
	Industrial	Commercial		Home		Residential
	Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated	Total
December 31, 2011
Beginning Balance	$3,713	$7,497	$750	$220	$362	$543	$232	$13,317
Provision for Loan Losses	1,195	4,265	176	287	23	340	514	6,800
Recoveries	98	139	—	6	125	16	—	384
Loans Charged-off	(1,513)	(2,604)	—	(255)	(320)	(497)	—	(5,189)
Ending Balance	$3,493	$9,297	$926	$258	$190	$402	$746	$15,312

The following table presents the activity in the allowance for loan losses for the year ended December 31, 2010:

2010

Beginning Balance	$11,016
Provision for Loan Losses	5,225
Loans Charged-off	(4,214)
Recoveries	1,290
Ending Balance	$13,317

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Class

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2013 and December 31, 2012:

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
June 30, 2013
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$4,158	$496	$3,662	$—	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,955	3,762	4,824	817	313	199	280	760
Acquired with Deteriorated Credit Quality	150	—	150	—	—	—	—	—
Total Ending Allowance Balance	$15,263	$4,258	$8,636	$817	$313	$199	$280	$760

Loans:
Loans Individually Evaluated for Impairment	$10,923	$2,511	$7,467	$945	$—	$—	$—	$—
Loans Collectively Evaluated for Impairment	1,229,900	342,557	495,213	177,017	73,486	46,175	95,452	—
Loans Acquired with Deteriorated Credit Quality	9,851	2,231	7,333	—	—	140	147	—
Total Ending Loans Balance (1)	$1,250,674	$347,299	$510,013	$177,962	$73,486	$46,315	$95,599	$—

(1) Total recorded investment in loans includes $4,969 in accrued interest.

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
December 31, 2012
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$5,323	$1,279	$3,894	$150	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,109	3,208	5,017	839	141	214	186	504
Acquired with Deteriorated Credit Quality	88	68	20	—	—	—	—	—
Total Ending Allowance Balance	$15,520	$4,555	$8,931	$989	$141	$214	$186	$504

Loans:
Loans Individually Evaluated for Impairment	$12,520	$2,547	$7,550	$2,423	$—	$—	$—	$—
Loans Collectively Evaluated for Impairment	1,189,729	331,920	473,209	180,152	74,699	41,083	88,666	—
Loans Acquired with Deteriorated Credit Quality	11,174	1,840	9,037	—	—	148	149	—
Total Ending Loans Balance (1)	$1,213,423	$336,307	$489,796	$182,575	$74,699	$41,231	$88,815	$—

(1) Total recorded investment in loans includes $5,522 in accrued interest.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of December 31, 2012 and 2011:

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
December 31, 2012	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$5,323	$1,279	$3,894	$150	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,109	3,208	5,017	839	141	214	186	504
Acquired with Deteriorated
Credit Quality	88	68	20	—	—	—	—	—
Total Ending Allowance
Balance	$15,520	$4,555	$8,931	$989	$141	$214	$186	$504

Loans:
Loans Individually
Evaluated for Impairment	$12,520	$2,547	$7,550	$2,423	$—	$—	$—	$—
Loans Collectively
Evaluated for Impairment	1,189,729	331,920	473,209	180,152	74,699	41,083	88,666	—
Loans Acquired with Deteriorated
Credit Quality	11,174	1,840	9,037	—	—	148	149	—
Total Ending Loans Balance (1)	$1,213,423	$336,307	$489,796	$182,575	$74,699	$41,231	$88,815	$—

(1) Total recorded investment in loans includes $5,522 in accrued interest.

		Commercial
		and
		Industrial	Commercial		Home		Residential
		Loans and	Real Estate	Agricultural	Equity	Consumer	Mortgage
December 31, 2011	Total	Leases	Loans	Loans	Loans	Loans	Loans	Unallocated
Allowance for Loan Losses:
Ending Allowance Balance
Attributable to Loans:
Individually Evaluated for Impairment	$4,834	$466	$4,368	$—	$—	$—	$—	$—
Collectively Evaluated for Impairment	10,401	3,027	4,852	926	258	190	402	746
Acquired with Deteriorated
Credit Quality	77	—	77	—	—	—	—	—
Total Ending Allowance
Balance	$15,312	$3,493	$9,297	$926	$258	$190	$402	$746

Loans:
Loans Individually
Evaluated for Impairment	$16,613	$3,567	$13,046	$—	$—	$—	$—	$—
Loans Collectively
Evaluated for Impairment	1,096,571	287,924	427,063	170,513	77,323	47,431	86,317	—
Loans Acquired with Deteriorated
Credit Quality	16,121	2,596	13,209	—	—	164	152	—
Total Ending Loans Balance (1)	$1,129,305	$294,087	$453,318	$170,513	$77,323	$47,595	$86,469	$—

(1) Total recorded investment in loans includes $5,756 in accrued interest.

Loans Individually Evaluated for Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of June 30, 2013 and December 31, 2012:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,975	$1,995	$—
Commercial Real Estate Loans	3,674	1,894	—
Agricultural Loans	937	946	—
Subtotal	6,586	4,835	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	566	516	496
Commercial Real Estate Loans	6,011	5,925	3,812
Agricultural Loans	—	—	—
Subtotal	6,577	6,441	4,308
Total	$13,163	$11,276	$4,308

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$—	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$439	$353	$150

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$108	$87	$—
Commercial Real Estate Loans	4,312	2,154	—
Agricultural Loans	2,126	2,137	—
Subtotal	6,546	4,378	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,642	2,581	1,347
Commercial Real Estate Loans	5,579	5,418	3,914
Agricultural Loans	285	286	150
Subtotal	8,506	8,285	5,411
Total	$15,052	$12,663	$5,411

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$45	$25	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$155	$118	$88

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

The following table presents loans individually evaluated for impairment by class of loans including purchase credit impaired loans that subsequently result in additional allowance for loan losses for the three month period ended June 30, 2013 and 2012:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,993	$—	$—
Commercial Real Estate Loans	2,196	—	—
Agricultural Loans	2,041	127	168
Subtotal	6,230	127	168
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	522	1	1
Commercial Real Estate Loans	6,276	6	4
Agricultural Loans	—	—	—
Subtotal	6,798	7	5
Total	$13,028	$134	$173

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$80	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$363	$1	$1

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$100	$1	$1
Commercial Real Estate Loans	6,166	1	1
Agricultural Loans	145	2	2
Subtotal	6,411	4	4
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,795	2	2
Commercial Real Estate Loans	6,546	5	5
Agricultural Loans	—	—	—
Subtotal	9,341	7	7
Total	$15,752	$11	$11

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$1,029	$1	$1
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$205	$—	$—

The following table presents loans individually evaluated for impairment by class of loans including purchase credit impaired loans that subsequently result in additional allowance for loan losses for the six month period ended June 30, 2013 and 2012:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2013
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,052	$—	$1
Commercial Real Estate Loans	2,183	—	—
Agricultural Loans	2,231	175	184
Subtotal	5,466	175	185
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	1,528	2	2
Commercial Real Estate Loans	6,042	11	9
Agricultural Loans	—	—	—
Subtotal	7,570	13	11
Total	$13,036	$188	$196

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$55	$—	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$314	$1	$1

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
June 30, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$377	$2	$2
Commercial Real Estate Loans	5,858	5	5
Agricultural Loans	73	2	2
Subtotal	6,308	9	9
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,818	3	3
Commercial Real Estate Loans	6,914	11	9
Agricultural Loans	—	—	—
Subtotal	9,732	14	12
Total	$16,040	$23	$21

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded (Included in the Total Above)	$212	$1	$1
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded (Included in the Total Above)	$77	$—	$—

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$108	$87	$—
Commercial Real Estate Loans	4,312	2,154	—
Agricultural Loans	2,126	2,137	—
Subtotal	6,546	4,378	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,642	2,581	1,347
Commercial Real Estate Loans	5,579	5,418	3,914
Agricultural Loans	285	286	150
Subtotal	8,506	8,285	5,411
Total	$15,052	$12,663	$5,411

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$45	$25	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$155	$118	$88

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
	Balance(1)	Investment	Allocated
December 31, 2011
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,731	$1,066	$—
Commercial Real Estate Loans	6,991	5,894	—
Agricultural Loans	—	—	—
Subtotal	8,722	6,960	—
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,502	2,501	466
Commercial Real Estate Loans	7,587	7,230	4,445
Agricultural Loans	—	—	—
Subtotal	10,089	9,731	4,911
Total	$18,811	$16,691	$4,911

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$48	$28	$—
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$205	$77	$77

(1) Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 and 2011:

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
December 31, 2012
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$252	$3	$3
Commercial Real Estate Loans	4,506	18	18
Agricultural Loans	535	2	2
Subtotal	5,293	23	23
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	2,726	9	8
Commercial Real Estate Loans	6,660	23	19
Agricultural Loans	74	—	—
Subtotal	9,460	32	27
Total	$14,753	$55	$50

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$26	$2	$2
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$154	$6	$4

	Average	Interest	Cash
	Recorded	Income	Basis
	Investment	Recognized	Recognized
December 31, 2011
With No Related Allowance Recorded:
Commercial and Industrial Loans and Leases	$1,107	$9	$9
Commercial Real Estate Loans	4,438	75	75
Agricultural Loans	19	6	6
Subtotal	5,564	90	90
With An Allowance Recorded:
Commercial and Industrial Loans and Leases	3,642	11	11
Commercial Real Estate Loans	9,390	37	34
Agricultural Loans	—	—	—
Subtotal	13,032	48	45
Total	$18,596	$138	$135

Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded
(Included in the Total Above)	$28	$4	$4
Loans Acquired With Deteriorated Credit Quality With An Additional Allowance Recorded
(Included in the Total Above)	$77	$1	$1

The following table presents information for loans individually evaluated for impairment for the year ended December 31, 2010:

2010
Average Balance of Impaired Loans During the Year	$10,166
Interest Income Recognized During Impairment	78
Interest Income Recognized on Cash Basis	78

Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days Still On Accrual by Class of Loans

The following table presents the recorded investment in non-accrual loans and loans past due 90 days or more still on accrual by class of loans as of June 30, 2013 and December 31, 2012:
			Loans Past Due
			90 Days or More
	Non-Accrual		& Still Accruing
	2013	2012	2013	2012

Commercial and Industrial Loans and Leases	$478	$2,480	$—	$—
Commercial Real Estate Loans	7,404	7,275	—	—
Agricultural Loans	14	—	102	—
Home Equity Loans	267	178	—	—
Consumer Loans	194	167	—	—
Residential Mortgage Loans	153	257	—	—
Total	$8,510	$10,357	$102	$—
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$474	$148	$—	$—

The following table presents the recorded investment in non-accrual loans and loans past due 90 days or more still on accrual by class of loans as of December 31, 2012 and 2011:

			Loans Past Due
			90 Days or More
	Non-Accrual		& Still Accruing
	2012	2011	2012	2011
Commercial and Industrial Loans and Leases	$2,480	$3,471	$—	$—
Commercial Real Estate Loans	7,275	13,289	—	—
Agricultural Loans	—	—	—	—
Home Equity Loans	178	90	—	—
Consumer Loans	167	259	—	—
Residential Mortgage Loans	257	748	—	—
Total	$10,357	$17,857	$—	$—
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$148	$859	$—	$—

Aging of Recorded Investment in Past Due Loans by Class of Loans

The following table presents the aging of the recorded investment in past due loans by class of loans as of June 30, 2013 and December 31, 2012:

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
June 30, 2013
Commercial and Industrial Loans and Leases	$347,299	$302	$119	$429	$850	$346,449
Commercial Real Estate Loans	510,013	206	40	1,657	1,903	508,110
Agricultural Loans	177,962	—	—	116	116	177,846
Home Equity Loans	73,486	336	98	267	701	72,785
Consumer Loans	46,315	207	27	53	287	46,028
Residential Mortgage Loans	95,599	2,672	643	153	3,468	92,131
Total (1)	$1,250,674	$3,723	$927	$2,675	$7,325	$1,243,349
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$9,851	$—	$—	$—	$—	$9,851

(1) Total recorded investment in loans includes $4,969 in accrued interest.

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2012
Commercial and Industrial Loans and Leases	$336,307	$436	$133	$448	$1,017	$335,290
Commercial Real Estate Loans	489,796	1,352	—	2,063	3,415	486,381
Agricultural Loans	182,575	42	14	—	56	182,519
Home Equity Loans	74,699	177	48	178	403	74,296
Consumer Loans	41,231	431	23	18	472	40,759
Residential Mortgage Loans	88,815	2,070	495	257	2,822	85,993
Total (1)	$1,213,423	$4,508	$713	$2,964	$8,185	$1,205,238
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$11,174	$—	$120	$—	$120	$11,054

(1) Total recorded investment in loans includes $5,522 in accrued interest.

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012 and 2011:

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2012
Commercial and Industrial Loans and Leases	$336,307	$436	$133	$448	$1,017	$335,290
Commercial Real Estate Loans	489,796	1,352	—	2,063	3,415	486,381
Agricultural Loans	182,575	42	14	—	56	182,519
Home Equity Loans	74,699	177	48	178	403	74,296
Consumer Loans	41,231	431	23	18	472	40,759
Residential Mortgage Loans	88,815	2,070	495	257	2,822	85,993
Total (1)	$1,213,423	$4,508	$713	$2,964	$8,185	$1,205,238
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$11,174	$—	$120	$—	$120	$11,054

(1) Total recorded investment in loans includes $5,522 in accrued interest.

				90 Days
		30-59 Days	60-89 Days	or More	Total	Loans Not
	Total	Past Due	Past Due	Past Due	Past Due	Past Due
December 31, 2011
Commercial and Industrial Loans and Leases	$294,087	$220	$—	$1,141	$1,361	$292,726
Commercial Real Estate Loans	453,318	381	148	5,920	6,449	446,869
Agricultural Loans	170,513	10	—	—	10	170,503
Home Equity Loans	77,323	176	6	90	272	77,051
Consumer Loans	47,595	287	117	221	625	46,970
Residential Mortgage Loans	86,469	2,752	893	748	4,393	82,076
Total (1)	$1,129,305	$3,826	$1,164	$8,120	$13,110	$1,116,195
Loans Acquired With Deteriorated Credit Quality
(Included in the Total Above)	$16,121	$248	$56	$554	$858	$15,263

(1) Total recorded investment in loans includes $5,756 in accrued interest.

Troubled Debt Restructurings on Financing Receivables

The following table presents the recorded investment of troubled debt restructurings by class of loans as of June 30, 2013 and December 31, 2012:

	Total	Performing	Non-Accrual(1)
June 30, 2013
Commercial and Industrial Loans and Leases	$2,455	$2,033	$422
Commercial Real Estate Loans	4,521	395	4,126
Total	$6,976	$2,428	$4,548

	Total	Performing	Non-Accrual(1)
December 31, 2012
Commercial and Industrial Loans and Leases	$2,461	$66	$2,395
Commercial Real Estate Loans	6,031	304	5,727
Total	$8,492	$370	$8,122

(1) The non-accrual troubled debt restructurings are included in the Non-Accrual Loan table presented on previous page.

The following table presents the recorded investment of troubled debt restructurings by class of loans as of December 31, 2012 and 2011:

	Total	Performing	Non-Accrual(1)
December 31, 2012
Commercial and Industrial Loans and Leases	$2,461	$66	$2,395
Commercial Real Estate Loans	6,031	304	5,727
Total	$8,492	$370	$8,122

	Total	Performing	Non-Accrual(1)
December 31, 2011
Commercial and Industrial Loans and Leases	$3,391	$98	$3,293
Commercial Real Estate Loans	9,088	315	8,773
Total	$12,479	$413	$12,066

(1) The non-accrual troubled debt restructurings are included in the Non-Accrual Loan table presented on previous page.

Loans By Class Modified As Troubled Debt Restructurings

The following table presents loans by class modified as troubled debt restructurings that occurred during the three months ending June 30, 2013 and 2012:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	1	81	118
Total	1	$81	$118

The troubled debt restructurings described above decreased the allowance for loan losses by $210 and resulted in charge-offs of $0 during the three months ending June 30, 2013.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	—	—	—
Total	—	$—	$—

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the three months ending June 30, 2012.

The following table presents loans by class modified as troubled debt restructurings that occurred during the six months ending June 30, 2013 and 2012:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	1	81	118
Total	1	$81	$118

The troubled debt restructurings described above decreased the allowance for loan losses by $210 and resulted in charge-offs of $0 during the six months ending June 30, 2013.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—	$—
Commercial Real Estate Loans	—	—	—
Total	—	$—	$—

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the six months ending June 30, 2012.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2012 and 2011:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
December 31, 2012
Commercial and Industrial Loans and Leases	2	$9	$9
Commercial Real Estate Loans	—	—	—
Total	2	$9	$9

The troubled debt restructurings described above increased the allowance for loan losses by $0 and resulted in charge-offs of $0 during the year ending December 31, 2012.

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Loans	Investment	Investment
December 31, 2011
Commercial and Industrial Loans and Leases	4	$4,541	$4,499
Commercial Real Estate Loans	6	7,099	6,850
Total	10	$11,640	$11,349

The troubled debt restructurings described above increased the allowance for loan losses by $1,945 and resulted in charge-offs of $834 during the year ending December 31, 2011.

Troubled Debt Restructurings, Subsequently Defaulted

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the three months ending June 30, 2013 and 2012:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the three months ending June 30, 2013.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2012
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the three months ending June 30, 2012.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the six months ending June 30, 2013 and 2012:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2013
Commercial and Industrial Loans and Leases	—	$—
Commercial Real Estate Loans	—	—
Total	—	$—

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and no charge-offs during the six months ending June 30, 2013.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
June 30, 2012
Commercial and Industrial Loans and Leases	1	$565
Commercial Real Estate Loans	1	292
Total	2	$857

The troubled debt restructurings that subsequently defaulted described above resulted in no change to the allowance for loan losses and charge-offs of $108 during the six months ending June 30, 2012.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending December 31, 2012 and 2011:

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
December 31, 2012
Commercial and Industrial Loans and Leases	1	$565
Commercial Real Estate Loans	3	1,377
Total	4	$1,942

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $12 and resulted in charge-offs of $306 during the year ending December 31, 2012.

Troubled Debt Restructurings That Subsequently Defaulted:	Number of Loans	Recorded Investment
December 31, 2011
Commercial and Industrial Loans and Leases	1	$527
Commercial Real Estate Loans	—	—
Total	1	$527

Risk Category of Loans

Based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
June 30, 2013
Commercial and Industrial Loans and Leases	$319,137	$16,894	$11,268	$—	$347,299
Commercial Real Estate Loans	472,008	19,207	18,798	—	510,013
Agricultural Loans	174,218	2,596	1,148	—	177,962
Total	$965,363	$38,697	$31,214	$—	$1,035,274
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$318	$3,525	$5,721	$—	$9,564

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2012
Commercial and Industrial Loans and Leases	$307,997	$14,441	$13,869	$—	$336,307
Commercial Real Estate Loans	446,639	21,338	21,819	—	489,796
Agricultural Loans	176,730	2,855	2,990	—	182,575
Total	$931,366	$38,634	$38,678	$—	$1,008,678
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$319	$3,220	$7,338	$—	$10,877

Based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2012
Commercial and Industrial Loans and Leases	$307,997	$14,441	$13,869	$—	$336,307
Commercial Real Estate Loans	446,639	21,338	21,819	—	489,796
Agricultural Loans	176,730	2,855	2,990	—	182,575
Total	$931,366	$38,634	$38,678	$—	$1,008,678
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$319	$3,220	$7,338	$—	$10,877

		Special
	Pass	Mention	Substandard	Doubtful	Total
December 31, 2011
Commercial and Industrial Loans and Leases	$264,037	$16,188	$13,862	$—	$294,087
Commercial Real Estate Loans	396,057	28,272	28,989	—	453,318
Agricultural Loans	165,153	2,744	2,616	—	170,513
Total	$825,247	$47,204	$45,467	$—	$917,918
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$2,804	$13,001	$—	$15,805

Recorded Investment in Home Equity, Consumer and Residential Mortgage Loans Based on Payment

The following table presents the recorded investment in home equity, consumer and residential mortgage loans based on payment activity as of June 30, 2013 and December 31, 2012:

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
June 30, 2013
Performing	$73,219	$46,121	$95,446
Nonperforming	267	194	153
Total	$73,486	$46,315	$95,599
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$—	$140	$147

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2012
Performing	$74,521	$41,064	$88,558
Nonperforming	178	167	257
Total	$74,699	$41,231	$88,815
Loans Acquired With Deteriorated Credit Quality (Included in the Total Above)	$—	$148	$149

The following table presents the recorded investment in home equity, consumer and residential mortgage loans based on payment activity as of December 31, 2012 and 2011:

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2012
Performing	$74,521	$41,064	$88,558
Nonperforming	178	167	257
Total	$74,699	$41,231	$88,815
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$148	$149

	Home Equity	Consumer	Residential
	Loans	Loans	Mortgage Loans
December 31, 2011
Performing	$77,233	$47,336	$85,721
Nonperforming	90	259	748
Total	$77,323	$47,595	$86,469
Loans Acquired with Deteriorated Credit Quality
(Included in the Total Above)	$—	$164	$152

Carrying Amount of Loans with Deterioration of Credit Quality

The Company has purchased loans, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The recorded investment of those loans is as follows:

June 30, 2013

Commercial and Industrial Loans	$2,231
Commercial Real Estate Loans	7,333
Home Equity Loans	—
Consumer Loans	140
Residential Mortgage Loans	147
Total	$9,851

Carrying amount, Net of Allowance of $150	$9,701

December 31, 2012

Commercial and Industrial Loans	$1,840
Commercial Real Estate Loans	9,037
Home Equity Loans	—
Consumer Loans	148
Residential Mortgage Loans	149
Total	$11,174

Carrying amount, Net of Allowance of $88	$11,086

The recorded investment of those loans is as follows:

December 31, 2012

Commercial and Industrial Loans	$1,840
Commercial Real Estate Loans	9,037
Home Equity Loans	—
Consumer Loans	148
Residential Mortgage Loans	149
Total	$11,174

Carrying Amount, Net of Allowance	$11,086

December 31, 2011

Commercial and Industrial Loans	$2,596
Commercial Real Estate Loans	13,209
Home Equity Loans	—
Consumer Loans	164
Residential Mortgage Loans	152
Total	$16,121

Carrying Amount, Net of Allowance	$16,044

Accretable Yield, or Income Expected to be Collected

Accretable yield, or income expected to be collected, is as follows:

	June 30, 2013	June 30, 2012

Balance at April 1	$208	$630
New Loans Purchased	—	—
Accretion of Income	(234)	(241)
Reclassifications from Non-accretable Difference	208	—
Charge-off of Accretable Yield	—	—
Balance at June 30	$182	$389

Accretable yield, or income expected to be collected, is as follows:

	June 30, 2013	June 30, 2012

Balance at January 1	$170	$967
New Loans Purchased	—	—
Accretion of Income	(446)	(784)
Reclassifications from Non-accretable Difference	458	206
Charge-off of Accretable Yield	—	—
Balance at June 30	$182	$389

Accretable yield, or income expected to be collected, is as follows:

	December 31, 2012	December 31, 2011

Balance at January 1	$967	$—
New Loans Purchased	—	2,042
Accretion of Income	(1,265)	(1,130)
Reclassifications from Non-accretable Difference	468	129
Charge-off of Accretable Yield	—	(74)
Balance at December 31	$170	$967

Schedule of Loans And Leases Receivable Related Parties

A summary of the activity of these loans follows:

Balance		Changes			Balance
January 1,		in Persons	Deductions		December 31,
2012	Additions	Included	Collected	Charged-off	2012
$6,994	$7,419	$119	$(5,530)	$—	$9,002

Premises, Furniture, and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Premises, furniture, and equipment was comprised of the following classifications at December 31:

	2012	2011

Land	$7,948	$7,878
Buildings and Improvements	43,706	41,850
Furniture and Equipment	19,584	19,944
Total Premises, Furniture and Equipment	71,238	69,672
Less: Accumulated Depreciation	(34,684)	(31,966)
Total	$36,554	$37,706

Schedule of Capital Leased Assets [Table Text Block]

The Company leases two of its branch buildings under a capital lease. The lease arrangement requires monthly payments through 2027. The Company has included the leases in buildings and improvements as follows:

	2012	2011

Capital Leases	$2,442	$2,442
Less: Accumulated Depreciation	(344)	(223)
Total	$2,098	$2,219

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The following is a schedule of future minimum lease payments under the capitalized leases, together with the present value of net minimum lease payments at year end 2012:

2013	$348
2014	348
2015	348
2016	348
2017	348
Thereafter	4,378
Total minimum lease payments	6,118
Less: Amount representing interest	(3,796)
Present Value of Net Minimum Lease Payments	$2,322

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
DepositDisclosures [Abstract]
Schedule Of Deposits Maturities [Table Text Block]

At year end 2012, stated maturities of time deposits were as follows:
2013	$172,507
2014	28,969
2015	42,312
2016	67,050
2017	18,317
Thereafter	28
Total	$329,183

FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Advances from Federal Home Loan Banks [Abstract]
Schedule of Debt [Table Text Block]

Information regarding each of these types of borrowings or other indebtedness is as follows:

	December 31,
	2012	2011
Long-term Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities	$51,526	$51,642
Term Loans	1,500	3,000
Junior Subordinated Debentures assumed from American Community Bancorp, Inc.	4,874	4,724
Subordinated Debentures	29,250	29,250
Capital Lease Obligation	2,322	2,358
Long-term Borrowings	89,472	90,974

Overnight Variable Rate Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities	$48,500	$3,500
Federal Funds Purchased	5,400	—
Repurchase Agreements	17,634	36,519
Short-term Borrowings	71,534	40,019

Total Borrowings	$161,006	$130,993

Schedule of Repurchase Agreements [Table Text Block]

The Company may be required to provide additional collateral based on the value of the underlying securities.

	2012	2011

Average Daily Balance During the Year	$19,813	$34,243
Average Interest Rate During the Year	0.23%	0.31%
Maximum Month-end Balance During the Year	$24,220	$43,514
Weighted Average Interest Rate at Year-end	0.20%	0.25%

Schedule of Maturities of Long-term Debt [Table Text Block]

At December 31, 2012, scheduled principal payments on long-term borrowings, excluding the capitalized lease obligation and acquired subordinated debentures (which are discussed below) are as follows:

2013	$20,043
2014	31,539
2015	42
2016	45
2017	749
Thereafter	29,858
Total	$82,276

Schedule Of Debt Issuance Terms [Table Text Block]

The following table summarizes the terms of each issuance:

			Carrying
	Date of	Issuance	Amount at		Rate as of	Rate as of	Maturity
	Issuance	Amount	December 31, 2012	Variable Rate	December 31, 2012	December 31, 2011	Date

ACB Trust I	5/6/2005	$5,155	$3,094	90 day LIBOR + 2.15%	2.46%	2.73%	May 2035
ACB Trust II	7/15/2005	3,093	1,780	90 day LIBOR + 1.85%	2.16%	2.35%	July 2035

Shareholders��� Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Expense Recorded For Restricted Stock And Cash Entitlements

The following table presents expense recorded for restricted stock and cash entitlements as well as the related tax effect for the periods presented:

	Three Months Ended
	June 30,
	2013	2012
Restricted Stock Expense	$85	$141
Cash Entitlement Expense	54	133
Tax Effect	(56)	(111)
Net of Tax	$83	$163

	Six Months Ended
	June 30,
	2013	2012
Restricted Stock Expense	$170	$308
Cash Entitlement Expense	108	293
Tax Effect	(112)	(243)
Net of Tax	$166	$358

The following table presents expense recorded for restricted stock and cash entitlements as well as the related tax effect for the years ended 2012, 2011, and 2010:

	Year Ended	Year Ended	Year Ended
	12/31/2012	12/31/2011	12/31/2010

Restricted Stock Expense	$628	$636	$405
Cash Entitlement Expense	588	564	380
Tax Effect	(493)	(475)	(311)
Net of Tax	$723	$725	$474

Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations

At December 31, 2012, consolidated and affiliate bank actual capital and minimum required levels are presented below:

					Minimum Required
					To Be Well-
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Regulations:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk Weighted Assets)
Consolidated	$194,990	13.70%	$113,859	8.00%	N/A	N/A
Bank	167,904	11.83	113,523	8.00	$141,904	10.00%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	$158,198	11.12%	$56,930	4.00%	N/A	N/A
Bank	152,384	10.74	56,762	4.00	$85,142	6.00%

Tier 1 Capital
(to Average Assets)
Consolidated	$158,198	8.18%	$77,317	4.00%	N/A	N/A
Bank	152,384	7.91	77,025	4.00	$96,281	5.00%

At December 31, 2011, consolidated and affiliate bank actual capital and minimum required levels are presented below:

					Minimum Required
					To Be Well-
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Regulations:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk Weighted Assets)
Consolidated	$177,303	13.52%	$104,883	8.00%	N/A	N/A
Bank	158,522	12.14	104,462	8.00	$130,577	10.00%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	$138,741	10.58%	$52,442	4.00%	N/A	N/A
Bank	143,210	10.97	52,231	4.00	$78,346	6.00%

Tier 1 Capital
(to Average Assets)
Consolidated	$138,741	7.46%	$74,436	4.00%	N/A	N/A
Bank	143,210	7.72	74,160	4.00	$92,700	5.00%

Share Based Compensation Arrangement By Share Based Payment Award Options GrantsIn Period Weighted Average Grant Date Fair Value

The following table presents activity for stock options under the Company’s equity incentive plan for 2012:

	Year Ended December 31, 2012
		Weighted	Weighted Average	Aggregate
	Number of	Average Price	Life of Options	Intrinsic
	Options	of Options	(in years)	Value

Outstanding at Beginning of Period	129,109	$17.06
Granted	—	—
Exercised	(48,089)	17.65
Forfeited	—	—
Expired	(1,103)	14.92
Outstanding & Exercisable at End of Period	79,917	$16.73	3.94	$399

Schedule of Cash Proceeds Received from Share-based Payment Awards

The following table presents information related to stock options under the Company’s equity incentive plan during the years ended 2012, 2011, and 2010:

	2012	2011	2010

Intrinsic Value of Options Exercised	$203	$28	$46
Cash Received from Option Exercises	$—	$—	$—
Tax Benefit of Option Exercises	$78	$12	$19
Weighted Average Fair Value of Options Granted	$—	$—	$—

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

The following table presents information on restricted stock grants outstanding for the period shown:

	Year Ended
	December 31, 2012
		Weighted
	Restricted	Average Market
	Shares	Price at Grant

Outstanding at Beginning of Period	—	$—
Granted	37,742	20.74
Issued and Vested	(30,137)	20.54
Forfeited	(2,622)	20.55
Outstanding at End of Period	4,983	22.07

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement [Line Items]
Schedule of Accumulated Plan Benefit Information

Accumulated plan benefit information for the Company’s plan as of December 31, 2012 and 2011 was as follows:

	2012	2011
Changes in Benefit Obligation:
Obligation at Beginning of Year	$734	$712
Interest Cost	27	32
Benefits Paid	(33)	(33)
Actuarial (Gain) Loss	109	23
Obligation at End of Year	837	734

Changes in Plan Assets:
Fair Value at Beginning of Year	353	319
Actual Return on Plan Assets	1	1
Employer Contributions	78	66
Benefits Paid	(33)	(33)
Fair Value at End of Year	399	353

Funded Status:
Funded Status at End of Year	$(438)	$(381)

Amounts recognized in accumulated other comprehensive income

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	2012	2011
Net Loss (Gain)	$360	$280
Prior Service Cost	13	14
	$373	$294

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

	2012	2011	2010
Interest Cost	$27	$32	$34
Expected Return on Assets	(1)	(2)	(3)
Amortization of Transition Amount	—	—	—
Amortization of Prior Service Cost	1	1	(3)
Recognition of Net Loss	30	31	25
Net Periodic Benefit Cost	$57	$62	$53

Net Loss During the Period	110	24	43
Amortization of Unrecognized Loss	(30)	(30)	(25)
Amortization of Transition Cost	—	—	—
Amortization of Prior Service Cost	(1)	(1)	3
Total Recognized in Other Comprehensive Income	79	(7)	21

Total Recognized in Net Periodic Benefit Cost and Other
Comprehensive Income	$136	$55	$74

Schedule Of Assumptions Used In Determining Net Periodic Pension Cost

Weighted-average assumptions used to determine benefit obligations at year-end:

	2012	2011	2010
Discount Rate	3.25%	3.75%	4.60%
Rate of Compensation Increase (1)	N/A	N/A	N/A

Weighted-average assumptions used to determine net periodic pension cost:
	2,012	2,011	2,010
Discount Rate	3.75%	4.60%	5.29%
Expected Return on Plan Assets	0.25%	0.50%	1.00%
Rate of Compensation Increase (1)	N/A	N/A	N/A

(1)	Benefits under the plan were suspended in 1998; therefore, the weighted-average rate of increase in future compensation levels was not applicable for all years presented.

Schedule Of Asset Allocation Of Retirement Plan

The Company’s defined benefit pension plan asset allocation at year-end 2012 and 2011 and target allocation for 2013 by asset category are as follows:

	Target	Percentage of Plan Assets
	Allocation	at Year-end
Asset Category	2013	2012	2011

Cash	50%	100%	28%
Certificates of Deposit	50%	0%	72%
Total	100%	100%	100%

Changes in Accumulated Postretirement Benefits Obligations

Changes in Accumulated Postretirement Benefit Obligations:	2012	2011
Obligation at the Beginning of Year	$624	$560
Unrecognized Loss (Gain)	43	57

Components of Net Periodic Postretirement Benefit Cost:
Service Cost	35	28
Interest Cost	24	25

Net Expected Benefit Payments	(35)	(46)
Obligation at End of Year	$691	$624

Components of Postretirement Benefit Expense:	2012	2011
Service Cost	$35	$28
Interest Cost	24	25
Net Postretirement Benefit Expense	59	53

Net Gain During Period Recognized in Other Comprehensive Income	—	—

Total Recognized in Net Postretirement Benefit Expense and Other Comprehensive Income	$59	$53

Components of Postretirement Benefit Expense

Assumptions Used to Determine Net Periodic Cost and Benefit Obligations:
	2012	2011	2010
Discount Rate	3.41%	3.98%	4.72%

Assumptions Used to Determine Net Periodic Cost and Benefit Obligations

 Assumed Health Care Cost Trend Rates at Year-end:

	2012	2011
Health Care Cost Trend Rate Assumed for Next Year	8.00%	8.00%
Rate that the Cost Trend Rate Gradually Declines to	4.50%	4.50%
Year that the Rate Reaches the Rate it is Assumed to Remain at	2019	2018

Schedule of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects as of December 31, 2012:

	One-Percentage-Point	One-Percentage-Point
	Increase	Decrease
Effect on Total of Service and Interest Cost	$5	$(4)
Effect on Postretirement Benefit Obligation	$43	$(39)

Schedule of Expected Benefit Payments

Estimated Future Benefits

The following benefit payments, which reflect expected future service, are expected to be paid:

	Pension	Postretirement
Year	Benefits	Benefits
2,013	$123	$50
2,014	44	42
2,015	58	50
2,016	129	48
2,017	34	60
2018-2022	265	357

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consists of the following:	2012	2011	2010

Current Federal	$9,649	$3,333	$6,147
Current State	568	184	480
Deferred Federal	260	4,241	(686)
Deferred State	192	(32)	(318)
Total	$10,669	$7,726	$5,623

Schedule of Effective Income Tax Rate Reconciliation

Income tax expense is reconciled to the 35% statutory rate applied to the pre-tax income for the years presented in the table below:

	2012	2011	2010

Statutory Rate Times Pre-tax Income	$12,153	$9,791	$6,660
Add (Subtract) the Tax Effect of:
Income from Tax-exempt Loans and Investments	(1,007)	(780)	(533)
State Income Tax, Net of Federal Tax Effect	494	99	105
General Business Tax Credits	(547)	(370)	(365)
Company Owned Life Insurance	(341)	(385)	(282)
Gain on American Community Bancorp, Inc. Stock	—	(366)	—
Other Differences	(83)	(263)	38
Total Income Taxes	$10,669	$7,726	$5,263

Schedule of Net Deferred Tax Liability

The net deferred tax liability at December 31 consists of the following:

	2012	2011
Deferred Tax Assets:
Allowance for Loan Losses	$5,845	$5,596
Deferred Compensation and Employee Benefits	1,282	1,355
Other-than-temporary Impairment	443	443
Accrued Expenses	646	705
Business Combination Fair Value Adjustments	—	985
Pension and Postretirement Plans	195	149
Other Real Estate Owned	140	100
Non-Accrual Loan Interest Income	254	3
General Business Tax Credits	—	25
Net Operating Loss Carryforward	—	72
Other	279	337
Total Deferred Tax Assets	9,084	9,770
Deferred Tax Liabilities:
Depreciation	(1,419)	(1,520)
Leasing Activities, Net	(7,753)	(7,612)
Unrealized Appreciation on Securities	(5,915)	(5,949)
FHLB Stock Dividends	(336)	(333)
Prepaid Expenses	(516)	(431)
Intangibles	(359)	(861)
Deferred Loan Fees	(394)	(350)
Business Combination Fair Value Adjustments	(333)	—
General Business Tax Credits	(7)	—
Other	(255)	(181)
Total Deferred Tax Liabilities	(17,287)	(17,237)
Valuation Allowance	(45)	(45)
Net Deferred Tax Liability	$(8,248)	$(7,512)

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

The following is a schedule of future minimum lease payments for premises & equipment at year end 2012:
2013	$462
2014	392
2015	324
2016	259
2017	184
Thereafter	1,637
Total	$3,258

Commitments and Off-balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Commitments And Off Balance Sheet Items [Table Text Block]

Commitments and contingent liabilities are summarized as follows, at December 31:

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to Fund Loans:
Consumer Lines	$6,013	$137,668	$3,498	$126,807
Commercial Operating Lines	13,444	187,829	5,341	179,790
Residential Mortgages	33,004	676	30,459	489
Total Commitments to Fund Loans	$52,461	$326,173	$39,298	$307,086

Commitments to Sell Loans	$52,511	$—	$55,098	$—

Standby Letters of Credit	$1,408	$4,279	$850	$4,559

Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

	Fair Value Measurements at June 30, 2013 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$22,361	$—	$22,361
Corporate Securities	—	—	—	—
Obligations of State and
Political Subdivisions	—	67,326	11,439	78,765
Mortgage-backed Securities-Residential	—	510,679	—	510,679
Equity Securities	411	—	353	764
Total Securities	$411	$600,366	$11,792	$612,569

Loans Held-for-Sale	$—	$19,435	$—	$19,435

Derivatives	$—	$508	$—	$508

Financial Liabilities Derivatives	$—	$355	$—	$355

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$23,472	$—	$23,472
Corporate Securities	—	—	—	—
Obligations of State and
Political Subdivisions	—	64,316	12,169	76,485
Mortgage-backed Securities-Residential	—	486,912	—	486,912
Equity Securities	380	—	353	733
Total Securities	$380	$574,700	$12,522	$587,602

Loans Held-for-Sale	$—	$16,641	$—	$16,641

Derivatives	$—	$187	$—	$187

Financial Liabilities Derivatives	$—	$178	$—	$178

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$23,472	$—	$23,472
Corporate Securities	—	—	—	—
Obligations of State and Political Subdivisions	—	64,316	12,169	76,485
Mortgage-backed Securities-Residential	—	486,912	—	486,912
Equity Securities	380	—	353	733
Total Securities	$380	$574,700	$12,522	$587,602

Loans Held-for-Sale	$—	$16,641	$—	$16,641

Derivative Assets	$—	$187	$—	$187

Derivative Liabilities	$—	$178	$—	$178

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$6,422	$—	$6,422
Corporate Securities	—	—	1,005	1,005
Obligations of State and Political Subdivisions	—	60,724	4,075	64,799
Mortgage-backed Securities-Residential	—	443,934	—	443,934
Equity Securities	331	—	353	684
Total Securities	$331	$511,080	$5,433	$516,844

Loans Held-for-Sale	$—	$21,485	$—	$21,485

Derivative Assets	$—	$—	$—	$—

Derivative Liabilities	$—	$—	$—	$—

Reconciliation of all Assets Measured at Fair Value on Recurring Basis, Using Significant Unobservable Inputs (Level 3)

The table below presents a reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three and six months ended June 30, 2013 and 2012:

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2013	2012	2013	2012	2013	2012

Balance of Recurring Level 3 Assets at March 31	$11,728	$4,075	$353	$353	$—	$—
Total Gains or Losses (realized/unrealized)
Included in Earnings	(129)	51	—	—	—	—
Maturities / Calls	(160)	—	—	—	—	—
Purchases	—	7,665	—	—	—	—
Balance of Recurring Level 3 Assets at June 30	$11,439	$11,791	$353	$353	$—	$—

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2013	2012	2013	2012	2013	2012

Balance of Recurring Level 3 Assets at December 31	$12,169	$4,772	$353	$353	$—	$1,005
Total Gains or Losses (realized/unrealized)
Included in Earnings	(150)	51	—	—	—	—
Maturities / Calls	(580)	(697)	—	—	—	(1,005)
Purchases	—	7,665	—	—	—	—
Balance of Recurring Level 3 Assets at June 30	$11,439	$11,791	$353	$353	$—	$—

The table below presents a reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012 and 2011:

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2012	2011	2012	2011	2012	2011

Beginning Balance of Recurring Level 3
Assets at January 1	$4,075	$—	$353	$353	$1,005	$—
Total Gains or Losses (realized/unrealized)
Included in earnings	156	—	—	—	—	—
Maturities / Calls	—	—	—	—	(1,005)	—
Purchases	7,938	4,075	—	—	—	1,005
Ending Balance of Recurring Level 3 Assets at December 31	$12,169	$4,075	$353	$353	$—	$1,005

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at June 30, 2013 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$20	$20
Commercial Real Estate Loans	—	—	2,101	2,101
Agricultural Loans	—	—	—	—
Other Real Estate
Commercial Real Estate	—	—	723	723

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$1,231	$1,231
Commercial Real Estate Loans	—	—	1,497	1,497
Agricultural Loans	—	—	135	135
Other Real Estate
Commercial Real Estate	—	—	150	150

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$1,231	$1,231
Commercial Real Estate Loans	—	—	1,497	1,497
Agricultural Loans	—	—	135	135
Other Real Estate
Commercial Real Estate	—	—	150	150

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$2,035	$2,035
Commercial Real Estate Loans	—	—	2,783	2,783
Agricultural Loans	—	—	—	—
Other Real Estate
Commercial Real Estate	—	—	250	250

Fair Value Assets and Liabilities Measured on Nonrecurring Basis Valuation Techniques

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2013:

				Range
		Valuation		(Weighted
	Fair Value	Technique(s)	Unobservable Input(s)	Average)
Impaired Loans - Commercial and Industrial Loans	$20	Sales comparison approach	Adjustment for differences between the comparable sales	10%-90% (22)%

Impaired Loans - Commercial Real Estate Loans	$2,101	Sales comparison approach Income approach Cost approach	Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property Adjustment for investor rates of return	15%-78% (57)%

Other Real Estate - Commercial Real Estate Loans	$723	Sales comparison approach Income approach Cost approach	Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the Property Adjustment for investor rates of return	2%-50% (29)%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

				Range
		Valuation		(Weighted
	Fair Value	Technique(s)	Unobservable Input(s)	Average)
Impaired Loans - Commercial	$1,231	Sales comparison	Adjustment for differences	4%-68%
and Industrial Loans		approach	between the comparable	(8%)
			sales

Impaired Loans - Commercial	$1,497	Sales comparison	Adjustment for physical	15%-78%
Real Estate Loans		approach	condition of comparable	(48%)
		Income approach	properties sold
		Cost approach	Adjustment for net operating
			income generated by the
			property
			Adjustment for investor rates
			of return

Impaired Loans – Agricultural	$135	Sales comparison	Adjustment for physical	76%
Loans		approach	condition of comparable	(76%)
		Income approach	properties sold
			Adjustment for net operating
			income generated by the
			property

Carrying Amounts and Estimated Fair Values of Company's Financial Instruments

The carrying amounts and estimated fair values of the Company’s financial instruments not previously presented are provided in the table below for the periods ending June 30, 2013 and December 31, 2012. Not all of the Company’s assets and liabilities are considered financial instruments, and therefore are not included in the table. Because no active market exists for a significant portion of the Company’s financial instruments, fair value estimates were based on subjective judgments, and therefore cannot be determined with precision.

		Fair Value Measurements at
		June 30, 2013 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$39,748	$28,390	$11,358	$—	$39,748
Securities Held-to-Maturity	268	—	271	—	271
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,225,580	—	—	1,233,278	1,233,278
Accrued Interest Receivable	6,886	—	1,762	5,124	6,886
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,314,236)	—	—	(1,314,236)
Time Deposits	(327,673)	—	(330,899)	—	(330,899)
Short-term Borrowings	(106,905)	—	(106,905)	—	(106,905)
Long-term Debt	(68,735)	—	(64,982)	(4,771)	(69,753)
Accrued Interest Payable	(817)	—	(741)	(76)	(817)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

		Fair Value Measurements at
		December 31, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$51,794	$41,624	$10,170	$—	$51,794
Securities Held-to-Maturity	346	—	351	—	351
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,186,483	—	—	1,199,566	1,199,566
Accrued Interest Receivable	7,419	—	1,893	5,526	7,419
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,311,748)	(1,311,748)	—	—	(1,311,748)
Time Deposits	(329,183)	—	(333,170)	—	(333,170)
Short-term Borrowings	(71,534)	—	(71,534)	—	(71,534)
Long-term Debt	(89,472)	—	(66,892)	(28,872)	(95,764)
Accrued Interest Payable	(1,275)	—	(829)	(446)	(1,275)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

The carrying amounts and estimated fair values of the Company’s financial instruments not previously presented are provided in the table below for the periods ending December 31, 2012 and 2011. Not all of the Company’s assets and liabilities are considered financial instruments, and therefore are not included in the table. Because no active market exists for a significant portion of the Company’s financial instruments, fair value estimates were based on subjective judgments, and therefore cannot be determined with precision.

		Fair Value Measurements at
		December 31, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$51,794	$41,624	$10,170	$—	$51,794
Securities Held-to-Maturity	346	—	351	—	351
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,186,483	—	—	1,199,566	1,199,566
Accrued Interest Receivable	7,419	—	1,893	5,526	7,419
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,311,748)	(1,311,748)	—	—	(1,311,748)
Time Deposits	(329,183)	—	(333,170)	—	(333,170)
Short-term Borrowings	(71,534)	—	(71,534)	—	(71,534)
Long-term Debt	(89,472)	—	(66,892)	(28,872)	(95,764)
Accrued Interest Payable	(1,275)	—	(829)	(446)	(1,275)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

	December 31, 2011
	Carrying	Fair
	Value	Value
Financial Assets:
Cash and Short-term Investments	$67,089	$67,089
Securities Held-to-Maturity	690	697
FHLB Stock and Other Restricted Stock	8,340	N/A
Loans, Net	1,100,863	1,111,532
Accrued Interest Receivable	7,793	7,793
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,181,919)	(1,181,919)
Time Deposits	(374,279)	(380,584)
Short-term Borrowings	(40,019)	(40,019)
Long-term Debt	(90,974)	(96,047)
Accrued Interest Payable	(1,884)	(1,884)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—
Standby Letters of Credit	—	—
Commitments to Sell Loans	—	—

Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Financial Information

The following segment financial information has been derived from the internal financial statements of German American Bancorp, Inc., which are used by management to monitor and manage the financial performance of the Company. The accounting policies of the three segments are the same as those of the Company. The evaluation process for segments does not include holding company income and expense. Holding company amounts are the primary differences between segment amounts and consolidated totals, and are reflected in the column labeled “Other” below, along with amounts to eliminate transactions between segments.

		Trust and
		Investment
	Core	Advisory			Consolidated
Three Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2013
Net Interest Income	$17,004	$6	$5	$(303)	$16,712
Net Gains on Sales of Loans	809	—	—	—	809
Net Gains on Securities	467	—	—	—	467
Trust and Investment Product Fees	1	813	—	—	814
Insurance Revenues	6	6	1,367	—	1,379
Noncash Items:
Provision for Loan Losses	(200)	—	—	—	(200)
Depreciation and Amortization	973	8	106	38	1,125
Income Tax Expense (Benefit)	3,626	(24)	40	(413)	3,229
Segment Profit (Loss)	6,833	(41)	27	(287)	6,532
Segment Assets at June 30, 2013	2,019,229	11,548	8,395	(28,560)	2,010,612

		Trust and
		Investment
	Core	Advisory			Consolidated
Three Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2012
Net Interest Income	$17,163	$7	$10	$(531)	$16,649
Net Gains on Sales of Loans	676	—	—	—	676
Net Gains on Securities	76	—	—	—	76
Trust and Investment Product Fees	2	663	—	(1)	664
Insurance Revenues	6	9	1,343	—	1,358
Noncash Items:
Provision for Loan Losses	391	—	—	—	391
Depreciation and Amortization	1,095	5	105	38	1,243
Income Tax Expense (Benefit)	2,980	(10)	66	(335)	2,701
Segment Profit (Loss)	6,227	(20)	89	(329)	5,967
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

		Trust and
		Investment
	Core	Advisory			Consolidated
Six Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2013
Net Interest Income	$33,768	$11	$12	$(854)	$32,937
Net Gains on Sales of Loans	1,563	—	—	—	1,563
Net Gains on Securities	1,080	—	—	—	1,080
Trust and Investment Product Fees	4	1,628	—	(1)	1,631
Insurance Revenues	15	19	3,129	—	3,163
Noncash Items:
Provision for Loan Losses	150	—	—	—	150
Depreciation and Amortization	1,923	15	211	75	2,224
Income Tax Expense (Benefit)	6,370	(26)	187	(788)	5,743
Segment Profit (Loss)	12,681	(49)	238	(529)	12,341
Segment Assets at June 30, 2013	2,019,229	11,548	8,395	(28,560)	2,010,612

		Trust and
		Investment
	Core	Advisory			Consolidated
Six Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2012
Net Interest Income	$34,304	$10	$17	$(1,070)	$33,261
Net Gains on Sales of Loans	1,389	—	—	—	1,389
Net Gains on Securities	94	—	—	—	94
Trust and Investment Product Fees	3	1,359	—	(2)	1,360
Insurance Revenues	16	27	2,706	—	2,749
Noncash Items:
Provision for Loan Losses	1,081	—	—	—	1,081
Depreciation and Amortization	2,204	10	210	75	2,499
Income Tax Expense (Benefit)	5,855	(58)	106	(674)	5,229
Segment Profit (Loss)	12,159	(97)	145	(638)	11,569
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

The following segment financial information has been derived from the internal financial statements of German American Bancorp, Inc., which are used by management to monitor and manage the financial performance of the Company. The accounting policies of the three segments are the same as those of the Company. The evaluation process for segments does not include holding company income and expense. Holding company amounts are the primary differences between segment amounts and consolidated totals, and are reflected in the column labeled “Other” below, along with amounts to eliminate transactions between segments.

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2012
Net Interest Income	$68,311	$21	$34	$(2,118)	$66,248
Net Gains on Sales of Loans	3,234	—	—	—	3,234
Net Gains on Securities	1,667	—	—	—	1,667
Trust and Investment Product Fees	5	2,657	—	(5)	2,657
Insurance Revenues	23	36	5,465	—	5,524
Noncash Items:
Provision for Loan Losses	2,412	—	—	—	2,412
Depreciation and Amortization	4,099	24	415	150	4,688
Income Tax Expense (Benefit)	11,999	(187)	181	(1,324)	10,669
Segment Profit (Loss)	25,118	(298)	250	(1,015)	24,055
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2011
Net Interest Income	$66,099	$16	$22	$(2,156)	$63,981
Net Gains on Sales of Loans	2,381	—	—	—	2,381
Net Gains on Securities	2,089	—	—	935	3,024
Trust and Investment Product Fees	3	2,147	—	(5)	2,145
Insurance Revenues	67	13	5,755	(16)	5,819
Noncash Items:
Provision for Loan Losses	6,800	—	—	—	6,800
Depreciation and Amortization	4,481	26	482	150	5,139
Income Tax Expense (Benefit)	9,171	(353)	272	(1,364)	7,726
Segment Profit (Loss)	20,855	(545)	352	(413)	20,249
Segment Assets at December 31, 2011	1,875,417	11,801	7,948	(21,399)	1,873,767

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2010
Net Interest Income	$50,460	$8	$27	$(1,824)	$48,671
Net Gains on Sales of Loans	2,160	—	—	—	2,160
Net Gains on Securities	—	—	—	—	—
Trust and Investment Product Fees	2	1,585	—	(5)	1,582
Insurance Revenues	61	26	5,282	(22)	5,347
Noncash Items:
Provision for Loan Losses	5,225	—	—	—	5,225
Depreciation and Amortization	2,865	29	826	—	3,720
Income Tax Expense (Benefit)	7,181	(259)	(56)	(1,243)	5,623
Segment Profit (Loss)	15,325	(385)	(130)	(1,405)	13,405
Segment Assets at December 31, 2010	1,368,348	2,193	8,426	(3,079)	1,375,888

Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

The condensed financial statements of German American Bancorp, Inc. are presented below:

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
ASSETS
Cash	$29499	$21822
Securities Available-for-Sale, at Fair Value	733	684
Investment in Subsidiary Bank	184,093	176,707
Investment in Non-banking Subsidiaries	4,064	2,980
Other Assets	6,245	5,357
Total Assets	$224,634	$207,550

LIABILITIES
Borrowings	$35,624	$36,974
Other Liabilities	3,984	2,966
Total Liabilities	39,608	39,940

SHAREHOLDERS’ EQUITY
Common Stock	12,637	12,594
Additional Paid-in Capital	95,617	95,039
Retained Earnings	66,421	49,434
Accumulated Other Comprehensive Income	10,351	10,543
Total Shareholders’ Equity	185,026	167,610
Total Liabilities and Shareholders’ Equity	$224,634	$207,550

Condensed Statements of Income

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2012	2011	2010
INCOME
Dividends from Subsidiaries
Bank	$17,500	$22,500	$14,000
Non-bank	—	1,350	—
Interest Income	50	38	30
Net Gain (Loss) on Securities	—	935	—
Other Income	70	71	76
Total Income	17,620	24,894	14,106

EXPENSES
Salaries and Employee Benefits	458	444	420
Professional Fees	352	379	842
Occupancy and Equipment Expense	7	8	8
Interest Expense	2,221	2,239	1,878
Other Expenses	359	357	281
Total Expenses	3,397	3,427	3,429
INCOME BEFORE INCOME TAXES AND EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES	14,223	21,467	10,677
Income Tax Benefit	1,338	1,364	1,178
INCOME BEFORE EQUITY IN UNDISTRIBUTED
INCOME OF SUBSIDIARIES	15,561	22,831	11,855
Equity in Undistributed (Excess Distributed) Income of Subsidiaries	8,494	(2,582)	1,550
NET INCOME	24,055	20,249	13,405

Other Comprehensive Income:
Changes in Unrealized Gain (Loss) on Securities, Available-for-Sale	(124)	5,677	474
Changes in Unrecognized Amounts in Pension, Net	(47)	4	(13)
Changes in Unrecognized Loss on Postretirement Benefit Obligation, Net	(21)	(38)	(176)
TOTAL COMPREHENSIVE INCOME	$23,863	$25,892	$13,690

Condensed Statements Cash Flow

CONDENSED STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$24,055	$20,249	$13,405
Adjustments to Reconcile Net Income to Net Cash from Operations
Loss (Gain) on Securities, Net	—	(935)	—
Change in Other Assets	33	3,656	(1,995)
Change in Other Liabilities	240	(2,179)	612
Equity Based Compensation	628	635	405
Excess Tax Benefit from Restricted Share Grant	(23)	(37)	(99)
Equity in Excess Distributed (Undistributed) Income of Subsidiaries	(8,494)	2,582	(1,550)
Net Cash from Operating Activities	16,439	23,971	10,778

CASH FLOWS FROM INVESTING ACTIVITIES
Capital Contribution to Subsidiaries	(150)	—	—
Proceeds from Sales, Redemptions of Securities Available-for-Sale	—	—	400
Acquire Banking Entities	—	(1,995)	—
Net Cash from Investing Activities	(150)	(1,995)	400

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of Long-term Debt	(1,500)	(1,500)	(1,500)
Income Tax Benefit from Restricted Share Grant	23	37	99
Employee Stock Purchase Plan	(67)	(25)	(30)
Dividends Paid	(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities	(8,612)	(8,535)	(7,645)

Net Change in Cash and Cash Equivalents	7,677	13,441	3,533
Cash and Cash Equivalents at Beginning of Year	21,822	8,381	4,848
Cash and Cash Equivalents at End of Year	$29,499	$21,822	$8,381

Business Combinations, Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination And Goodwill And Intangible Asset Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the periods ended December 31, 2012, 2011, and 2010 were classified as follows:

	2012	2011	2010

Beginning of Year	$18,865	$9,835	$9,655
Acquired Goodwill	—	9,030	180
Impairment	—	—	—
End of Year	$18,865	$18,865	$9,835

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end:

	2012
	Gross	Accumulated
	Amount	Amortization
Core Banking
Core Deposit Intangible	$6,952	$4,665
Unidentified Branch Acquisition Intangible	257	257
Insurance
Customer List	5,199	4,794
Total	$12,408	$9,716

Acquired intangible assets were as follows as of year end:

	2011
	Gross	Accumulated
	Amount	Amortization
Core Banking
Core Deposit Intangible	$6,952	$3,346
Unidentified Branch Acquisition Intangible	257	257
Insurance
Customer List	5,199	4,459
Total	$12,408	$8,062

Estimated Amortization Expense

Estimated amortization expense for each of the next five years is as follows:
2013	$1,284
2014	774
2015	379
2016	152
2017	52

Other Comprehensive Income (Loss) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Other Comprehensive Income Components And Related Taxes [Table Text Block]

Other comprehensive income (loss) components and related taxes were as follows:
	2012	2011	2010
Unrealized Holding Gains on Securities Available-for-Sale	$1,495	$11,829	$891
Reclassification Adjustments for (Gains) Losses Later Realized in Income	(1,667)	(3,024)	—
Net Unrealized Gains	(172)	8,805	891
Amortization of Amounts Included in Net Periodic Pension Costs	31	31	22
Unrecognized Loss on Pension	(109)	(24)	(43)
Unrecognized Gain (Loss) on Postretirement Benefits	(36)	(64)	(293)
Tax Effect	94	(3,105)	(292)
Other Comprehensive Income (Loss)	$(192)	$5,643	$285

Schedule of Accumulated Other Comprehensive Income

The table below summarizes the changes in accumulated other comprehensive income ( loss) by component for the three months ended June 30, 2013, net of tax:

	Unrealized
	Gains and	Defined
	Losses on	Benefit
	Available-for-	Pension	Postretirement
	Sale Securities	Items	Benefit Items	Total
Beginning Balance	$8,407	$(231)	$(61)	$8,115
Other Comprehensive Income (Loss) Before Reclassification	(9,376)	—	—	(9,376)
Amounts Reclassified from Accumulated
Other Comprehensive Income (Loss)	(278)	—	—	(278)
Net Current Period Other Comprehensive Income (Loss)	(9,654)	—	—	(9,654)
Ending Balance	$(1,247)	$(231)	$(61)	$(1,539)

The table below summarizes the changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2013, net of tax:

	Unrealized
	Gains and	Defined
	Losses on	Benefit
	Available-for-	Pension	Postretirement
	Sale Securities	Items	Benefit Items	Total
Beginning Balance	$10,643	$(231)	$(61)	$10,351
Other Comprehensive Income (Loss) Before
Amounts Reclassified from Accumulated
Other Comprehensive Income (Loss)	(643)	—	—	(643)
Net Current Period Other Comprehensive Income (Loss)	(11,890)	—	—	(11,890)
Ending Balance	$(1,247)	$(231)	$(61)	$(1,539)

The following is a summary of the accumulated other comprehensive income balances, net of tax:

	Balance	Current	Balance
	at	Period	at
	12/31/2011	Change	12/31/2012

Unrealized Gains on Securities Available-for-Sale	$10,767	$(124)	$10,643
Unrecognized Gain (Loss) on Pension Benefits	(184)	(47)	(231)
Unrecognized Gain (Loss) on Postretirement Benefits	(40)	(21)	(61)
Total	$10,543	$(192)	$10,351

Classifications out of accumulated other comprehensive income

The table below summarizes the classifications out of accumulated other comprehensive income (loss) by component for the three months ended June 30, 2013:

	Amount Reclassified From
Details about Accumulated Other	Accumulated Other	Affected Line Item in the Statement
Comprehensive Income (Loss) Components	Comprehensive Income (Loss)	Where Net Income is Presented

Unrealized Gains and Losses on Available-for-Sale Securities	$467	Net Gain on Securities
	189	Income Tax Expense
	278	Net of Tax

Total Reclassifications for the Period	$278

The table below summarizes the classifications out of accumulated other comprehensive income ( loss) by component for the six months ended June 30, 2013:

	Amount Reclassified From
Details about Accumulated Other	Accumulated Other	Affected Line Item in the Statement
Comprehensive Income (Loss) Components	Comprehensive Income (Loss)	Where Net Income is Presented

Unrealized Gains and Losses on Available-for-Sale Securities	$1,080	Net Gain on Securities
	437	Income Tax Expense
	643	Net of Tax

Total Reclassifications for the Period	$643

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

The following table represents selected quarterly financial data for the Company:

	Interest	Net Interest	Net	Earnings per Share
	Income	Income	Income	Basic	Diluted
2012
First Quarter	$19,727	$16,612	$5,602	$0.44	$0.44
Second Quarter	19,563	16,649	5,967	0.47	0.47
Third Quarter	18,953	16,393	6,292	0.50	0.50
Fourth Quarter	18,917	16,594	6,194	0.49	0.49

2011
First Quarter	$19,519	$15,107	$4,645	$0.37	$0.37
Second Quarter	20,521	16,264	4,864	0.39	0.39
Third Quarter	20,105	16,203	5,167	0.41	0.41
Fourth Quarter	20,016	16,407	5,573	0.44	0.44

Summary of Significant Accounting Policies (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Depreciation Methods	straight-line method	straight-line method
Cash Reserve Deposit Required and Made	$ 15,241	$ 1,119
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life	40 years	40 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years	6 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life	10 years	10 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years

Per Share Data (Computations of Basic Earnings Per Share and Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic Earnings per Share:
Net Income	$ 6,532	$ 6,194	$ 6,292	$ 5,967	$ 5,602	$ 5,573	$ 5,167	$ 4,864	$ 4,645	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Weighted Average Shares Outstanding	12,666,315			12,627,715						12,654,146	12,614,075	12,622,049	12,581,646	11,098,836
Basic Earnings per Share	$ 0.52	$ 0.49	$ 0.5	$ 0.47	$ 0.44	$ 0.44	$ 0.41	$ 0.39	$ 0.37	$ 0.98	$ 0.92	$ 1.91	$ 1.61	$ 1.21
Diluted Earnings per Share:
NET INCOME	$ 6,532	$ 6,194	$ 6,292	$ 5,967	$ 5,602	$ 5,573	$ 5,167	$ 4,864	$ 4,645	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Weighted Average Shares Outstanding	12,666,315			12,627,715						12,654,146	12,614,075	12,622,049	12,581,646	11,098,836
Stock Options, Net	16,812			10,811						17,560	14,003	15,694	6,102	6,051
Diluted Weighted Average Shares Outstanding	12,683,127			12,638,526						12,671,706	12,628,078	12,637,743	12,587,748	11,104,887
Diluted Earnings per Share	$ 0.52	$ 0.49	$ 0.5	$ 0.47	$ 0.44	$ 0.44	$ 0.41	$ 0.39	$ 0.37	$ 0.97	$ 0.92	$ 1.9	$ 1.61	$ 1.21

Per share Data (Additional Information) (Details) (Employee Stock Option [Member])	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Option [Member]
Earnings Per Share Disclosure [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	0	0	0	89,276	99,276

Securities (Amortized Cost, Unrealized Gross Gains and Losses Recognized in Accumulated Other Comprehensive Income (Loss), and Fair Value of Securities Available-for-Sale) (Details) (USD $)
In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 614,402	$ 571,058	$ 500,128
Gross Unrealized Gains	8,311	16,739	16,808
Gross Unrealized Losses	(10,144)	(195)	(92)
Fair Value	612,569	587,602	516,844
U.S. Treasury and Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,257	23,570	6,340
Gross Unrealized Gains	22	40	82
Gross Unrealized Losses	(918)	(138)	0
Fair Value	22,361	23,472	6,422
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	76,710	71,352	60,606
Gross Unrealized Gains	2,585	5,145	4,195
Gross Unrealized Losses	(530)	(12)	(2)
Fair Value	78,765	76,485	64,799
Mortgage-backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	513,751	475,452	431,495
Gross Unrealized Gains	5,624	11,505	12,529
Gross Unrealized Losses	(8,696)	(45)	(90)
Fair Value	510,679	486,912	443,934
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	684	684	684
Gross Unrealized Gains	80	49	0
Gross Unrealized Losses	0	0	0
Fair Value	764	733	684
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			1,003
Gross Unrealized Gains			2
Gross Unrealized Losses			0
Fair Value			$ 1,005

Securities (Carrying Amount, Unrecognized Gains and Losses and Fair Value of Securities Held-to-Maturity) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Carrying Amount	$ 268	$ 346	$ 690
Fair Value	271	351	697
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Amount	268	346	690
Gross Unrecognized Gains	3	5	7
Gross Unrecognized Losses	0	0	0
Fair Value	$ 271	$ 351	$ 697

Securities (Amortized Cost and Fair Value of Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities Available-for-Sale: Amortized cost
Due in one year or less	$ 4,582	$ 3,145
Due after one year through five years	12,828	13,191
Due after five years through ten years	55,349	51,937
Due after ten years	27,208	26,649
Total	614,402	571,058	500,128
Securities Available-for-Sale, Fair Value
Due in one year or less	4,616	3,162
Due after one year through five years	13,138	13,570
Due after five years through ten years	55,605	54,239
Due after ten years	27,767	28,986
Total	612,569	587,602	516,844
Securities Held-to-Maturity, Carrying Amount
Due in one year or less	0	0
Due after one year through five years	268	346
Due after five years through ten years	0	0
Due after ten years	0	0
Total	268	346	690
Securities Held-to-Maturity, Fair Value
Due in one year or less	0	0
Due after one year through five years	271	351
Due after five years through ten years	0	0
Due after ten years	0	0
Fair Value	271	351	697
Mortgage-backed Securities - Residential [Member]
Securities Available-for-Sale: Amortized cost
Available-for-Sale, amortized cost	513,751	475,452
Total	513,751	475,452	431,495
Securities Available-for-Sale, Fair Value
Available-for-Sale, Fair Value	510,679	486,912
Total	510,679	486,912	443,934
Equity Securities [Member]
Securities Available-for-Sale: Amortized cost
Available-for-Sale, amortized cost	684	684
Total	684	684	684
Securities Available-for-Sale, Fair Value
Available-for-Sale, Fair Value	764	733
Total	$ 764	$ 733	$ 684

Securities (Proceeds from the sales of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Proceeds from Sales and Calls			$ 100,721	$ 51,395	$ 92,344	$ 20,061	$ 0
Gross Gains on Sales and Calls	467	76	1,080	94	1,667	3,024	0
Available-for-sale Securities [Member]
Schedule of Investments [Line Items]
Proceeds from Sales and Calls	25,972	9,247	100,721	51,395	92,344	20,061	0
Gross Gains on Sales and Calls	467	76	1,080	94	1,667	2,089	0
Income Taxes on Gross Gains	$ 163	$ 27	$ 378	$ 33	$ 583	$ 721	$ 0

Securities (Securities with Unrealized Losses, Presented by Length of Time Securities Have Been in Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 321,318	$ 39,227	$ 40,150
Less than 12 Months Unrealized Loss	(10,144)	(195)	(92)
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	321,318	39,227	40,150
Total Unrealized Loss	(10,144)	(195)	(92)
U.S. Treasury and Agency Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	19,082	19,862	0
Less than 12 Months Unrealized Loss	(918)	(138)	0
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	19,082	19,862	0
Total Unrealized Loss	(918)	(138)	0
Corporate Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value			0
Less than 12 Months Unrealized Loss			0
12 Months or More Fair Value			0
12 Months or More Unrealized Loss			0
Total Fair Value			0
Total Unrealized Loss			0
Obligations of State and Political Subdivisions [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	15,329	1,042	203
Less than 12 Months Unrealized Loss	(530)	(12)	(2)
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	15,329	1,042	203
Total Unrealized Loss	(530)	(12)	(2)
Mortgage-backed Securities - Residential [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	286,907	18,323	39,947
Less than 12 Months Unrealized Loss	(8,696)	(45)	(90)
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	286,907	18,323	39,947
Total Unrealized Loss	(8,696)	(45)	(90)
Equity Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	0	0
Less than 12 Months Unrealized Loss	0	0	0
12 Months or More Fair Value	0	0	0
12 Months or More Unrealized Loss	0	0	0
Total Fair Value	0	0	0
Total Unrealized Loss	$ 0	$ 0	$ 0

Securities - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Business acquisition, effective date of acquisition of American Community Bancorp, Inc.	Jan 1, 2011
Gain recognized on stock held as a result of acquisition	$ 1,045	$ 0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	110
Carrying Value Of Securities Pledged To Secure Repurchase Agreements	$ 70,718		$ 61,744

Derivatives (Derivative Instruments And Hedging Activities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	$ 18,044	$ 6,051	$ 0
Other Assets Interest Rate Swaps Fair Value	508	187	0
Derivative Liability, Notional Amount	18,044	6,051	0
Other Liabilities Interest Rate Swaps Fair Value	$ 355	$ 178	$ 0

Derivatives (Derivative Instruments Consolidated Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member]
Derivative [Line Items]
Included in Interest Income / (Expense)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Included in Other Income / (Expense)	$ 549	$ 0	$ 551	$ 0	$ 163	$ 0	$ 0

Derivatives (Additional Information) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative, Notional Amount	$ 18	$ 6
Offsetting Counterparty Derivative Instruments	$ 18	$ 6

Loans (Components of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Industrial Loans and Leases			$ 335,373			$ 293,172
Commercial Real Estate Loans			488,496			452,071
Agricultural Loans			179,906			167,693
Home Equity Loans			74,437			77,070
Consumer Loans			41,103			47,409
Residential Mortgage Loans			88,586			86,134
Subtotal	1,245,705		1,207,901			1,123,549
Less: Unearned Income	(2,741)		(3,035)			(2,556)
Allowance for Loan Losses	(15,263)	(15,734)	(15,520)	(15,692)	(15,766)	(15,312)	(13,317)	(11,016)
Loans, Net	1,227,701		1,189,346			1,105,681
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial and Industrial Loans and Leases	346,375		335,373
Commercial Real Estate Loans	508,675		488,496
Agricultural Loans	175,958		179,906
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Home Equity Loans	73,232		74,437
Consumer Loans	46,186		41,103
Residential Mortgage Loans	$ 95,279		$ 88,586

Loans (Allowance for Loan Losses by Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	$ 15,734	$ 15,766	$ 15,520	$ 15,312	$ 15,312	$ 13,317	$ 11,016
Provision for Loan Losses	(200)	391	150	1,081	2,412	6,800	5,225
Recoveries	54	51	165	149	326	384	1,290
Loans Charged-off	(325)	(516)	(572)	(850)	(2,530)	(5,189)	(4,214)
Ending Balance	15,263	15,692	15,263	15,692	15,520	15,312	13,317
Commercial and Industrial Loans and Leases [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	4,753	4,460	4,555	3,493	3,493	3,713
Provision for Loan Losses	(452)	312	(257)	1,273	1,150	1,195
Recoveries	10	4	13	49	74	98
Loans Charged-off	(53)	(69)	(53)	(108)	(162)	(1,513)
Ending Balance	4,258	4,707	4,258	4,707	4,555	3,493
Commercial Real Estate Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	8,879	9,234	8,931	9,297	9,297	7,497
Provision for Loan Losses	(53)	(202)	(47)	(144)	1,326	4,265
Recoveries	27	7	78	26	97	139
Loans Charged-off	(217)	(307)	(326)	(447)	(1,789)	(2,604)
Ending Balance	8,636	8,732	8,636	8,732	8,931	9,297
Agricultural Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	766	751	989	926	926	750
Provision for Loan Losses	51	139	(172)	(36)	63	176
Recoveries	0	0	0	0	0	0
Loans Charged-off	0	0	0	0	0	0
Ending Balance	817	890	817	890	989	926
Home Equity Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	118	204	141	258	258	220
Provision for Loan Losses	196	(17)	237	(30)	(32)	287
Recoveries	0	0	0	1	2	6
Loans Charged-off	(1)	(6)	(65)	(48)	(87)	(255)
Ending Balance	313	181	313	181	141	258
Consumer Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	189	196	214	190	190	362
Provision for Loan Losses	43	83	36	129	194	23
Recoveries	16	33	71	64	123	125
Loans Charged-off	(49)	(85)	(122)	(156)	(293)	(320)
Ending Balance	199	227	199	227	214	190
Residential Mortgage Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	300	441	186	402	402	543
Provision for Loan Losses	(16)	(8)	97	71	(47)	340
Recoveries	1	7	3	9	30	16
Loans Charged-off	(5)	(49)	(6)	(91)	(199)	(497)
Ending Balance	280	391	280	391	186	402
Unallocated [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning Balance	729	480	504	746	746	232
Provision for Loan Losses	31	84	256	(182)	(242)	514
Recoveries	0	0	0	0	0	0
Loans Charged-off	0	0	0	0	0	0
Ending Balance	$ 760	$ 564	$ 760	$ 564	$ 504	$ 746

Loans (Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan Losses:
Individually Evaluated for Impairment	$ 4,158			$ 5,323				$ 4,834
Collectively Evaluated for Impairment	10,955			10,109				10,401
Acquired with Deteriorated Credit Quality	150			88				77
Total Ending Allowance Balance	15,263		15,734	15,520		15,692	15,766	15,312		13,317	11,016
Loans:
Loans Individually Evaluated for Impairment	10,923			12,520				16,613
Loans Collectively Evaluated for Impairment	1,229,900			1,189,729				1,096,571
Loans Acquired with Deteriorated Credit Quality	9,851			11,174				16,121
Total Ending Loans Balance	1,250,674	[1]		1,213,423	[2]			1,129,305	[3]
Commercial and Industrial Loans and Leases [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	496			1,279				466
Collectively Evaluated for Impairment	3,762			3,208				3,027
Acquired with Deteriorated Credit Quality	0			68				0
Total Ending Allowance Balance	4,258		4,753	4,555		4,707	4,460	3,493		3,713
Loans:
Loans Individually Evaluated for Impairment	2,511			2,547				3,567
Loans Collectively Evaluated for Impairment	342,557			331,920				287,924
Loans Acquired with Deteriorated Credit Quality	2,231			1,840				2,596
Total Ending Loans Balance	347,299	[1]		336,307	[2]			294,087	[3]
Commercial Real Estate Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	3,662			3,894				4,368
Collectively Evaluated for Impairment	4,824			5,017				4,852
Acquired with Deteriorated Credit Quality	150			20				77
Total Ending Allowance Balance	8,636		8,879	8,931		8,732	9,234	9,297		7,497
Loans:
Loans Individually Evaluated for Impairment	7,467			7,550				13,046
Loans Collectively Evaluated for Impairment	495,213			473,209				427,063
Loans Acquired with Deteriorated Credit Quality	7,333			9,037				13,209
Total Ending Loans Balance	510,013	[1]		489,796	[2]			453,318	[3]
Agricultural Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			150				0
Collectively Evaluated for Impairment	817			839				926
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	817		766	989		890	751	926		750
Loans:
Loans Individually Evaluated for Impairment	945			2,423				0
Loans Collectively Evaluated for Impairment	177,017			180,152				170,513
Loans Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Loans Balance	177,962	[1]		182,575	[2]			170,513	[3]
Home Equity Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			0				0
Collectively Evaluated for Impairment	313			141				258
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	313		118	141		181	204	258		220
Loans:
Loans Individually Evaluated for Impairment	0			0				0
Loans Collectively Evaluated for Impairment	73,486			74,699				77,323
Loans Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Loans Balance	73,486	[1]		74,699	[2]			77,323	[3]
Consumer Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			0				0
Collectively Evaluated for Impairment	199			214				190
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	199		189	214		227	196	190		362
Loans:
Loans Individually Evaluated for Impairment	0			0				0
Loans Collectively Evaluated for Impairment	46,175			41,083				47,431
Loans Acquired with Deteriorated Credit Quality	140			148				164
Total Ending Loans Balance	46,315	[1]		41,231	[2]			47,595	[3]
Residential Mortgage Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			0				0
Collectively Evaluated for Impairment	280			186				402
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	280		300	186		391	441	402		543
Loans:
Loans Individually Evaluated for Impairment	0			0				0
Loans Collectively Evaluated for Impairment	95,452			88,666				86,317
Loans Acquired with Deteriorated Credit Quality	147			149				152
Total Ending Loans Balance	95,599	[1]		88,815	[2]			86,469	[3]
Unallocated [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			0				0
Collectively Evaluated for Impairment	760			504				746
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	760		729	504		564	480	746		232
Loans:
Loans Individually Evaluated for Impairment	0			0				0
Loans Collectively Evaluated for Impairment	0			0				0
Loans Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Loans Balance	$ 0	[1]		$ 0	[2]			$ 0	[3]

[1]	Total recorded investment in loans includes $4,969 in accrued interest.
[2]	Total recorded investment in loans includes $5,522 in accrued interest.
[3]	Total recorded investment in loans includes $5,756 in accrued interest.

Loans (Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Class) (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Accrued interest	$ 4,969	$ 5,522	$ 5,756

Loans (Loans Individually Evaluated for Impairment by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 13,163	[1]		$ 13,163	[1]		$ 15,052	[1]
Recorded Investment	11,276			11,276			12,663
Allowance for Loan Losses Allocated	4,308			4,308			5,411		4,911
Average Recorded Investment	13,028		15,752	13,036		16,040	14,753		18,596		10,166
Interest Income Recognized	134		11	188		23	55		138		78
Cash Basis Recognized	173		11	196		21	50		135		78
Impaired Financing Receivables with No Related Allowance [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,975	[1]		1,975	[1]		108	[1]	1,731	[1]
Recorded Investment	1,995			1,995			87		1,066
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	1,993		100	1,052		377	252		1,107
Interest Income Recognized	0		1	0		2	3		9
Cash Basis Recognized	0		1	1		2	3		9
Impaired Financing Receivables with No Related Allowance [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,674	[1]		3,674	[1]		4,312	[1]	6,991	[1]
Recorded Investment	1,894			1,894			2,154		5,894
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	2,196		6,166	2,183		5,858	4,506		4,438
Interest Income Recognized	0		1	0		5	18		75
Cash Basis Recognized	0		1	0		5	18		75
Impaired Financing Receivables with No Related Allowance [Member] | Agricultural Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	937	[1]		937	[1]		2,126	[1]	0	[1]
Recorded Investment	946			946			2,137		0
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	2,041		145	2,231		73	535		19
Interest Income Recognized	127		2	175		2	2		6
Cash Basis Recognized	168		2	184		2	2		6
Impaired Financing Receivables with No Related Allowance [Member] | Subtotal [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,586	[1]		6,586	[1]		6,546	[1]	8,722	[1]
Recorded Investment	4,835			4,835			4,378		6,960
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	6,230		6,411	5,466		6,308	5,293		5,564
Interest Income Recognized	127		4	175		9	23		90
Cash Basis Recognized	168		4	185		9	23		90
Impaired Financing Receivables with Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance									18,811	[1]
Recorded Investment									16,691
Allowance for Loan Losses Allocated									4,911
Impaired Financing Receivables with Related Allowance [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	566	[1]		566	[1]		2,642	[1]	2,502	[1]
Recorded Investment	516			516			2,581		2,501
Allowance for Loan Losses Allocated	496			496			1,347		466
Average Recorded Investment	522		2,795	1,528		2,818	2,726		3,642
Interest Income Recognized	1		2	2		3	9		11
Cash Basis Recognized	1		2	2		3	8		11
Impaired Financing Receivables with Related Allowance [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,011	[1]		6,011	[1]		5,579	[1]	7,587	[1]
Recorded Investment	5,925			5,925			5,418		7,230
Allowance for Loan Losses Allocated	3,812			3,812			3,914		4,445
Average Recorded Investment	6,276		6,546	6,042		6,914	6,660		9,390
Interest Income Recognized	6		5	11		11	23		37
Cash Basis Recognized	4		5	9		9	19		34
Impaired Financing Receivables with Related Allowance [Member] | Agricultural Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	0	[1]		0	[1]		285	[1]	0	[1]
Recorded Investment	0			0			286		0
Allowance for Loan Losses Allocated	0			0			150		0
Average Recorded Investment	0		0	0		0	74		0
Interest Income Recognized	0		0	0		0	0		0
Cash Basis Recognized	0		0	0		0	0		0
Impaired Financing Receivables with Related Allowance [Member] | Subtotal [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	6,577	[1]		6,577	[1]		8,506	[1]	10,089	[1]
Recorded Investment	6,441			6,441			8,285		9,731
Allowance for Loan Losses Allocated	4,308			4,308			5,411		4,911
Average Recorded Investment	6,798		9,341	7,570		9,732	9,460		13,032
Interest Income Recognized	7		7	13		14	32		48
Cash Basis Recognized	5		7	11		12	27		45
Loans Acquired With Deteriorated Credit Quality With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	0	[1]		0	[1]		45	[1]	48	[1]
Recorded Investment	0			0			25		28
Allowance for Loan Losses Allocated	0			0			0		0
Average Recorded Investment	80		1,029	55		212	26		28
Interest Income Recognized	0		1	0		1	2		4
Cash Basis Recognized	0		1	0		1	2		4
Loans Acquired With Deteriorated Credit Quality With Additional Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	439	[1]		439	[1]		155	[1]	205	[1]
Recorded Investment	353			353			118		77
Allowance for Loan Losses Allocated	150			150			88		77
Average Recorded Investment	363		205	314		77	154		77
Interest Income Recognized	1		0	1		0	6		1
Cash Basis Recognized	$ 1		$ 0	$ 1		$ 0	$ 4		$ 1

[1]	Unpaid Principal Balance is the remaining contractual payments inclusive of partial charge-offs.

Loans (Loans Individually Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average Balance of Impaired Loans During the Year	$ 13,028	$ 15,752	$ 13,036	$ 16,040	$ 14,753	$ 18,596	$ 10,166
Interest Income Recognized During Impairment	134	11	188	23	55	138	78
Interest Income Recognized on Cash Basis	$ 173	$ 11	$ 196	$ 21	$ 50	$ 135	$ 78

Loans (Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days Still On Accrual by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	$ 8,510	$ 10,357	$ 17,857
Loans Past Due 90 Days or More & Still Accruing	102	0	0
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	478	2,480	3,471
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	7,404	7,275	13,289
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Agricultural Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	14	0	0
Loans Past Due 90 Days or More & Still Accruing	102	0	0
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	267	178	90
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	194	167	259
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	153	257	748
Loans Past Due 90 Days or More & Still Accruing	0	0	0
Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-Accrual	474	148	859
Loans Past Due 90 Days or More & Still Accruing	$ 0	$ 0	$ 0

Loans (Aging of Recorded Investment in Past Due Loans by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	$ 1,250,674	[1]	$ 1,213,423	[2]	$ 1,129,305	[3]
30-59 Days Past Due	3,723	[1]	4,508	[2]	3,826	[3]
60-89 Days Past Due	927	[1]	713	[2]	1,164	[3]
90 Days or More Past Due	2,675	[1]	2,964	[2]	8,120	[3]
Total Past Due	7,325	[1]	8,185	[2]	13,110	[3]
Loans Not Past Due	1,243,349	[1]	1,205,238	[2]	1,116,195	[3]
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	347,299	[1]	336,307	[2]	294,087	[3]
30-59 Days Past Due	302		436		220
60-89 Days Past Due	119		133		0
90 Days or More Past Due	429		448		1,141
Total Past Due	850		1,017		1,361
Loans Not Past Due	346,449		335,290		292,726
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	510,013	[1]	489,796	[2]	453,318	[3]
30-59 Days Past Due	206		1,352		381
60-89 Days Past Due	40		0		148
90 Days or More Past Due	1,657		2,063		5,920
Total Past Due	1,903		3,415		6,449
Loans Not Past Due	508,110		486,381		446,869
Agricultural Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	177,962	[1]	182,575	[2]	170,513	[3]
30-59 Days Past Due	0		42		10
60-89 Days Past Due	0		14		0
90 Days or More Past Due	116		0		0
Total Past Due	116		56		10
Loans Not Past Due	177,846		182,519		170,503
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	73,486	[1]	74,699	[2]	77,323	[3]
30-59 Days Past Due	336		177		176
60-89 Days Past Due	98		48		6
90 Days or More Past Due	267		178		90
Total Past Due	701		403		272
Loans Not Past Due	72,785		74,296		77,051
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	46,315	[1]	41,231	[2]	47,595	[3]
30-59 Days Past Due	207		431		287
60-89 Days Past Due	27		23		117
90 Days or More Past Due	53		18		221
Total Past Due	287		472		625
Loans Not Past Due	46,028		40,759		46,970
Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	95,599	[1]	88,815	[2]	86,469	[3]
30-59 Days Past Due	2,672		2,070		2,752
60-89 Days Past Due	643		495		893
90 Days or More Past Due	153		257		748
Total Past Due	3,468		2,822		4,393
Loans Not Past Due	92,131		85,993		82,076
Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Ending Loans Balance	9,851		11,174		16,121
30-59 Days Past Due	0		0		248
60-89 Days Past Due	0		120		56
90 Days or More Past Due	0		0		554
Total Past Due	0		120		858
Loans Not Past Due	$ 9,851		$ 11,054		$ 15,263

[1]	Total recorded investment in loans includes $4,969 in accrued interest.
[2]	Total recorded investment in loans includes $5,522 in accrued interest.
[3]	Total recorded investment in loans includes $5,756 in accrued interest.

Loans (Aging of Recorded Investment in Past Due Loans by Class of Loans) (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accrued interest	$ 4,969	$ 5,522	$ 5,756

Loans (Recorded Investment Of Troubled Debt Restructurings By Class Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Total	$ 6,976		$ 8,492		$ 12,479
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Total	2,455		2,461		3,391
Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Total	4,521		6,031		9,088
Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Total	2,428		370		413
Performing Financing Receivable [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Total	2,033		66		98
Performing Financing Receivable [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Total	395		304		315
Non-Accrual [Member]
Financing Receivable, Modifications [Line Items]
Total	4,548	[1]	8,122	[1]	12,066	[1]
Non-Accrual [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Total	422	[1]	2,395	[1]	3,293	[1]
Non-Accrual [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Total	$ 4,126	[1]	$ 5,727	[1]	$ 8,773	[1]

[1]	The non-accrual troubled debt restructurings are included in the Non-Accrual Loan table presented on previous page.

Loans (Loans By Class Modified As Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Mortgage Loan On Real Estate Number Of Loans	1	0	1	0	2	10
Financing Receivable Modification Pre Modification Recorded Investment	$ 81	$ 0	$ 81	$ 0	$ 9	$ 11,640
Financing Receivable, Modifications, Post-Modification Recorded Investment	118	0	118	0	9	11,349
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Mortgage Loan On Real Estate Number Of Loans	0	0	0	0	2	4
Financing Receivable Modification Pre Modification Recorded Investment	0	0	0	0	9	4,541
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0	0	9	4,499
Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Mortgage Loan On Real Estate Number Of Loans	1	0	1	0	0	6
Financing Receivable Modification Pre Modification Recorded Investment	81	0	81	0	0	7,099
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 118	$ 0	$ 118	$ 0	$ 0	$ 6,850

Loans (Troubled Debt Restructurings, Subsequently Defaulted) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Defaulted payment following modification for troubled debt restructurings	$ 0	$ 0	$ 0	$ 857	$ 1,942	$ 527
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0	0	2	4	1
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Defaulted payment following modification for troubled debt restructurings	0	0	0	565	565	527
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0	0	1	1	1
Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Defaulted payment following modification for troubled debt restructurings	$ 0	$ 0	$ 0	$ 292	$ 1,377	$ 0
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0	0	1	3	0

Loans (Risk Category of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	$ 1,035,274	$ 1,008,678	$ 917,918
Loans Acquired With Deteriorated Credit Quality	9,564	10,877	15,805
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	347,299	336,307	294,087
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	510,013	489,796	453,318
Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	177,962	182,575	170,513
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	965,363	931,366	825,247
Loans Acquired With Deteriorated Credit Quality	318	319	0
Pass [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	319,137	307,997	264,037
Pass [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	472,008	446,639	396,057
Pass [Member] | Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	174,218	176,730	165,153
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	38,697	38,634	47,204
Loans Acquired With Deteriorated Credit Quality	3,525	3,220	2,804
Special Mention [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	16,894	14,441	16,188
Special Mention [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	19,207	21,338	28,272
Special Mention [Member] | Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	2,596	2,855	2,744
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	31,214	38,678	45,467
Loans Acquired With Deteriorated Credit Quality	5,721	7,338	13,001
Substandard [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	11,268	13,869	13,862
Substandard [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	18,798	21,819	28,989
Substandard [Member] | Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	1,148	2,990	2,616
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	0	0	0
Loans Acquired With Deteriorated Credit Quality	0	0	0
Doubtful [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	0	0	0
Doubtful [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	0	0	0
Doubtful [Member] | Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	$ 0	$ 0	$ 0

Loans (Recorded Investment in Home Equity, Consumer and Residential Mortgage Loans Based on Payment Activity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 1,250,674	[1]	$ 1,213,423	[2]	$ 1,129,305	[3]
Loans Acquired With Deteriorated Credit Quality	9,564		10,877		15,805
Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	73,486	[1]	74,699	[2]	77,323	[3]
Loans Acquired With Deteriorated Credit Quality	0		0		0
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	46,315	[1]	41,231	[2]	47,595	[3]
Loans Acquired With Deteriorated Credit Quality	140		148		164
Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	95,599	[1]	88,815	[2]	86,469	[3]
Loans Acquired With Deteriorated Credit Quality	147		149		152
Performing [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	73,219		74,521		77,233
Performing [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	46,121		41,064		47,336
Performing [Member] | Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	95,446		88,558		85,721
Nonperforming [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	267		178		90
Nonperforming [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	194		167		259
Nonperforming [Member] | Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 153		$ 257		$ 748

[1]	Total recorded investment in loans includes $4,969 in accrued interest.
[2]	Total recorded investment in loans includes $5,522 in accrued interest.
[3]	Total recorded investment in loans includes $5,756 in accrued interest.

Loans (Carrying Amount of Loans with Deterioration of Credit Quality) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Carrying amount, Net of Allowance	$ 9,701	$ 11,086	$ 16,044
Loans Acquired with Deteriorated Credit Quality	9,851	11,174	16,121
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	2,231	1,840	2,596
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	7,333	9,037	13,209
Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	0	0	0
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	140	148	164
Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Acquired with Deteriorated Credit Quality	$ 147	$ 149	$ 152

Loans (Accretable Yield, or Income Expected to be Collected) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 208	$ 630	$ 170	$ 967	$ 967	$ 0
New Loans Purchased	0	0	0	0	0	2,042
Accretion of Income	(234)	(241)	(446)	(784)	(1,265)	(1,130)
Reclassifications from Non-accretable Difference	208	0	458	206	468	129
Charge-off of Accretable Yield	0	0	0	0	0	(74)
Ending Balance	$ 182	$ 389	$ 182	$ 389	$ 170	$ 967

Loans (Schedule Of Loans Given To Immediate Family Member Of Management Or Principal Owner) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Balance, January 1,2012	$ 6,994
Additions	7,419
Changes in Persons Included	119
Deductions, Collected	(5,530)
Deductions, Charged-off	0
Balance, December 31, 2012	$ 9,002

Loans (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Specific reserves to customers whose loan terms have been modified in troubled debt restructurings	$ 34	$ 108	$ 34	$ 108	$ 0	$ 1,945
Charge-offs due to troubled debt restructurings	0	0	0	0	0	834
Provision for Loan Losses	270	(200)	379	633	2,230	4,226
Allowance for Loan and Lease Losses, Period Increase (Decrease)	(210)	0	(210)	0
Carrying amount, Net of Allowance	9,701		9,701		11,086	16,044
Troubled Debt Restructuring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan Losses					88	77
Allowance for Loan and Lease Losses, Period Increase (Decrease)	70		61
Subsequently Defaulted [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Specific reserves to customers whose loan terms have been modified in troubled debt restructurings	0		0		12	500
Charge-offs due to troubled debt restructurings					$ 306	$ 500

Premises, Furniture, and Equipment (Schedule Of Premises, Furniture And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 7,948	$ 7,878
Buildings and Improvements	43,706	41,850
Furniture and Equipment	19,584	19,944
Total Premises, Furniture and Equipment	71,238	69,672
Less: Accumulated Depreciation	(34,684)	(31,966)
Total	$ 36,554	$ 37,706

Premises, Furniture, and Equipment (Schedule Of Capital Leased Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital Leases	$ 2,442	$ 2,442
Less: Accumulated Depreciation	(344)	(223)
Total	$ 2,098	$ 2,219

Premises, Furniture, and Equipment (Schedule Of Future Minimum Lease Payments Under The Capitalized Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
2013	$ 348
2014	348
2015	348
2016	348
2017	348
Thereafter	4,378
Total minimum lease payments	6,118
Less: Amount representing interest	(3,796)
Present Value of Net Minimum Lease Payments	$ 2,322

Premises, Furniture, and Equipment (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 2,941	$ 3,261	$ 2,872

Deposits (Schedule Of Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2013		$ 172,507
2014		28,969
2015		42,312
2016		67,050
2017		18,317
Thereafter		28
Total	$ 327,673	$ 329,183	$ 374,279

Deposits (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100 or More, Total	$ 95,761	$ 100,616

FHLB Advances and Other Borrowings (Borrowings, Debt and Repurchase Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Borrowings And Advances [Line Items]
Long-term Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities		$ 51,526	$ 51,642
Term Loans		1,500	3,000
Junior Subordinated Debentures assumed from American Community Bancorp, Inc.		4,874	4,724
Subordinated Debentures		29,250	29,250
Capital Lease Obligations		2,322	2,358
Long-term Borrowings		89,472	90,974
Overnight Variable Rate Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities		48,500	3,500
Federal Funds Purchased		5,400	0
Repurchase Agreements		17,634	36,519
Short-term Borrowings		71,534	40,019
Total Borrowings	$ 175,640	$ 161,006	$ 130,993

FHLB Advances and Other Borrowings (Additional Collateral Based On The Value Of The Underlying Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Average Daily Balance During the Year	$ 19,813	$ 34,243
Average Interest Rate During the Year	0.23%	0.31%
Maximum Month-end Balance During the Year	$ 24,220	$ 43,514
Weighted Average Interest Rate at Year-end	0.20%	0.25%

FHLB Advances and Other Borrowings (Scheduled Principal Payments On Long - Term Borrowings, Excluding The Capitalized Lease Obligation And Acquired Subordinated Debentures) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturity [Line Items]
2013	$ 20,043
2014	31,539
2015	42
2016	45
2017	749
Thereafter	29,858
Total	$ 82,276

FHLB Advances and Other Borrowings (Term Of Issuance Of Securities Debenture) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acb Trust One [Member]
Debt Instrument [Line Items]
Date of Issuance	May 6, 2005
Issuance Amount	$ 5,155
Carrying Amount at December	3,094
Variable Rate	90 day LIBOR + 2.15%
Rate as of December	2.46%	2.73%
Maturity Date	May 1, 2035
Acb Trust Two [Member]
Debt Instrument [Line Items]
Date of Issuance	Jul 15, 2005
Issuance Amount	3,093
Carrying Amount at December	$ 1,780
Variable Rate	90 day LIBOR + 1.85%
Rate as of December	2.16%	2.35%
Maturity Date	Jul 1, 2035

FHLB Advances and Other Borrowings (Additional Information) (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2009 Public Issue [Member]	Dec. 31, 2012 Other Bank [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	0.39%	2.12%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	7.22%	7.22%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Conversion Features	Of the $51.5 million, $30.0 million or 58% of the advances contained options whereby the FHLB may convert the fixed rate advance to an adjustable rate advance, at which time the Company may prepay the advance without penalty.	Of the $51.6 million, $40.0 million or 78% of the advances contained options whereby the FHLB may convert the fixed rate advance to an adjustable rate advance, at which time the Company may prepay the advance without penalty.
Line of Credit Facility, Expiration Date					Jan 1, 2014	Sep 30, 2012
Line of Credit Facility, Frequency of Payment and Payment Terms					90-day	90-day
Line of Credit Facility, Interest Rate During Period				1.35%	3.00%	3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.35%	0.35%
Subordinated Debt	$ 29,250,000	$ 29,250,000	$ 19,300,000	$ 10,000,000	$ 29,300,000
Tier Two Percentage Of Subordinated Debt	20.00%	40.00%
Subordinated Borrowing, Interest Rate	8.00%
Junior Subordinated Debt For Tier One Capital Purposes	4,725,000	4,476,000
Short-term Debt, Weighted Average Interest Rate	0.20%	0.25%
Long-Term Debt	89,472,000	90,974,000			1,500,000	3,000,000
Line of Credit Facility, Amount Outstanding						$ 5,000,000

Shareholders��� Equity (Schedule Of Consolidated And Affiliate Bank Actual Capital And Minimum Required Levels) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount of Total Capital (to Risk Weighted Assets)	$ 194,990	$ 177,303
Actual Amount of Tier 1 Capital (to Risk Weighted Assets)	158,198	138,741
Actual Amount of Tier 1 Capital (to Average Assets)	158,198	138,741
Actual Ratio of Total Capital (to Risk Weighted Assets)	13.70%	13.52%
Actual Ratio of Tier 1 Capital (to Risk Weighted Assets)	11.12%	10.58%
Actual Ratio of Tier 1 Capital (to Average Assets)	8.18%	7.46%
Minimum Required For Capital Adequacy Purposes: Amount, Total Capital	113,859	104,883
Minimum Required For Capital Adequacy Purposes: Amount, Tier 1 Capital (to Risk Weighted Assets)	56,930	52,442
Minimum Required For Capital Adequacy Purposes: Amount, Tier 1 Capital (to Average Assets)	77,317	74,436
Minimum Required For Capital Adequacy Purposes: Ratio, Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Minimum Required For Capital Adequacy Purposes: Ratio, Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Minimum Required For Capital Adequacy Purposes: Ratio, Tier 1 Capital (to Average Assets)	4.00%	4.00%
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Total Capital (to Risk Weighted Assets)	0	0
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Tier 1 Capital (to Risk Weighted Assets)	0	0
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Tier 1 Capital (to Average Assets)	0	0
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Total Capital (to Risk Weighted Assets)	0.00%	0.00%
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Tier 1 Capital (to Risk Weighted Assets)	0.00%	0.00%
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Tier 1 Capital (to Average Assets)	0.00%	0.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount of Total Capital (to Risk Weighted Assets)	167,904	158,522
Actual Amount of Tier 1 Capital (to Risk Weighted Assets)	152,384	143,210
Actual Amount of Tier 1 Capital (to Average Assets)	152,384	143,210
Actual Ratio of Total Capital (to Risk Weighted Assets)	11.83%	12.14%
Actual Ratio of Tier 1 Capital (to Risk Weighted Assets)	10.74%	10.97%
Actual Ratio of Tier 1 Capital (to Average Assets)	7.91%	7.72%
Minimum Required For Capital Adequacy Purposes: Amount, Total Capital	113,523	104,462
Minimum Required For Capital Adequacy Purposes: Amount, Tier 1 Capital (to Risk Weighted Assets)	56,762	52,231
Minimum Required For Capital Adequacy Purposes: Amount, Tier 1 Capital (to Average Assets)	77,025	74,160
Minimum Required For Capital Adequacy Purposes: Ratio, Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Minimum Required For Capital Adequacy Purposes: Ratio, Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Minimum Required For Capital Adequacy Purposes: Ratio, Tier 1 Capital (to Average Assets)	4.00%	4.00%
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Total Capital (to Risk Weighted Assets)	141,904	130,577
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Tier 1 Capital (to Risk Weighted Assets)	85,142	78,346
Minimum RequiredTo Be Well- Capitalized Under Prompt Corrective Action Regulations: Amount, Tier 1 Capital (to Average Assets)	$ 96,281	$ 92,700
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Total Capital (to Risk Weighted Assets)	10.00%	10.00%
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Tier 1 Capital (to Risk Weighted Assets)	6.00%	6.00%
Minimum Required To Be Well- Capitalized Under Prompt Corrective Action Regulations: Ratio, Tier 1 Capital (to Average Assets)	5.00%	5.00%

Shareholders��� Equity (Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding at Beginning of Period	129,109
Number of Options Granted	0
Number of Options Exercised	(48,089)
Number of Options Forfeited	0
Number of Options Expired	(1,103)
Number of Options Outstanding & Exercisable at End of Period	79,917
Weighted Average Price of Options Outstanding at Beginning of Period	$ 17.06
Weighted Average Price of Options Granted	$ 0
Weighted Average Price of Options Exercised	$ 17.65
Weighted Average Price of Options Forfeited	$ 0
Weighted Average Price of Options Expired	$ 14.92
Weighted Average Price of Options Outstanding & Exercisable at End of Period	$ 16.73
Weighted Average Life of Options (in years) Outstanding & Exercisable at End of Period	3 years 11 months 8 days
Aggregate Intrinsic Value Outstanding at Beginning of Period	$ 0
Aggregate Intrinsic Value Outstanding & Exercisable at End of Period	$ 399

Shareholders��� Equity (Schedule Of Stock Option Under Equity Incentive Plan) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic Value of Options Exercised	$ 203	$ 28	$ 46
Cash Received from Option Exercises	$ 0	$ 0	$ 0
Tax Benefit of Option Exercises	$ 78	$ 12	$ 19
Weighted Average Fair Value of Options Granted	$ 0	$ 0	$ 0

Shareholders��� Equity (Expense Recorded For Restricted Stock And Cash Entitlements) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Expense	$ 85	$ 141	$ 170	$ 308	$ 628	$ 636	$ 405
Cash Entitlement Expense	54	133	108	293	588	564	380
Tax Effect	(56)	(111)	(112)	(243)	(493)	(475)	(311)
Net of Tax	$ 83	$ 163	$ 166	$ 358	$ 723	$ 725	$ 474

Shareholders��� Equity (Schedule Restricted Stock Grants Outstanding) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding at Beginning of Period	0
Number of Shares Granted	37,742
Number of Shares Issued and Vested	(30,137)
Number of Shares Forfeited	(2,622)
Number of Shares Outstanding at End of Period	4,983
Weighted Average Market Price at Grant Outstanding at Beginning of Period	$ 0
Weighted Average Market Price at Grant Granted	$ 20.74
Weighted Average Market Price at Grant Issued and Vested	$ 20.54
Weighted Average Market Price at Grant Forfeited	$ 20.55
Weighted Average Market Price at Grant Outstanding at End of Period	$ 22.07

Shareholders' Equity (Additional Information) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 26, 2001
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	481,791		481,791
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date	95.00%		95.00%
Common Stock, Authorized Shares Repurchase				607,754
Stock Repurchase Program Cumulative Number Of Shares Repurchased	334,965		334,965
Schedule Of Share Based Compensation Restricted Stock and Restricted Stock Vested In Percentage	100.00%		100.00%
Schedule Of Share Based Compensation Restricted Stock and Restricted Stock Grant During Period Percentage	50.00%		50.00%
Schedule Of Share Based Compensation Restricted Stock and Restricted Stock Cash Credit Entitlement Percentage	50.00%		50.00%
Unrecognized Stock Expenses In Restricted Stock	$ 1,112	$ 601	$ 101
Restricted Share Grants (in shares)	29,170	30,019
Share Based Compensation Arrangement By Share Based Payment Award Options Vested In Period Percentage	33.30%
Bank [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Retained Earnings, Unappropriated			$ 26,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	500,000		500,000

Stock Repurchase Plan (Additional Information) (Details)	Jun. 30, 2013	Dec. 31, 2012	Apr. 26, 2001
Common stock, authorized shares repurchase			607,754
Common stock, total shares repurchased	334,965	334,965

Employee Benefit Plans (Schedule of Accumulated Plan Benefit Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Benefit Obligation:
Obligation at Beginning of Year	$ 734	$ 712
Interest Cost	27	32	34
Benefits Paid	(33)	(33)
Actuarial (Gain) Loss	109	23
Obligation at End of Year	837	734	712
Changes in Plan Assets:
Fair Value at Beginning of Year	353	319
Actual Return on Plan Assets	1	1
Employer Contributions	78	66
Benefits Paid	(33)	(33)
Fair Value at End of Year	399	353	319
Funded Status at End of Year	(438)	(381)
Net Loss (Gain)	360	280
Prior Service Cost	13	14
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax, Total	$ 373	$ 294

Employee Benefit Plans(Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Interest Cost	$ 27	$ 32	$ 34
Expected Return on Assets	(1)	(2)	(3)
Amortization of Transition Amount	0	0	0
Amortization of Prior Service Cost	1	1	(3)
Recognition of Net Loss	30	31	25
Net Periodic Benefit Cost	57	62	53
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments [Abstract]
Net Loss During the Period	110	24	43
Amortization of Unrecognized Loss	(30)	(30)	(25)
Amortization of Transition Cost	0	0	0
Amortization of Prior Service Cost	(1)	(1)	3
Total Recognized in Other Comprehensive Income	79	(7)	21
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$ 136	$ 55	$ 74

Employee Benefit Plans (Schedule Of Assumptions Used In Determining Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Weighted Average Discount Rate [Line Items]
Discount Rate	3.25%		3.75%		4.60%
Rate of Compensation Increase		[1]		[1]		[1]
Net Periodic Benefit Cost, Discount Rate	3.75%		4.60%		5.29%
Expected Return on Plan Assets	0.25%		0.50%		1.00%
Rate of Compensation Increase		[1]		[1]		[1]

[1]	Benefits under the plan were suspended in 1998; therefore, the weighted-average rate of increase in future compensation levels was not applicable for all years presented.

Employee Benefit Plans (Schedule Of Assumptions Used In Determining Net Periodic Pension Cost) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Defined Benefit Plan, Actual Plan Asset Allocations		100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Defined Benefit Plan, Actual Plan Asset Allocations		100.00%	28.00%
Certificates of Deposit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Defined Benefit Plan, Actual Plan Asset Allocations		0.00%	72.00%

Employee Benefit Plans (Schedule Of Asset Allocation Of Retirement Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Obligation at Beginning of Year	$ 734	$ 712
Unrecognized Loss (Gain)	109	23
Components of Net Periodic Postretirement Benefit Cost
Interest Cost	27	32	34
Benefits Paid	(33)	(33)
Obligation at End of Year	837	734	712
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation at Beginning of Year	624	560
Unrecognized Loss (Gain)	43	57
Components of Net Periodic Postretirement Benefit Cost
Service Cost	35	28
Interest Cost	24	25
Benefits Paid	(35)	(46)
Obligation at End of Year	$ 691	$ 624

Employee Benefit Plan (Changes in Accumulated Postretirement Benefits Obligations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Interest Cost			$ 27	$ 32	$ 34
Total Recognized in Net Postretirement Benefit Expense and Other Comprehensive Income	0	0
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost			35	28
Interest Cost			24	25
Net Postretirement Benefit Expense			59	53
Net Gain During Period Recognized in Other Comprehensive Income			0	0
Total Recognized in Net Postretirement Benefit Expense and Other Comprehensive Income			$ 59	$ 53

Employee Benefit Plan (Assumptions Used to Determine Net Periodic Cost and Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.75%	4.60%	5.29%
Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.41%	3.98%	4.72%

Employee Benefit Plan (Assumption of Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Health Care Cost Trend Rate Assumed for Next Year	8.00%	8.00%
Rate that the Cost Trend Rate Gradually Declines to	4.50%	4.50%
Year that the Rate Reaches the Rate it is Assumed to Remain at	2019	2018

Employee Benefit Plan (Schedule of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect on Total of Service and Interest Cost Point Increase	$ 5
Effect on Postretirement Benefit Obligation Point Increase	43
Effect on Total of Service and Interest Cost Point Decrease	(4)
Effect on Postretirement Benefit Obligation Point Decrease	$ (39)

Employee Benefit Plan (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 123
2014	44
2015	58
2016	129
2017	34
2018-2022	265
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	50
2014	42
2015	50
2016	48
2017	60
2018-2022	$ 357

Employee Benefit Plan (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Pension Plan, Defined Benefit [Member]	Dec. 31, 2012 Deffered Compensation Plan [Member]	Dec. 31, 2011 Deffered Compensation Plan [Member]	Dec. 31, 2010 Deffered Compensation Plan [Member]	Dec. 31, 2013 Other Pension Plan, Postretirement or Supplemental Plans, Defined Benefit [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]	Dec. 31, 2010 Officer [Member]	Dec. 31, 2012 Director And Officer [Member]	Dec. 31, 2011 Director And Officer [Member]	Dec. 31, 2010 Director And Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Contributions	$ 78	$ 66			$ 777	$ 717	$ 608
Annual Losses Per Individual	125
Cliams Charges To Earnings	1,799	1,620	1,489
Defined Benefit Plan, Benefit Obligation									298	456		2,003	2,240
Deferred Compensation Arrangement with Individual, Compensation Expense									0	72	135	170	183	223
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year				80				50
Defined Benefit Plan, Accumulated Benefit Obligation	837	734
Pension and Other Postretirement Benefit Plans, Amounts That Will Be Amortized From Accumulated Other Comprehensive Income (Loss) In Next Fiscal Year	$ 46	$ 2	$ 0

Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal					$ 9,649	$ 3,333	$ 6,147
Current State					568	184	480
Deferred Federal					260	4,241	(686)
Deferred State					192	(32)	(318)
Total	$ 3,229	$ 2,701	$ 5,743	$ 5,229	$ 10,669	$ 7,726	$ 5,623

Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision Income Tax [Line Items]
Statutory Rate Times Pre-tax Income					$ 12,153	$ 9,791	$ 6,660
Add (Subtract) the Tax Effect of:
Income from Tax-exempt Loans and Investments					(1,007)	(780)	(533)
State Income Tax, Net of Federal Tax Effect					494	99	105
General Business Tax Credits					(547)	(370)	(365)
Company Owned Life Insurance					(341)	(385)	(282)
Gain on American Community Bancorp, Inc, Stock					0	(366)	0
Other Differences					(83)	(263)	38
Total	$ 3,229	$ 2,701	$ 5,743	$ 5,229	$ 10,669	$ 7,726	$ 5,623

Income Taxes (Schedule of Net Deferred Tax Liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets:
Allowance for Loan Losses	$ 5,845	$ 5,596
Deferred Compensation and Employee Benefits	1,282	1,355
Other-than-temporary Impairment	443	443
Accrued Expenses	646	705
Business Combination Fair Value Adjustments	0	985
Pension and Postretirement Plans	195	149
Other Real Estate Owned	140	100
Non-Accrual Loan Interest Income	254	3
General Business Tax Credits	0	25
Net Operating Loss Carryforward	0	72
Other	279	337
Total Deferred Tax Assets	9,084	9,770
Deferred Tax Liabilities:
Depreciation	(1,419)	(1,520)
Leasing Activities, Net	(7,753)	(7,612)
Unrealized Appreciation on Securities	(5,915)	(5,949)
FHLB Stock Dividends	(336)	(333)
Prepaid Expenses	(516)	(431)
Intangibles	(359)	(861)
Deferred Loan Fees	(394)	(350)
Business Combination Fair Value Adjustments	(333)	0
General Business Tax Credits	(7)	0
Other	(255)	(181)
Total Deferred Tax Liabilities	(17,287)	(17,237)
Valuation Allowance	(45)	(45)
Net Deferred Tax Liability	$ (8,248)	$ (7,512)

Income Taxes (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision Income Tax [Line Items]
Tax Basis of Investments, Cost for Income Tax Purposes	$ 2,995
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	$ 1,048
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%

Lease Commitments (Schedule Of Future Minimum Lease Payments For Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 462
2014	392
2015	324
2016	259
2017	184
Thereafter	1,637
Total	$ 3,258

Lease Commitments (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense, Net	$ 486	$ 413	$ 385

Commitments and Off-balance Sheet Items (Summary Of Commitments And Contingent Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to Fund Loans [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	$ 52,461	$ 39,298
Variable Rates	326,173	307,086
Commitments to Fund Loans [Member] | Consumer Lines [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	6,013	3,498
Variable Rates	137,668	126,807
Commitments to Fund Loans [Member] | Commercial Operating Lines [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	13,444	5,341
Variable Rates	187,829	179,790
Commitments to Fund Loans [Member] | Residential Mortgage Backed Securities [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	33,004	30,459
Variable Rates	676	489
Commitments to Sell Loans [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	52,511	55,098
Variable Rates	0	0
Standby Letters Of Credit [Member]
Commitments And Contingent Liabilities [Line Items]
Fixed Rates	1,408	850
Variable Rates	$ 4,279	$ 4,559

Commitments and Off-balance Sheet Items (Additional Information) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Loans and Leases Receivable Fixed Commitment Interest Rates	2.25%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Loans and Leases Receivable Fixed Commitment Interest Rates	18.00%

Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] U.S. Treasury and Agency Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Corporate Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Corporate Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Corporate Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Obligations of State and Political Subdivisions [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mortgage-backed Securities - Residential [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] U.S. Treasury and Agency Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Corporate Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Corporate Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Corporate Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Obligations of State and Political Subdivisions [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mortgage-backed Securities - Residential [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] U.S. Treasury and Agency Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Corporate Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Corporate Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Corporate Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Obligations of State and Political Subdivisions [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Mortgage-backed Securities - Residential [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Treasury and Agency Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Corporate Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Corporate Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Corporate Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Obligations of State and Political Subdivisions [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Mortgage-backed Securities - Residential [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Equity Securities [Member]
Assets:
Securities	$ 612,569	$ 587,602	$ 516,844	$ 7,665	$ 22,361	$ 23,472	$ 6,422	$ 0	$ 0	$ 1,005	$ 78,765	$ 76,485	$ 64,799	$ 510,679	$ 486,912	$ 443,934	$ 764	$ 733	$ 684	$ 411	$ 380	$ 331	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 411	$ 380	$ 331	$ 600,366	$ 574,700	$ 511,080	$ 22,361	$ 23,472	$ 6,422	$ 0	$ 0	$ 0	$ 67,326	$ 64,316	$ 60,724	$ 510,679	$ 486,912	$ 443,934	$ 0	$ 0	$ 0	$ 11,792	$ 12,522	$ 5,433	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,005	$ 11,439	$ 12,169	$ 4,075	$ 0	$ 0	$ 0	$ 353	$ 353	$ 353
Loans Held-for-Sale	19,435	16,641	21,485																	0	0	0																19,435	16,641	21,485																0	0	0
Derivative Assets	508	187	0																	0	0	0																508	187	0																0	0	0
Derivative Liabilities	$ 355	$ 178	$ 0																	$ 0	$ 0	$ 0																$ 355	$ 178	$ 0																$ 0	$ 0	$ 0

Fair Value (Reconciliation of all Assets Measured at Fair Value on Recurring Basis, Using Significant Unobservable Inputs (Level 3)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Ending Balance of Recurring Level 3 Assets		$ 0		$ 0
Obligations of State and Political Subdivisions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance of Recurring Level 3 Assets	11,728	4,075	12,169	4,075	4,075	0
Total Gains or Losses (realized/unrealized) Included in Earnings	(129)	51	(150)	51	156	0
Maturities / Calls	(160)	0	(580)	(697)	0	0
Purchases	0	7,665	0	7,665	7,938	4,075
Ending Balance of Recurring Level 3 Assets	11,439	11,791	11,439	11,791	12,169	4,075
Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance of Recurring Level 3 Assets	353	353	353	353	353	353
Total Gains or Losses (realized/unrealized) Included in Earnings	0	0	0	0	0	0
Maturities / Calls	0	0	0	0	0	0
Purchases	0	0	0	0	0	0
Ending Balance of Recurring Level 3 Assets	353	353	353	353	353	353
Corporate Securities [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance of Recurring Level 3 Assets	0	0	0	1,005	1,005	0
Total Gains or Losses (realized/unrealized) Included in Earnings	0	0	0	0	0	0
Maturities / Calls	0	0	0	(1,005)	(1,005)	0
Purchases	0	0	0	0	0	1,005
Ending Balance of Recurring Level 3 Assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,005

Fair Value (Assets and Liabilities Measured at Fair Value on Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets			$ 2,035
Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets			2,783
Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets			0
Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets			250
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	20	1,231
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	2,101	1,497
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	135
Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	723	150
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	20	1,231	2,035
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	2,101	1,497	2,783
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	135	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	723	150	250
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	$ 0	$ 0	$ 0

Fair Value (Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended		6 Months Ended				6 Months Ended				6 Months Ended
	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial and Industrial Loans and Leases [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial and Industrial Loans and Leases [Member] Minimum [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial and Industrial Loans and Leases [Member] Maximum [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial and Industrial Loans and Leases [Member] Weighted Average [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial Real Estate Loans [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial Real Estate Loans [Member] Minimum [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial Real Estate Loans [Member] Maximum [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial Real Estate Loans [Member] Weighted Average [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Agricultural Loans [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Agricultural Loans [Member] Weighted Average [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial and Industrial Loans and Leases [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial and Industrial Loans and Leases [Member] Minimum [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial and Industrial Loans and Leases [Member] Maximum [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial and Industrial Loans and Leases [Member] Weighted Average [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Minimum [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Maximum [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Weighted Average [Member]	Jun. 30, 2013 Other Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member]	Jun. 30, 2013 Other Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Minimum [Member]	Jun. 30, 2013 Other Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Maximum [Member]	Jun. 30, 2013 Other Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 1,231				$ 1,497				$ 135		$ 20				$ 2,101				$ 723
Valuation Technique(s)	Sales comparison approach				Sales comparison approach Income approach Cost approach				Sales comparison approach Income approach		Sales comparison approach				Sales comparison approach Income approach Cost approach				Sales comparison approach Income approach Cost approach
Unobservable Input(s)	Adjustment for differences between the comparable sales				Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property Adjustment for investor rates of return				Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property		Adjustment for differences between the comparable sales				Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property Adjustment for investor rates of return				Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the Property Adjustment for investor rates of return
Weighted Average		4.00%	68.00%	8.00%		15.00%	78.00%	48.00%	76.00%	76.00%		10.00%	90.00%	22.00%		15.00%	78.00%	57.00%		2.00%	50.00%	29.00%

Fair Value (Carrying Amounts and Estimated Fair Values of Company's Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Securities Held-to-Maturity	$ 268	$ 346	$ 690
FHLB Stock and Other Restricted Stock	8,340	8,340	8,340
Loans, Net	1,227,701	1,189,346	1,105,681
Financial Liabilities:
Time Deposits	(327,673)	(329,183)	(374,279)
Short-term Borrowings		(71,534)	(40,019)
Long-term Debt		(89,472)	(90,974)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets:
Cash and Short-term Investments	28,390	41,624
Securities Held-to-Maturity	0	0
FHLB Stock and Other Restricted Stock	0	0
Loans, Net	0	0
Accrued Interest Receivable	0	0
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,311,748)
Time Deposits	0	0
Short-term Borrowings	0	0
Long-term Debt	0	0
Accrued Interest Payable	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Cash and Short-term Investments	11,358	10,170
Securities Held-to-Maturity	271	351
FHLB Stock and Other Restricted Stock	0	0
Loans, Net	0	0
Accrued Interest Receivable	1,762	1,893
Financial Liabilities:
Demand, Savings, and Money Market Deposits	0	0
Time Deposits	(330,899)	(333,170)
Short-term Borrowings	(106,905)	(71,534)
Long-term Debt	(64,982)	(66,892)
Accrued Interest Payable	(741)	(829)
Significant Unobservable Inputs (Level 3) [Member]
Financial Assets:
Cash and Short-term Investments	0	0
Securities Held-to-Maturity	0	0
FHLB Stock and Other Restricted Stock	0	0
Loans, Net	1,233,278	1,199,566
Accrued Interest Receivable	5,124	5,526
Financial Liabilities:
Demand, Savings, and Money Market Deposits	0	0
Time Deposits	0	0
Short-term Borrowings	0	0
Long-term Debt	(4,771)	(28,872)
Accrued Interest Payable	(76)	(446)
Commitments to Extend Credit [Member]
Unrecognized Financial Instruments:
Financial Instruments with Off-Balance Sheet Risk, carrying value	0	0	0
Financial Instruments with Off-Balance Sheet Risk, fair value	0	0	0
Standby Letters of Credit [Member]
Unrecognized Financial Instruments:
Financial Instruments with Off-Balance Sheet Risk, carrying value	0	0	0
Financial Instruments with Off-Balance Sheet Risk, fair value	0	0	0
Commitments to Sell Loans [Member]
Unrecognized Financial Instruments:
Financial Instruments with Off-Balance Sheet Risk, carrying value	0	0	0
Financial Instruments with Off-Balance Sheet Risk, fair value	0	0	0
Carrying Value [Member]
Financial Assets:
Cash and Short-term Investments	39,748	51,794	67,089
Securities Held-to-Maturity	268	346	690
FHLB Stock and Other Restricted Stock	8,340	8,340	8,340
Loans, Net	1,225,580	1,186,483	1,100,863
Accrued Interest Receivable	6,886	7,419	7,793
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,311,748)	(1,181,919)
Time Deposits	(327,673)	(329,183)	(374,279)
Short-term Borrowings	(106,905)	(71,534)	(40,019)
Long-term Debt	(68,735)	(89,472)	(90,974)
Accrued Interest Payable	(817)	(1,275)	(1,884)
Fair Value [Member]
Financial Assets:
Cash and Short-term Investments	39,748	51,794	67,089
Securities Held-to-Maturity	271	351	697
FHLB Stock and Other Restricted Stock	0	0	0
Loans, Net	1,233,278	1,199,566	1,111,532
Accrued Interest Receivable	6,886	7,419	7,793
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,311,748)	(1,181,919)
Time Deposits	(330,899)	(333,170)	(380,584)
Short-term Borrowings	(106,905)	(71,534)	(40,019)
Long-term Debt	(69,753)	(95,764)	(96,047)
Accrued Interest Payable	$ (817)	$ (1,275)	$ (1,884)

Fair Value (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	$ 612,569		$ 612,569		$ 587,602	$ 516,844
Loan held for sale, at fair value	19,435		19,435		16,641	21,485
Contractual principal balance of Loan held for sale	19,197		19,197		16,413	21,225
Difference in amount of loan held for sale	238		238		228	260
Impaired loans, carrying amount	6,429		6,429		8,274	9,729
Valuation allowance for loans losses	4,308		4,308		5,411	4,911
Provision for Loan Losses	270	(200)	379	633	2,230	4,226
Other real estate, carrying value	723		723		150	250
Maturity duration of short-term borrowing					90 days
Cost of Real Estate Sales	94		301		100	150
Interest Income Securities Measured At Fair Value					1
Other Changes Measured In Fair Value	129	51	150	51	155
Provision For Loan And Lease Losses	(200)	391	150	1,081	2,412	6,800	5,225
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities		7,665		7,665
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	78,765		78,765		76,485	64,799
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	764		764		733	684
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	11,792		11,792		12,522	5,433
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	11,439		11,439		12,169	4,075
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	$ 353		$ 353		$ 353	$ 353

Segment Information (Segment Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Interest Income	$ 16,712	$ 16,594	$ 16,393	$ 16,649	$ 16,612	$ 16,407	$ 16,203	$ 16,264	$ 15,107	$ 32,937	$ 33,261	$ 66,248	$ 63,981	$ 48,671
Net Gains on Sales of Loans	809			676						1,563	1,389	3,234	2,381	2,160
Net Gains on Securities	467			76						1,080	94	1,667	3,024	0
Trust and Investment Product Fees	814			664						1,631	1,360	2,657	2,145	1,582
Insurance Revenues	1,379			1,358						3,163	2,749	5,524	5,819	5,347
Noncash Items:
Provision for Loan Losses	(200)			391						150	1,081	2,412	6,800	5,225
Depreciation and Amortization	1,125			1,243						2,224	2,499	4,688	5,139	3,720
Income Tax Expense (Benefit)	3,229			2,701						5,743	5,229	10,669	7,726	5,623
Segment Profit (Loss)	6,532	6,194	6,292	5,967	5,602	5,573	5,167	4,864	4,645	12,341	11,569	24,055	20,249	13,405
Segment Assets	2,010,612	2,006,300				1,873,767				2,010,612		2,006,300	1,873,767	1,375,888
Core Banking [Member]
Segment Reporting Information [Line Items]
Net Interest Income	17,004			17,163						33,768	34,304	68,311	66,099	50,460
Net Gains on Sales of Loans	809			676						1,563	1,389	3,234	2,381	2,160
Net Gains on Securities	467			76						1,080	94	1,667	2,089	0
Trust and Investment Product Fees	1			2						4	3	5	3	2
Insurance Revenues	6			6						15	16	23	67	61
Noncash Items:
Provision for Loan Losses	(200)			391						150	1,081	2,412	6,800	5,225
Depreciation and Amortization	973			1,095						1,923	2,204	4,099	4,481	2,865
Income Tax Expense (Benefit)	3,626			2,980						6,370	5,855	11,999	9,171	7,181
Segment Profit (Loss)	6,833			6,227						12,681	12,159	25,118	20,855	15,325
Segment Assets	2,019,229	2,006,992				1,875,417				2,019,229		2,006,992	1,875,417	1,368,348
Trust and Investment Advisory Services [Member]
Segment Reporting Information [Line Items]
Net Interest Income	6			7						11	10	21	16	8
Net Gains on Sales of Loans	0			0						0	0	0	0	0
Net Gains on Securities	0			0						0	0	0	0	0
Trust and Investment Product Fees	813			663						1,628	1,359	2,657	2,147	1,585
Insurance Revenues	6			9						19	27	36	13	26
Noncash Items:
Provision for Loan Losses	0			0						0	0	0	0	0
Depreciation and Amortization	8			5						15	10	24	26	29
Income Tax Expense (Benefit)	(24)			(10)						(26)	(58)	(187)	(353)	(259)
Segment Profit (Loss)	(41)			(20)						(49)	(97)	(298)	(545)	(385)
Segment Assets	11,548	11,551				11,801				11,548		11,551	11,801	2,193
Insurance [Member]
Segment Reporting Information [Line Items]
Net Interest Income	5			10						12	17	34	22	27
Net Gains on Sales of Loans	0			0						0	0	0	0	0
Net Gains on Securities	0			0						0	0	0	0	0
Trust and Investment Product Fees	0			0						0	0	0	0	0
Insurance Revenues	1,367			1,343						3,129	2,706	5,465	5,755	5,282
Noncash Items:
Provision for Loan Losses	0			0						0	0	0	0	0
Depreciation and Amortization	106			105						211	210	415	482	826
Income Tax Expense (Benefit)	40			66						187	106	181	272	(56)
Segment Profit (Loss)	27			89						238	145	250	352	(130)
Segment Assets	8,395	8,333				7,948				8,395		8,333	7,948	8,426
Other [Member]
Segment Reporting Information [Line Items]
Net Interest Income	(303)			(531)						(854)	(1,070)	(2,118)	(2,156)	(1,824)
Net Gains on Sales of Loans	0			0						0	0	0	0	0
Net Gains on Securities	0			0						0	0	0	935	0
Trust and Investment Product Fees	0			(1)						(1)	(2)	(5)	(5)	(5)
Insurance Revenues	0			0						0	0	0	(16)	(22)
Noncash Items:
Provision for Loan Losses	0			0						0	0	0	0	0
Depreciation and Amortization	38			38						75	75	150	150	0
Income Tax Expense (Benefit)	(413)			(335)						(788)	(674)	(1,324)	(1,364)	(1,243)
Segment Profit (Loss)	(287)			(329)						(529)	(638)	(1,015)	(413)	(1,405)
Segment Assets	$ (28,560)	$ (20,576)				$ (21,399)				$ (28,560)		$ (20,576)	$ (21,399)	$ (3,079)

Segment Information (Additional Information) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Number of offices	35
Core Banking [Member]
Segment Reporting Information [Line Items]
Number of offices		34

Parent Company Financial Statements (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Securities Available-for-Sale, at Fair Value	$ 612,569		$ 587,602	$ 516,844
Other Assets	12,746		62,252	61,115
TOTAL ASSETS	2,010,612		2,006,300	1,873,767	1,375,888
Liabilities
Borrowings	175,640		161,006	130,993
TOTAL LIABILITIES	1,828,751		1,821,274	1,706,157
SHAREHOLDERS' EQUITY
Common Stock	12,667		12,637	12,594
Additional Paid-in Capital	95,766		95,617	95,039
Retained Earnings	74,967		66,421	49,434
Accumulated Other Comprehensive Income	(1,539)	8,115	10,351	10,543
TOTAL SHAREHOLDERS' EQUITY	181,861		185,026	167,610	121,534	113,549
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,010,612		2,006,300	1,873,767
Parent Company [Member]
Assets
Cash			29,499	21,822
Securities Available-for-Sale, at Fair Value			733	684
Investment in Subsidiary Bank			184,093	176,707
Investment in Non-banking Subsidiaries			4,064	2,980
Other Assets			6,245	5,357
TOTAL ASSETS			224,634	207,550
Liabilities
Borrowings			35,624	36,974
Other Liabilities			3,984	2,966
TOTAL LIABILITIES			39,608	39,940
SHAREHOLDERS' EQUITY
Common Stock			12,637	12,594
Additional Paid-in Capital			95,617	95,039
Retained Earnings			66,421	49,434
Accumulated Other Comprehensive Income			10,351	10,543
TOTAL SHAREHOLDERS' EQUITY			185,026	167,610
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			$ 224,634	$ 207,550

Parent Company Financial Statements (Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME
Interest Income	$ 0			$ 0						$ 0	$ 0
Net Gains on Securities	467			76						1,080	94	1,667	3,024	0
Other Income	549			0						551	0
EXPENSE
Salaries and Employee Benefits	7,627			6,828						15,411	14,148	29,086	27,992	22,070
Professional Fees	525			587						1,186	1,192	2,247	2,056	2,285
Interest Expens	1,746			2,914						3,891	6,029	10,912	16,180	15,522
INCOME BEFORE INCOME TAXES AND EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES	9,761			8,668						18,084	16,798	34,724	27,975	19,028
Income Tax Benefit	3,229			2,701						5,743	5,229	10,669	7,726	5,623
NET INCOME	6,532	6,194	6,292	5,967	5,602	5,573	5,167	4,864	4,645	12,341	11,569	24,055	20,249	13,405
Other Comprehensive Income (Loss):
Changes in Unrealized Gain (Loss) on Securities, Available-for-Sale	(9,654)			704						(11,890)	1,179	(124)	5,677	474
Change in Unrecognized Amounts in Pension, Net												(47)	4	(13)
Change in Unrecognized Loss on Postretirement Benefit Obligation, Net	0									0		(21)	(38)	(176)
COMPREHENSIVE INCOME (LOSS)	(3,122)			6,671						451	12,748	23,863	25,892	13,690
Parent Company [Member]
INCOME
Interest Income												50	38	30
Net Gains on Securities												0	935	0
Other Income												70	71	76
TOTAL INTEREST INCOME												17,620	24,894	14,106
EXPENSE
Salaries and Employee Benefits												458	444	420
Professional Fees												352	379	842
Occupancy and Equipment Expense												7	8	8
Interest Expens												2,221	2,239	1,878
Other Expenses												359	357	281
Total Expenses												3,397	3,427	3,429
INCOME BEFORE INCOME TAXES AND EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES												14,223	21,467	10,677
Income Tax Benefit												1,338	1,364	1,178
INCOME BEFORE EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES												15,561	22,831	11,855
Equity in Undistributed (Excess Distributed) Income of Subsidiaries												8,494	(2,582)	1,550
NET INCOME												24,055	20,249	13,405
Other Comprehensive Income (Loss):
Changes in Unrealized Gain (Loss) on Securities, Available-for-Sale												(124)	5,677	474
Change in Unrecognized Amounts in Pension, Net												(47)	4	(13)
Change in Unrecognized Loss on Postretirement Benefit Obligation, Net												(21)	(38)	(176)
COMPREHENSIVE INCOME (LOSS)												23,863	25,892	13,690
Bank [Member]
INCOME
Dividends from Subsidiaries												17,500	22,500	14,000
Non Bank [Member]
INCOME
Dividends from Subsidiaries												$ 0	$ 1,350	$ 0

Parent Company Financial Statements (Condensed Statements of Cash flow) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Adjustments to Reconcile Net Income to Net Cash from Operations
Gain on Securities, net	(1,080)	(94)	(1,667)	(3,024)	0
Change in Other Assets	3,529	5,068	3,433	5,020	(532)
Interest Payable and Other Liabilities	(1,648)	673	298	(136)	1,040
Equity Based Compensation	170	308	628	635	405
Excess Tax Benefit from Restricted Share Grant			(23)	(37)	(99)
Net Cash from Operating Activities	14,502	35,752	41,997	26,616	17,227
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Sales of Securities Available-for-Sale	100,721	51,395	92,344	20,061	0
Acquire Banking Entities			0	55,780	0
Net Cash from Investing Activities	(36,860)	(109,365)	(161,663)	(104,946)	(93,038)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Long-term Debt	(50,805)	(10,050)	(21,569)	(6,549)	(32,305)
Income Tax Benefit from Restricted Share Grant			23	37	99
Employee Stock Purchase Plan			(67)	(25)	(30)
Dividends Paid	(3,795)	(3,531)	(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities	11,766	55,660	107,650	120,162	67,028
Net Change in Cash and Cash Equivalents	(10,592)	(17,953)	(12,016)	41,832	(8,783)
Cash and Cash Equivalents at Beginning of Year	49,087	61,103	61,103	19,271	28,054
Cash and Cash Equivalents at End of Period	38,495	43,150	49,087	61,103	19,271
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME			24,055	20,249	13,405
Adjustments to Reconcile Net Income to Net Cash from Operations
Gain on Securities, net			0	(935)	0
Change in Other Assets			33	3,656	(1,995)
Interest Payable and Other Liabilities			240	(2,179)	612
Equity Based Compensation			628	635	405
Excess Tax Benefit from Restricted Share Grant			(23)	(37)	(99)
Equity in Excess Distributed (Undistributed) Income of Subsidiaries			(8,494)	2,582	(1,550)
Net Cash from Operating Activities			16,439	23,971	10,778
CASH FLOWS FROM INVESTING ACTIVITIES
Capital Contribution to Subsidiaries			(150)	0	0
Proceeds from Sales of Securities Available-for-Sale			0	0	400
Acquire Banking Entities			0	(1,995)	0
Net Cash from Investing Activities			(150)	(1,995)	400
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Long-term Debt			(1,500)	(1,500)	(1,500)
Income Tax Benefit from Restricted Share Grant			23	37	99
Employee Stock Purchase Plan			(67)	(25)	(30)
Dividends Paid			(7,068)	(7,047)	(6,214)
Net Cash from Financing Activities			(8,612)	(8,535)	(7,645)
Net Change in Cash and Cash Equivalents			7,677	13,441	3,533
Cash and Cash Equivalents at Beginning of Year		21,822	21,822	8,381	4,848
Cash and Cash Equivalents at End of Period			$ 29,499	$ 21,822	$ 8,381

Business Combinations, Goodwill and Intangible Assets (Changes in Carrying Amount of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Business Acquisition [Line Items]
Beginning of Year	$ 18,865	$ 9,835	$ 9,655	$ 18,865
Acquired Goodwill	0	9,030	180
Impairment	0	0	0
End of Year	$ 18,865	$ 18,865	$ 9,835	$ 18,865

Business Combinations, Goodwill and Intangible Assets (Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	$ 12,408	$ 12,408
Finite-Lived Intangible Assets, Accumulated Amortization	9,716	8,062
Core Deposit Intangible [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	6,952	6,952
Finite-Lived Intangible Assets, Accumulated Amortization	4,665	3,346
Unidentified Branch Acquisition Intangible [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	257	257
Finite-Lived Intangible Assets, Accumulated Amortization	257	257
Customer List [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross	5,199	5,199
Finite-Lived Intangible Assets, Accumulated Amortization	$ 4,794	$ 4,459

Business Combinations, Goodwill and Intangible Assets (Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
2013	$ 1,284
2014	774
2015	379
2016	152
2017	$ 52

Business Combinations, Goodwill and Intangible Assets - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Goodwill	$ 18,865		$ 18,865		$ 18,865	$ 18,865	$ 9,835	$ 9,655
Intangible Amortization	348	422	715	864	1,655	1,956	898
Core Banking [Member]
Business Acquisition [Line Items]
Goodwill					17,533	17,533	8,503
Insurance [Member]
Business Acquisition [Line Items]
Goodwill					$ 1,332	$ 1,332	$ 1,332

Other Comprehensive Income (Loss) (Other Comprehensive Income Components) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized Holding Gains on Securities Available-for-Sale	$ (14,651)	$ 1,154	$ (17,753)	$ 1,885	$ 1,495	$ 11,829	$ 891
Reclassification Adjustments for (Gains) Losses Later Realized in Income	(467)	(76)	(1,080)	(94)	(1,667)	(3,024)	0
Net Unrealized Gains					(172)	8,805	891
Amortization of Amounts Included in Net Periodic Pension Costs					31	31	22
Unrecognized Loss on Pension					(109)	(24)	(43)
Unrecognized Gain (Loss) on Postretirement Benefits					(36)	(64)	(293)
Tax Effect	(5,464)	374	(6,943)	612	94	(3,105)	(292)
Total Other Comprehensive Income (Loss)	$ (9,654)	$ 704	$ (11,890)	$ 1,179	$ (192)	$ 5,643	$ 285

Other Comprehensive Income (Loss) (Schedule of Accumulated Other Comprehensive Incomes) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Line Items [Line Items]
Unrealized Gains on Securities Available-for-Sale	$ (1,247)	$ 8,407	$ 10,643	$ 10,767
Unrecognized Gain (Loss) on Pension Benefits	(231)	(231)	(231)	(184)
Unrecognized Gain (Loss) on Postretirement Benefits	(61)	(61)	(61)	(40)
Total	(1,539)	8,115	10,351	10,543
Current Period [Member]
Other Comprehensive Income Line Items [Line Items]
Unrealized Gains on Securities Available-for-Sale			(124)
Unrecognized Gain (Loss) on Pension Benefits			(47)
Unrecognized Gain (Loss) on Postretirement Benefits			(21)
Total			$ (192)

Other Comprehensive Income (Loss) (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income [Line Items]
Unrealized Gains on Securities Available-for-Sale, Beginning Balance	$ 8,407		$ 10,643	$ 10,767	$ 10,767
Unrealized Gains and Losses on Available-for-Sale Securities, Other Comprehensive Income (Loss) Before Reclassification	(9,376)
Unrealized Gains and Losses on Available-for-Sale Securities, Amounts Reclassified from Accumulated Other Comprehensive Income	(278)		(643)
Unrealized Gains and Losses on Available-for-Sale Securities, Net Current Period Other Comprehensive Income (Loss)	(9,654)	704	(11,890)	1,179	(124)	5,677	474
Unrealized Gains on Securities Available-for-Sale, Ending Balance	(1,247)		(1,247)		10,643	10,767
Defined Benefit Pension Items, Beginning Balance	(231)		(231)
Defined Benefit Pension Items, Other Comprehensive Income (Loss) Before Reclassification	0
Defined Benefit Pension Items, Amounts Reclassified from Accumulated Other Comprehensive Income	0		0
Defined Benefit Pension Items, Net Current Period Other Comprehensive Income (Loss)	0		0
Defined Benefit Pension Items, Ending Balance	(231)		(231)		(231)
Postretirement Benefit Items, Beginning Balance	(61)		(61)	(40)	(40)
Postretirement Benefit Items, Other Comprehensive Income (Loss) Before Reclassification	0
Change in Unrecognized Loss on Postretirement Benefit Obligation, Net	0		0		(21)	(38)	(176)
Postretirement Benefit Items, Net Current Period Other Comprehensive Income (Loss)	0		0
Postretirement Benefit Items, Ending Balance	(61)		(61)		(61)	(40)
Accumulated other comprehensive income, Total, Beginning Balance	8,115		10,351	10,543	10,543
Other Comprehensive Income (Loss) Before Reclassification	(9,376)
Amounts Reclassified from Accumulated Other Comprehensive Income	(278)		(643)
Net Current Period Other Comprehensive Income (Loss)	(9,654)		(11,890)
Accumulated other comprehensive income, Total, Ending Balance	$ (1,539)		$ (1,539)		$ 10,351	$ 10,543

Other Comprehensive Income (Loss) (Classifications out of accumulated other comprehensive income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized Gains and Losses on Available-for-Sale Securities
Realized Gain on Sale of Securities	$ 467	$ 76	$ 1,080	$ 94	$ 1,667	$ 3,024	$ 0
Tax Expense	189		437
Net of Tax	278		643
Total Reclassifications for Period	$ 278		$ 643

Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data Line Items [Line Items]
Interest Income	$ 18,458	$ 18,917	$ 18,953	$ 19,563	$ 19,727	$ 20,016	$ 20,105	$ 20,521	$ 19,519	$ 36,828	$ 39,290	$ 77,160	$ 80,161	$ 64,193
Net Interest Income	16,712	16,594	16,393	16,649	16,612	16,407	16,203	16,264	15,107	32,937	33,261	66,248	63,981	48,671
Net Income	$ 6,532	$ 6,194	$ 6,292	$ 5,967	$ 5,602	$ 5,573	$ 5,167	$ 4,864	$ 4,645	$ 12,341	$ 11,569	$ 24,055	$ 20,249	$ 13,405
Basic Earnings Per Share	$ 0.52	$ 0.49	$ 0.5	$ 0.47	$ 0.44	$ 0.44	$ 0.41	$ 0.39	$ 0.37	$ 0.98	$ 0.92	$ 1.91	$ 1.61	$ 1.21
Diluted Earnings per Share	$ 0.52	$ 0.49	$ 0.5	$ 0.47	$ 0.44	$ 0.44	$ 0.41	$ 0.39	$ 0.37	$ 0.97	$ 0.92	$ 1.9	$ 1.61	$ 1.21

Subsequent Event (Additional Information) (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Assets	$ 2,010,612,000	$ 2,006,300,000				$ 1,873,767,000				$ 2,010,612,000		$ 2,006,300,000	$ 1,873,767,000	$ 1,375,888,000
Stockholders' Equity Attributable To Parent	181,861,000	185,026,000				167,610,000				181,861,000		185,026,000	167,610,000	121,534,000	113,549,000
Segment Profit (Loss)	6,532,000	6,194,000	6,292,000	5,967,000	5,602,000	5,573,000	5,167,000	4,864,000	4,645,000	12,341,000	11,569,000	24,055,000	20,249,000	13,405,000
Stock Issued Upon Completion Of Merger										503,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination Purchase Consideration Price per Share										$ 1.75
Market Price Per Share										$ 22.9
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable										2,300,000
Other Payments to Acquire Businesses										716,000
Maximum Stock Exchange Ratio										0.6667
Minimum Stock Exchange Ratio										0.5456
Subsequent Event [Member] | United Commerce [Member]
Subsequent Event [Line Items]
Assets	127,700,000									127,700,000
Stockholders' Equity Attributable To Parent	14,000,000									14,000,000
Segment Profit (Loss)										$ 373,000
Percentage of Ownership held Prior to Merger	4.60%									4.60%